UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012 for all funds in this filing except Wells Fargo Advantage Adjustable Rate

Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income

Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo

Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo

Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund, which had fiscal year end of August 31, 2012.

Date of reporting period: November 30, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 97.23%
FDIC Series 2010-S1 Class 1A ±144A	0.76%	2-25-2048	$10,763,661	$10,786,196
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	2.80	12-15-2039	943,596	942,134
FHLMC ±	2.05	1-1-2024	66,745	68,252
FHLMC ±	2.13	5-1-2028	607,644	644,724
FHLMC ±	2.14	6-1-2020	3,054	3,066
FHLMC ±	2.14	5-1-2020	1,058	1,084
FHLMC ±	2.20	1-1-2023	71,535	74,254
FHLMC ±	2.21	8-1-2033	3,897,208	4,154,651
FHLMC ±	2.23	3-1-2025	158,143	163,194
FHLMC ±	2.23	2-1-2035	2,638,607	2,811,970
FHLMC ±	2.24	3-1-2020	3,192	3,220
FHLMC ±	2.24	12-1-2017	17,220	17,444
FHLMC ±	2.25	1-1-2029	30,114	30,913
FHLMC ±	2.25	7-1-2030	32,363	34,054
FHLMC ±	2.26	7-1-2019	2,399	2,437
FHLMC ±	2.27	5-1-2020	1,954	1,980
FHLMC ±	2.27	1-1-2030	51,636	55,275
FHLMC ±	2.30	8-1-2034	2,702,662	2,864,585
FHLMC ±	2.31	8-1-2036	6,987,716	7,482,152
FHLMC ±	2.31	4-1-2023	587,179	603,468
FHLMC ±	2.31	7-1-2024	60,659	63,022
FHLMC ±	2.32	6-1-2036	11,163,264	11,877,749
FHLMC ±	2.34	7-1-2036	1,202,552	1,282,881
FHLMC ±	2.34	9-1-2016	8,139	8,246
FHLMC ±	2.34	11-1-2016	144,425	150,612
FHLMC ±	2.34	7-1-2018	4,519	4,615
FHLMC ±	2.34	1-1-2019	12,715	13,316
FHLMC ±	2.34	2-1-2019	17,208	18,023
FHLMC ±	2.34	2-1-2035	589,307	614,999
FHLMC ±	2.35	8-1-2033	795,619	848,800
FHLMC ±	2.35	10-1-2033	71,060	74,009
FHLMC ±	2.35	2-1-2034	2,386,316	2,561,970
FHLMC ±	2.35	7-1-2036	8,250,896	8,801,124
FHLMC ±	2.35	5-1-2032	84,574	85,856
FHLMC ±	2.35	9-1-2035	4,129,121	4,417,133
FHLMC ±	2.37	1-1-2030	11,112	11,558
FHLMC ±	2.37	1-1-2030	21,109	22,088
FHLMC ±	2.37	7-1-2030	216,254	227,398
FHLMC ±	2.37	2-1-2036	2,037,648	2,191,462
FHLMC ±	2.37	12-1-2032	5,974,828	6,372,352
FHLMC ±	2.37	5-1-2036	2,896,107	3,109,532
FHLMC ±	2.37	1-1-2036	4,765,728	5,107,172
FHLMC ±	2.37	4-1-2035	1,951,496	2,092,796
FHLMC ±	2.37	8-1-2035	7,547,848	8,091,608
FHLMC ±	2.37	2-1-2036	2,128,203	2,264,457
FHLMC ±	2.38	12-1-2017	45,294	47,425
FHLMC ±	2.38	5-1-2018	1,270	1,330
FHLMC ±	2.38	6-1-2018	16,430	17,207
FHLMC ±	2.38	9-1-2018	3,023	3,162
FHLMC ±	2.38	5-1-2019	9,591	9,684
FHLMC ±	2.38	12-1-2032	3,523,887	3,771,914
FHLMC ±	2.38	2-1-2036	3,415,483	3,669,875
FHLMC ±	2.38	11-1-2022	550,267	566,150
FHLMC ±	2.38	8-1-2035	1,921,044	2,057,888
FHLMC ±	2.38	3-1-2027	357,964	382,862
FHLMC ±	2.38	4-1-2034	6,924,447	7,451,350
FHLMC ±	2.39	2-1-2035	4,611,784	4,927,953
FHLMC ±	2.39	8-1-2027	12,476	12,739
FHLMC ±	2.40	11-1-2029	219,497	234,725
FHLMC ±	2.40	9-1-2030	867,675	926,718
FHLMC ±	2.40	10-1-2035	7,548,254	8,114,464
FHLMC ±	2.40	12-1-2034	7,724,692	8,286,248
FHLMC ±	2.40	2-1-2035	9,609,609	10,296,254
FHLMC ±	2.41	2-1-2034	5,881,836	6,312,141
FHLMC ±	2.41	5-1-2034	4,167,654	4,454,166

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.41%	3-1-2037	$8,358,417	$8,966,470
FHLMC ±	2.41	11-1-2029	525,498	561,026
FHLMC ±	2.41	10-1-2036	2,373,294	2,532,743
FHLMC ±	2.42	4-1-2034	9,216,269	9,881,939
FHLMC ±	2.42	9-1-2033	2,331,036	2,480,798
FHLMC ±	2.42	11-1-2036	2,314,965	2,482,309
FHLMC ±	2.42	9-1-2033	729,388	779,207
FHLMC ±	2.43	7-1-2034	12,960,321	13,690,213
FHLMC ±	2.43	9-1-2032	4,521,760	4,843,466
FHLMC ±	2.43	6-1-2035	3,321,769	3,567,713
FHLMC ±	2.44	7-1-2031	449,517	481,593
FHLMC ±	2.44	10-1-2033	3,949,751	4,211,154
FHLMC ±	2.44	11-1-2027	1,295,751	1,388,205
FHLMC ±	2.45	1-1-2037	4,737,670	5,062,879
FHLMC ±	2.45	10-1-2033	1,031,321	1,101,786
FHLMC ±	2.45	6-1-2035	5,460,144	5,855,944
FHLMC ±	2.47	10-1-2033	4,081,191	4,372,313
FHLMC ±	2.47	9-1-2030	18,034,958	19,258,993
FHLMC ±	2.47	10-1-2030	28,726	30,137
FHLMC ±	2.48	1-1-2033	267,289	270,666
FHLMC ±	2.48	7-1-2038	4,918,976	5,307,706
FHLMC ±	2.48	2-1-2035	3,481,958	3,731,346
FHLMC ±	2.50	1-1-2028	45,330	48,650
FHLMC ±	2.50	9-1-2033	1,837,007	1,975,526
FHLMC ±	2.51	10-1-2030	4,189,964	4,503,466
FHLMC ±	2.51	5-1-2025	123,287	131,811
FHLMC ±	2.51	6-1-2035	1,644,689	1,765,560
FHLMC ±	2.52	11-1-2030	2,192,057	2,273,013
FHLMC ±	2.52	7-1-2034	1,786,547	1,924,437
FHLMC ±	2.52	1-1-2028	8,817	9,449
FHLMC ±	2.53	9-1-2031	301,387	308,447
FHLMC ±	2.53	7-1-2029	118,734	127,331
FHLMC ±	2.53	8-1-2018	345	345
FHLMC ±	2.53	10-1-2024	285,772	306,103
FHLMC ±	2.54	10-1-2029	155,255	166,108
FHLMC ±	2.55	6-1-2025	127,007	128,727
FHLMC ±	2.55	8-1-2029	194,477	197,909
FHLMC ±	2.55	6-1-2028	554,880	582,783
FHLMC ±	2.57	4-1-2029	358,514	373,828
FHLMC ±	2.59	8-1-2018	4,851	5,137
FHLMC ±	2.60	7-1-2034	3,093,242	3,311,414
FHLMC ±	2.60	7-1-2037	1,626,910	1,742,507
FHLMC ±	2.60	10-1-2025	50,799	51,792
FHLMC ±	2.60	10-1-2025	160,418	163,413
FHLMC ±	2.60	2-1-2030	100,469	107,838
FHLMC ±	2.60	6-1-2030	178,306	181,924
FHLMC ±	2.60	7-1-2027	1,101,637	1,182,538
FHLMC ±	2.60	6-1-2030	818,388	877,355
FHLMC ±	2.60	3-1-2018	27,575	28,051
FHLMC ±	2.62	6-1-2030	157,170	168,614
FHLMC ±	2.63	11-1-2018	21,326	21,573
FHLMC ±	2.66	11-1-2029	370,131	378,617
FHLMC ±	2.68	4-1-2020	52,256	56,099
FHLMC ±	2.69	8-1-2036	6,734,484	7,186,416
FHLMC ±	2.70	8-1-2030	9,393,069	10,071,157
FHLMC ±	2.70	1-1-2035	1,116,662	1,185,445
FHLMC ±	2.70	6-1-2024	49,075	52,390
FHLMC ±	2.71	6-1-2020	171,914	182,390
FHLMC ±	2.71	3-1-2036	2,153,499	2,301,052
FHLMC ±	2.72	12-1-2036	898,454	960,026
FHLMC ±	2.72	11-1-2026	426,297	437,899
FHLMC ±	2.72	5-1-2028	515,958	532,087
FHLMC ±	2.73	6-1-2032	267,155	271,333
FHLMC ±	2.73	1-1-2022	37,695	38,162
FHLMC ±	2.74	9-1-2030	196,014	201,299

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.75%	6-1-2033	$3,895,246	$4,164,208
FHLMC ±	2.76	5-1-2033	485,589	497,423
FHLMC ±	2.77	6-1-2026	2,378,729	2,545,981
FHLMC ±	2.77	6-1-2035	3,630,503	3,871,488
FHLMC ±	2.79	8-1-2035	403,500	412,320
FHLMC ±	2.83	10-1-2035	4,780,164	5,091,733
FHLMC ±	2.84	3-1-2037	4,749,477	5,090,681
FHLMC ±	2.84	11-1-2035	1,096,488	1,168,845
FHLMC ±	2.85	10-1-2036	1,983,659	2,122,922
FHLMC ±	2.85	5-1-2023	102,370	102,961
FHLMC ±	2.86	4-1-2036	5,485,627	5,863,274
FHLMC ±	2.86	10-1-2018	104,189	110,258
FHLMC ±	2.87	9-1-2035	7,859,667	8,376,498
FHLMC ±	2.87	10-1-2035	5,932,382	6,346,644
FHLMC ±	2.87	4-1-2035	921,337	984,812
FHLMC ±	2.88	4-1-2035	5,255,028	5,612,212
FHLMC ±	2.89	11-1-2032	372,497	388,831
FHLMC ±	2.91	4-1-2035	2,322,043	2,486,724
FHLMC ±	2.92	2-1-2037	1,192,992	1,276,104
FHLMC ±	2.92	2-1-2036	11,413,490	12,209,866
FHLMC ±	2.93	5-1-2032	318,558	331,611
FHLMC ±	2.93	11-1-2035	6,943,898	7,440,366
FHLMC ±	2.93	7-1-2017	44,500	46,977
FHLMC ±	2.94	5-1-2035	909,192	974,965
FHLMC ±	2.96	4-1-2035	3,621,015	3,866,485
FHLMC ±	2.99	6-1-2019	213,554	216,177
FHLMC ±	3.01	6-1-2019	149,497	158,604
FHLMC ±	3.02	4-1-2037	2,295,676	2,464,324
FHLMC ±	3.03	2-1-2018	7,034	7,082
FHLMC ±	3.03	3-1-2032	2,426,301	2,593,518
FHLMC ±	3.04	6-1-2022	3,198	3,235
FHLMC ±	3.05	12-1-2018	43,320	43,432
FHLMC ±	3.09	2-1-2036	8,829,710	9,482,133
FHLMC ±	3.10	3-1-2025	5,475,093	5,812,400
FHLMC ±	3.10	12-1-2018	45,417	45,728
FHLMC ±	3.11	2-1-2024	39,931	40,125
FHLMC ±	3.12	2-1-2027	208,303	216,226
FHLMC ±	3.13	10-1-2019	39,159	39,183
FHLMC ±	3.15	6-1-2029	2,018,374	2,152,673
FHLMC ±	3.17	9-1-2016	94,048	94,610
FHLMC ±	3.25	5-1-2039	3,604,558	3,870,062
FHLMC ±	3.26	12-1-2025	728,378	755,234
FHLMC ±	3.32	8-1-2029	274,757	281,005
FHLMC ±	3.36	4-1-2019	35,287	35,451
FHLMC ±	3.38	8-1-2019	25,798	25,937
FHLMC ±	3.43	1-1-2026	15,491	15,582
FHLMC ±	3.50	7-1-2028	108,884	110,663
FHLMC ±	3.58	6-1-2035	3,042,317	3,247,037
FHLMC ±	3.60	6-1-2021	250,927	266,808
FHLMC ±	3.60	7-1-2018	165,877	167,744
FHLMC ±	3.73	12-1-2025	1,147,836	1,231,401
FHLMC ±	3.92	1-1-2017	1,669	1,716
FHLMC ±	3.99	11-1-2026	214,657	224,560
FHLMC ±	4.03	4-1-2023	256,014	261,315
FHLMC ±	4.06	5-1-2031	267,474	272,403
FHLMC ±	4.38	8-1-2029	47,103	48,296
FHLMC ±	4.43	2-1-2029	296,871	302,426
FHLMC ±	4.47	10-1-2029	10,724	10,791
FHLMC ±	4.49	1-1-2019	1,471	1,498
FHLMC ±	4.71	4-1-2032	156,335	159,320
FHLMC ±	4.72	8-1-2027	88,139	89,019
FHLMC ±	4.77	2-1-2021	54,018	54,897
FHLMC ±	5.50	8-1-2024	842,537	908,992
FHLMC ±	5.50	6-1-2033	1,016,756	1,082,784
FHLMC	6.50	4-1-2018	148,401	166,202

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	7.00%	9-1-2035	$70,465	$79,756
FHLMC	7.50	1-1-2016	36,612	39,021
FHLMC	7.50	6-1-2016	11,517	12,000
FHLMC	8.50	5-1-2020	183,999	204,309
FHLMC	8.50	9-1-2022	33,369	34,156
FHLMC Series 0020 Class F ±	1.15	7-1-2029	36,611	37,807
FHLMC Series 1671 Class QA ±	1.99	2-15-2024	590,190	621,750
FHLMC Series 1686 Class FE ±	2.14	2-15-2024	57,056	60,015
FHLMC Series 1730 Class FA ±	1.19	5-15-2024	483,519	494,368
FHLMC Series 2315 Class FW ±	0.76	4-15-2027	287,336	289,645
FHLMC Series 2391 Class EF ±	0.71	6-15-2031	272,512	274,049
FHLMC Series 2454 Class SL ±(c)	7.79	3-15-2032	668,724	145,494
FHLMC Series 2461 Class FI ±	0.71	4-15-2028	393,327	396,886
FHLMC Series 2464 Class FE ±	1.21	3-15-2032	424,727	435,225
FHLMC Series 2466 Class FV ±	0.76	3-15-2032	624,662	631,168
FHLMC Series T-48 Class 2A ±	3.39	7-25-2033	4,004,367	4,147,431
FHLMC Series T-54 Class 4A ±	3.11	2-25-2043	2,799,419	2,827,525
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	133,410	152,623
FHLMC Series T-66 Class 2A1 ±	2.89	1-25-2036	5,401,556	5,699,144
FHLMC Series T-67 Class 1A1C ±	3.07	3-25-2036	20,224,163	21,282,008
FHLMC Series T-67 Class 2A1C ±	3.07	3-25-2036	20,570,873	21,745,264
FHLMC Series T-75 Class A1 ±	0.25	12-25-2036	4,143,586	4,116,325
FNMA ±	1.38	1-1-2021	6,313	6,455
FNMA ±	1.38	1-1-2021	7,924	8,031
FNMA ±	1.45	6-1-2021	113,155	115,740
FNMA ±	1.45	12-1-2020	66,074	66,053
FNMA ±	1.55	12-1-2030	241,891	250,075
FNMA ±	1.63	7-1-2017	2,089	2,114
FNMA ±	1.69	3-1-2015	20,145	20,667
FNMA ±	1.75	12-1-2016	1,734	1,743
FNMA ±	1.79	4-1-2033	1,132,559	1,186,752
FNMA ±	1.83	9-1-2032	70,344	70,856
FNMA ±	1.87	5-1-2018	10,591	10,597
FNMA ±	1.87	1-1-2032	40,086	40,442
FNMA ±	1.88	7-1-2020	20,105	20,347
FNMA ±	1.88	8-1-2032	179,732	188,267
FNMA ±	1.89	5-1-2029	468,156	497,470
FNMA ±	1.90	8-1-2032	290,979	292,055
FNMA ±	1.96	10-1-2017	14,290	14,565
FNMA ±	2.01	8-1-2031	81,638	83,303
FNMA ±	2.01	7-1-2032	233,812	236,081
FNMA ±	2.02	6-1-2032	188,303	190,628
FNMA ±	2.05	12-1-2022	18,957	19,031
FNMA ±	2.08	10-1-2035	12,895,036	13,565,163
FNMA ±	2.08	7-1-2035	2,962,791	3,126,517
FNMA ±	2.10	12-1-2035	12,313,365	12,983,437
FNMA ±	2.11	1-1-2032	487,047	494,216
FNMA ±	2.11	1-1-2036	6,683,250	7,054,578
FNMA ±	2.12	8-1-2033	4,344	4,395
FNMA ±	2.13	10-1-2018	168,072	176,119
FNMA ±	2.13	1-1-2022	15,156	15,188
FNMA ±	2.13	8-1-2031	172,475	176,174
FNMA ±	2.13	12-1-2031	31,525	31,818
FNMA ±	2.15	7-1-2018	3,471	3,473
FNMA ±	2.16	6-1-2018	2,637	2,712
FNMA ±	2.16	6-1-2034	1,411,654	1,490,710
FNMA ±	2.17	8-1-2031	154,740	155,449
FNMA ±	2.17	12-1-2031	426,227	450,001
FNMA ±	2.17	4-1-2030	207,454	221,203
FNMA ±	2.18	9-1-2031	436,632	461,235
FNMA ±	2.19	12-1-2031	179,599	189,665
FNMA ±	2.19	11-1-2027	69,730	74,232
FNMA ±	2.21	11-1-2017	245,189	261,456
FNMA ±	2.21	8-1-2025	56,707	60,052
FNMA ±	2.23	9-1-2036	2,434,855	2,596,032

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.23%	8-1-2033	$713,957	$735,180
FNMA ±	2.24	7-1-2038	2,399,333	2,554,545
FNMA ±	2.24	7-1-2035	2,603,758	2,730,775
FNMA ±	2.24	12-1-2025	27,189	27,537
FNMA ±	2.24	8-1-2026	123,970	125,657
FNMA ±	2.24	4-1-2035	4,924,628	5,266,379
FNMA ±	2.25	3-1-2031	47,193	50,468
FNMA ±	2.25	3-1-2028	167,801	168,829
FNMA ±	2.25	3-1-2034	1,023,802	1,092,614
FNMA ±	2.25	2-1-2020	21,454	22,425
FNMA ±	2.25	10-1-2025	181,558	190,422
FNMA ±	2.25	1-1-2027	49,708	52,273
FNMA ±	2.25	5-1-2033	1,759,810	1,871,702
FNMA ±	2.25	1-1-2019	5,043	5,049
FNMA ±	2.26	8-1-2035	859,924	899,786
FNMA ±	2.26	9-1-2032	10,415,899	11,109,584
FNMA ±	2.26	7-1-2035	2,519,062	2,692,519
FNMA ±	2.26	8-1-2036	4,859,454	5,132,016
FNMA ±	2.26	12-1-2033	2,490,247	2,664,590
FNMA ±	2.27	4-1-2018	585,573	614,339
FNMA ±	2.29	4-1-2028	50,555	51,159
FNMA ±	2.29	2-1-2035	5,959,658	6,344,413
FNMA ±	2.29	4-1-2034	6,770,184	7,235,642
FNMA ±	2.29	7-1-2018	673,565	708,845
FNMA ±	2.29	1-1-2035	4,782,746	5,074,332
FNMA ±	2.29	10-1-2035	1,006,497	1,075,510
FNMA ±	2.30	12-1-2024	42,172	44,418
FNMA ±	2.30	10-1-2033	1,171,040	1,250,319
FNMA ±	2.30	1-1-2035	859,185	921,191
FNMA ±	2.30	1-1-2036	1,982,180	2,116,199
FNMA ±	2.31	10-1-2035	5,973,502	6,364,168
FNMA ±	2.31	3-1-2035	2,276,522	2,436,659
FNMA ±	2.31	12-1-2039	467,469	498,539
FNMA ±	2.31	2-1-2033	281,120	297,263
FNMA ±	2.32	4-1-2042	5,322,071	5,599,171
FNMA ±	2.32	6-1-2023	938	955
FNMA ±	2.32	6-1-2031	353,639	376,818
FNMA ±	2.32	2-1-2036	2,096,388	2,235,295
FNMA ±	2.33	12-1-2040	15,681,742	16,765,840
FNMA ±	2.33	7-1-2048	8,009,625	8,563,799
FNMA ±	2.33	5-1-2034	6,242,285	6,705,236
FNMA ±	2.33	1-1-2027	1,173,322	1,258,210
FNMA ±	2.33	7-1-2038	10,304,733	11,090,953
FNMA ±	2.34	6-1-2035	2,772,495	2,959,496
FNMA ±	2.34	7-1-2035	3,635,093	3,898,234
FNMA ±	2.34	4-1-2034	1,026,994	1,085,036
FNMA ±	2.34	1-11-2035	4,207,608	4,498,358
FNMA ±	2.34	4-1-2030	21,178	22,655
FNMA ±	2.34	7-1-2030	130,733	133,181
FNMA ±	2.34	9-1-2032	150,985	152,510
FNMA ±	2.34	2-1-2033	8,569	8,592
FNMA ±	2.34	4-1-2033	3,312,658	3,516,912
FNMA ±	2.34	6-1-2037	589,478	622,287
FNMA ±	2.34	7-1-2038	1,819,869	1,955,997
FNMA ±	2.34	5-1-2033	1,012,049	1,083,468
FNMA ±	2.34	10-1-2017	88,182	90,373
FNMA ±	2.34	1-1-2018	106,877	110,568
FNMA ±	2.34	11-1-2023	49,965	51,622
FNMA ±	2.34	2-1-2035	7,816,586	8,364,564
FNMA ±	2.35	8-1-2031	146,151	147,666
FNMA ±	2.35	7-1-2035	3,066,895	3,298,181
FNMA ±	2.35	4-1-2019	8,861	8,913
FNMA ±	2.35	5-1-2035	4,310,802	4,592,070
FNMA ±	2.35	7-1-2038	5,286,620	5,663,586
FNMA ±	2.36	7-1-2025	6,617	6,797

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.36%	12-1-2040	$5,415,469	$5,784,821
FNMA ±	2.36	7-1-2028	364	392
FNMA ±	2.36	10-1-2034	898,596	965,910
FNMA ±	2.36	6-1-2034	7,546,249	8,031,014
FNMA ±	2.36	9-1-2034	2,404,336	2,558,188
FNMA ±	2.36	9-1-2030	339,487	364,156
FNMA ±	2.36	5-1-2042	10,353,431	11,063,687
FNMA ±	2.37	6-1-2027	129,197	138,662
FNMA ±	2.37	1-1-2035	1,797,002	1,860,857
FNMA ±	2.37	8-1-2026	1,299,821	1,387,723
FNMA ±	2.37	6-1-2027	3,972	4,186
FNMA ±	2.38	7-1-2017	4,811	4,878
FNMA ±	2.38	8-1-2017	1,666	1,667
FNMA ±	2.38	1-1-2018	964,749	1,008,871
FNMA ±	2.38	3-1-2021	1,448	1,505
FNMA ±	2.38	6-1-2025	10,826	11,071
FNMA ±	2.38	3-1-2030	51,041	53,501
FNMA ±	2.38	4-1-2033	1,519,652	1,616,062
FNMA ±	2.38	2-1-2034	5,505,571	5,890,755
FNMA ±	2.39	11-1-2024	17,288	17,967
FNMA ±	2.39	6-1-2034	2,012,918	2,143,010
FNMA ±	2.39	9-1-2039	11,539,574	12,418,335
FNMA ±	2.39	5-1-2018	240,189	242,319
FNMA ±	2.40	7-1-2048	10,677,208	11,420,857
FNMA ±	2.40	4-1-2024	90,151	96,331
FNMA ±	2.40	7-1-2024	18,569	19,742
FNMA ±	2.40	4-1-2021	120,103	124,858
FNMA ±	2.41	12-1-2040	8,746,930	9,373,155
FNMA ±	2.42	6-1-2026	132,301	141,914
FNMA ±	2.42	8-1-2035	1,859,916	1,944,246
FNMA ±	2.42	6-1-2035	3,704,200	3,974,910
FNMA ±	2.42	9-1-2037	1,568,924	1,684,169
FNMA ±	2.43	3-1-2035	8,329,781	8,938,262
FNMA ±	2.43	10-1-2036	2,106,989	2,240,540
FNMA ±	2.44	2-1-2035	2,684,541	2,871,350
FNMA ±	2.44	5-1-2035	3,613,961	3,869,752
FNMA ±	2.44	4-1-2036	8,669,651	9,321,328
FNMA ±	2.44	4-1-2024	33,479	35,276
FNMA ±	2.44	5-1-2034	2,101,301	2,258,879
FNMA ±	2.44	5-1-2025	98,366	105,102
FNMA ±	2.44	2-1-2032	2,869,453	3,019,659
FNMA ±	2.45	4-1-2028	406,161	435,832
FNMA ±	2.45	6-1-2032	57,912	58,047
FNMA ±	2.45	1-1-2038	1,195,056	1,244,251
FNMA ±	2.45	9-1-2028	127,348	129,856
FNMA ±	2.45	1-1-2028	11,788	12,495
FNMA ±	2.45	10-1-2029	281,369	287,348
FNMA ±	2.46	12-1-2028	92,293	98,377
FNMA ±	2.46	9-1-2026	235,660	240,496
FNMA ±	2.46	2-1-2033	532,252	569,913
FNMA ±	2.47	12-1-2017	104,965	106,108
FNMA ±	2.48	6-1-2027	107,838	115,914
FNMA ±	2.48	3-1-2033	3,347,982	3,582,228
FNMA ±	2.48	12-1-2021	171,376	175,809
FNMA ±	2.48	12-1-2030	1,360,731	1,458,135
FNMA ±	2.49	6-1-2030	243,493	261,838
FNMA ±	2.49	10-1-2024	68,001	72,466
FNMA ±	2.49	12-1-2024	107,000	112,637
FNMA ±	2.49	11-1-2034	4,327,454	4,659,610
FNMA ±	2.50	7-1-2027	202,837	218,172
FNMA ±	2.50	4-1-2018	8,594	8,915
FNMA ±	2.50	5-1-2017	86,335	88,614
FNMA ±	2.50	2-1-2019	2,726	2,750
FNMA ±	2.50	12-1-2030	92,270	93,711
FNMA ±	2.50	8-1-2017	753,252	773,539

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.51%	11-1-2024	$221,825	$236,873
FNMA ±	2.51	7-1-2027	525,685	564,460
FNMA ±	2.53	6-1-2024	67,666	72,359
FNMA ±	2.53	5-1-2027	113,130	121,510
FNMA ±	2.54	1-1-2032	205,759	221,033
FNMA ±	2.55	12-1-2033	3,551,053	3,771,778
FNMA ±	2.55	7-1-2017	207,808	213,697
FNMA ±	2.56	12-1-2023	14,125	14,173
FNMA ±	2.56	1-1-2034	4,684,281	4,969,908
FNMA ±	2.56	4-1-2018	921,968	949,847
FNMA ±	2.56	9-1-2022	832,685	895,574
FNMA ±	2.57	9-1-2019	13,128	13,343
FNMA ±	2.57	5-1-2036	1,095,300	1,165,033
FNMA ±	2.58	5-1-2036	8,242,626	8,845,139
FNMA ±	2.58	8-1-2040	1,754,318	1,876,799
FNMA ±	2.58	6-1-2035	4,759,643	5,060,473
FNMA ±	2.58	3-1-2035	5,992,908	6,470,698
FNMA ±	2.59	11-1-2020	1,401,819	1,465,298
FNMA ±	2.61	4-1-2040	434,346	464,861
FNMA ±	2.63	7-1-2017	8,816	9,137
FNMA ±	2.63	1-1-2019	189,599	196,741
FNMA ±	2.63	3-1-2027	216,943	218,964
FNMA ±	2.63	6-1-2032	267,696	287,826
FNMA ±	2.63	1-1-2036	703,400	729,682
FNMA ±	2.64	11-1-2024	103,922	105,773
FNMA ±	2.64	5-1-2036	6,980,669	7,545,415
FNMA ±	2.64	10-1-2029	712,117	765,775
FNMA ±	2.65	10-1-2024	59,717	60,113
FNMA ±	2.65	9-1-2030	1,109,475	1,192,639
FNMA ±	2.66	6-1-2019	1,356	1,363
FNMA ±	2.66	5-1-2035	3,676,527	3,936,493
FNMA ±	2.66	4-1-2033	1,125,810	1,205,862
FNMA ±	2.67	6-1-2040	1,407,103	1,487,890
FNMA ±	2.67	1-1-2035	3,105,713	3,324,902
FNMA ±	2.67	2-1-2036	8,642,681	9,275,409
FNMA ±	2.67	5-1-2035	4,790,607	5,185,398
FNMA ±	2.67	11-1-2017	121,520	125,321
FNMA ±	2.68	6-1-2032	174,452	176,692
FNMA ±	2.68	6-1-2032	386,936	388,535
FNMA ±	2.69	7-1-2020	309,445	327,677
FNMA ±	2.69	7-1-2035	5,562,024	5,928,328
FNMA ±	2.69	10-1-2024	473,810	506,884
FNMA ±	2.69	10-1-2018	964,421	1,002,116
FNMA ±	2.70	3-1-2032	152,159	162,358
FNMA ±	2.71	6-1-2017	42,541	42,925
FNMA ±	2.71	11-1-2018	5,500	5,548
FNMA ±	2.72	4-1-2026	10,079	10,286
FNMA ±	2.72	2-1-2028	53,291	57,149
FNMA ±	2.73	9-1-2033	67,989	71,635
FNMA ±	2.73	9-1-2033	75,644	76,099
FNMA ±	2.73	5-1-2019	2,667	2,703
FNMA ±	2.74	5-1-2033	8,649,903	9,217,625
FNMA ±	2.74	11-1-2034	11,363,584	12,130,261
FNMA ±	2.74	2-1-2035	2,774,496	2,946,355
FNMA ±	2.74	4-1-2032	47,924	50,867
FNMA ±	2.74	5-1-2036	4,712,621	5,019,408
FNMA ±	2.74	9-1-2017	605,169	629,949
FNMA ±	2.74	10-1-2018	194,664	201,019
FNMA ±	2.74	1-1-2033	3,787,381	4,054,532
FNMA ±	2.75	5-1-2032	312,313	316,158
FNMA ±	2.75	5-1-2017	69,730	70,210
FNMA ±	2.76	5-1-2018	585,371	611,324
FNMA ±	2.76	2-1-2018	12,850	13,161
FNMA ±	2.76	3-1-2033	1,122,672	1,190,235
FNMA ±	2.78	6-1-2033	454,971	487,851

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.78%	11-1-2034	$3,407,390	$3,674,684
FNMA ±	2.79	8-1-2039	10,148,419	10,813,801
FNMA ±	2.79	9-1-2034	3,253,489	3,478,021
FNMA ±	2.79	7-1-2020	3,007,277	3,098,376
FNMA ±	2.79	4-1-2030	48,013	50,866
FNMA ±	2.79	4-1-2034	2,457,822	2,619,556
FNMA ±	2.80	7-1-2035	2,175,382	2,330,292
FNMA ±	2.80	7-1-2039	3,749,020	4,087,126
FNMA ±	2.80	12-1-2046	2,280,726	2,441,197
FNMA ±	2.81	11-1-2035	20,511,180	22,259,342
FNMA ±	2.81	9-1-2036	1,836,943	1,967,923
FNMA ±	2.82	10-1-2025	18,307	19,638
FNMA ±	2.83	3-1-2033	8,682	8,682
FNMA ±	2.83	1-1-2040	1,051,950	1,125,755
FNMA ±	2.84	4-1-2035	3,746,778	4,011,964
FNMA ±	2.85	12-1-2033	3,841,047	4,105,267
FNMA ±	2.85	10-1-2028	316,443	340,601
FNMA ±	2.87	1-1-2036	217,034	227,086
FNMA ±	2.88	6-1-2016	156,367	163,461
FNMA ±	2.88	7-1-2016	26,367	27,548
FNMA ±	2.88	8-1-2018	103,266	108,613
FNMA ±	2.88	12-1-2028	240,666	253,106
FNMA ±	2.88	1-1-2029	33,894	35,640
FNMA ±	2.89	7-1-2028	454,463	489,474
FNMA ±	2.89	5-1-2028	107,790	112,032
FNMA ±	2.89	9-1-2037	9,925,055	10,668,351
FNMA ±	2.90	12-1-2035	1,341,871	1,438,070
FNMA ±	2.91	11-1-2022	99,391	104,894
FNMA ±	2.91	8-1-2035	5,192,672	5,556,721
FNMA ±	2.91	7-1-2036	4,570,408	4,909,703
FNMA ±	2.91	1-1-2036	15,166,823	16,237,026
FNMA ±	2.91	4-1-2035	3,751,154	4,023,471
FNMA ±	2.91	7-1-2019	4,384	4,559
FNMA ±	2.91	9-1-2032	196,573	202,804
FNMA ±	2.93	7-1-2033	2,167,226	2,328,594
FNMA ±	2.94	9-1-2032	2,208,682	2,407,714
FNMA ±	2.96	10-1-2033	25,620,122	27,576,581
FNMA ±	2.97	4-1-2040	3,918,861	4,242,245
FNMA ±	2.98	4-1-2033	793,335	844,478
FNMA ±	2.99	10-1-2017	10,559	10,566
FNMA ±	3.00	8-1-2030	270,005	280,561
FNMA ±	3.00	6-1-2018	48,154	48,265
FNMA ±	3.02	3-1-2019	1,124,797	1,182,228
FNMA ±	3.03	10-1-2034	1,038,399	1,112,916
FNMA ±	3.05	8-1-2035	5,760,731	6,183,282
FNMA ±	3.05	10-1-2024	21,648	23,175
FNMA ±	3.05	1-1-2025	79,303	79,361
FNMA ±	3.08	3-1-2030	183,021	195,700
FNMA ±	3.09	8-1-2031	76,068	79,778
FNMA ±	3.10	9-1-2019	86,939	87,558
FNMA ±	3.10	1-1-2031	90,528	91,334
FNMA ±	3.10	9-1-2035	1,420,928	1,527,203
FNMA ±	3.12	5-1-2028	369,345	383,826
FNMA ±	3.13	11-1-2028	358,509	383,521
FNMA ±	3.14	2-1-2029	193,548	206,576
FNMA ±	3.16	1-1-2033	181,251	183,111
FNMA ±	3.16	8-1-2029	1,262,796	1,352,438
FNMA ±	3.17	1-1-2029	51,583	54,097
FNMA ±	3.18	11-1-2024	186,894	186,996
FNMA ±	3.21	5-1-2017	123,692	131,529
FNMA ±	3.21	11-1-2031	90,066	90,754
FNMA ±	3.22	9-1-2021	148,254	148,224
FNMA ±	3.22	7-1-2017	163,337	165,587
FNMA ±	3.23	4-1-2034	4,352,332	4,680,344
FNMA ±	3.23	9-1-2033	45,081	45,104

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.25%	9-1-2017	$3,876	$3,903
FNMA ±	3.28	4-1-2020	2,450,816	2,591,197
FNMA ±	3.31	7-1-2028	147,307	152,920
FNMA ±	3.42	4-1-2024	540,905	576,158
FNMA ±	3.43	11-1-2029	12,298	13,053
FNMA ±	3.51	1-1-2021	975,837	1,021,860
FNMA ±	3.51	2-1-2029	3,259,235	3,495,790
FNMA ±	3.53	7-1-2033	30,543	30,558
FNMA ±	3.54	9-1-2033	198,515	198,950
FNMA ±	3.55	1-1-2033	75,987	76,061
FNMA ±	3.58	10-1-2017	587,932	601,837
FNMA ±	3.60	10-1-2034	748,773	766,266
FNMA ±	3.68	7-1-2021	310,841	316,423
FNMA ±	3.73	1-1-2017	2,313	2,349
FNMA ±	3.79	5-1-2018	1,457	1,489
FNMA ±	3.80	4-1-2019	995	1,000
FNMA ±	3.82	3-1-2030	26,162	27,647
FNMA ±	3.82	11-1-2031	49,201	49,282
FNMA ±	3.85	9-1-2033	64,737	64,915
FNMA ±	3.92	4-1-2018	33	33
FNMA ±	4.00	10-1-2025	16,328	17,391
FNMA ±	4.00	3-1-2023	9,723	9,776
FNMA ±	4.00	7-1-2017	67,356	71,769
FNMA ±	4.02	4-1-2034	2,421,808	2,584,845
FNMA ±	4.14	12-1-2050	232,941	233,146
FNMA ±	4.15	6-1-2034	635,454	673,660
FNMA ±	4.18	12-1-2032	185,876	198,199
FNMA ±	4.23	9-1-2017	7,479	7,531
FNMA ±	4.26	8-1-2017	43,911	45,740
FNMA ±	4.29	2-1-2033	105,884	106,472
FNMA ±	4.29	4-1-2032	272,786	275,382
FNMA ±	4.30	1-1-2018	1,295	1,298
FNMA ±	4.31	9-1-2028	14,323	14,931
FNMA ±	4.33	6-1-2024	78,673	79,530
FNMA ±	4.38	9-1-2031	373,065	381,257
FNMA ±	4.41	5-1-2034	974,244	1,046,349
FNMA ±	4.43	5-1-2017	2,418	2,434
FNMA ±	4.50	4-1-2020	21,885	22,249
FNMA ±	4.50	12-1-2036	232,217	246,001
FNMA ±	4.56	10-1-2018	90	93
FNMA ±	4.57	11-1-2031	173,330	173,709
FNMA ±	4.61	2-1-2019	584,689	624,707
FNMA ±	4.65	3-1-2014	346	346
FNMA ±	4.87	1-1-2019	903,081	966,197
FNMA ±	4.90	6-1-2019	7,467	7,592
FNMA ±	5.04	4-1-2018	389,573	417,587
FNMA ±	5.08	1-1-2023	43,860	47,273
FNMA ±	5.16	6-1-2028	66,801	67,081
FNMA ±	5.20	9-1-2023	9,480	9,507
FNMA ±	5.25	10-1-2021	20,789	20,813
FNMA ±	5.35	6-1-2028	128,219	139,383
FNMA ±	5.35	11-1-2014	2,988	3,005
FNMA ±	5.55	1-1-2019	182,977	198,314
FNMA ±	5.81	11-1-2019	488	488
FNMA ±	5.85	3-1-2014	12,321	13,136
FNMA ±	5.88	5-1-2025	1,373	1,382
FNMA ±	5.96	9-1-2017	961	992
FNMA ±	6.00	2-1-2017	5,218	5,257
FNMA ±	6.00	1-1-2020	24,924	25,711
FNMA ±	6.45	2-1-2034	88,876	89,890
FNMA	6.50	8-1-2028	315,096	355,097
FNMA	6.50	5-1-2031	247,450	282,625
FNMA ±	6.72	3-1-2023	7,100	7,110
FNMA	7.00	11-1-2014	5,921	6,154
FNMA	7.00	11-1-2017	38,526	42,111

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.06%	11-1-2024	$57,895	$65,742
FNMA	7.06	12-1-2024	38,164	43,336
FNMA	7.06	1-1-2025	36,150	41,049
FNMA	7.06	3-1-2025	72,612	82,453
FNMA	7.06	3-1-2025	14,066	15,972
FNMA	7.06	4-1-2025	25,794	29,477
FNMA	7.06	1-1-2027	66,485	78,753
FNMA	7.50	2-1-2016	273,931	292,816
FNMA	7.50	1-1-2031	262,228	317,607
FNMA	7.50	1-1-2033	415,279	500,849
FNMA	7.50	5-1-2033	374,040	453,557
FNMA	7.50	5-1-2033	303,068	363,791
FNMA	7.50	6-1-2033	297,460	360,007
FNMA	7.50	7-1-2033	302,182	370,532
FNMA	7.50	8-1-2033	271,964	332,764
FNMA ±	7.75	2-1-2024	706	706
FNMA ±	7.75	1-1-2026	405	408
FNMA	8.00	12-1-2026	170,775	207,861
FNMA	8.00	2-1-2030	812	936
FNMA	8.00	3-1-2030	884	1,067
FNMA	8.00	2-1-2031	13,364	13,758
FNMA	8.00	7-1-2031	51,899	53,476
FNMA	8.00	5-1-2033	347,323	426,234
FNMA ±	8.38	12-1-2024	1,523	1,531
FNMA	8.50	10-1-2026	21,521	25,965
FNMA	8.50	2-1-2027	76,661	84,653
FNMA	8.50	6-1-2030	129,115	149,146
FNMA	8.51	8-1-2024	117,581	126,531
FNMA	9.00	5-1-2021	971	974
FNMA	9.00	7-1-2030	19,875	19,943
FNMA ±	9.10	10-1-2024	1,445	1,450
FNMA	9.50	8-1-2021	67,672	76,859
FNMA	9.50	12-1-2024	40,638	41,897
FNMA	10.00	1-1-2021	38,339	40,118
FNMA	10.50	4-1-2019	5,949	5,972
FNMA	11.00	1-1-2018	12,128	13,920
FNMA	12.50	7-1-2015	4,162	4,184
FNMA Series 1989-74 Class J	9.80	10-25-2019	49,357	57,121
FNMA Series 1989-96 Class H	9.00	12-25-2019	18,399	20,804
FNMA Series 1992-39 Class FA ±	1.02	3-25-2022	346,410	355,151
FNMA Series 1992-45 Class F ±	1.02	4-25-2022	65,876	67,664
FNMA Series 1992-87 Class Z	8.00	5-25-2022	47,287	54,282
FNMA Series 1993-113 Class FA ±	0.94	7-25-2023	268,940	274,468
FNMA Series 1994-14 Class F ±	2.64	10-25-2023	582,769	614,632
FNMA Series 1998-T2 Class A5 ±	1.59	1-25-2032	1,456,808	1,492,408
FNMA Series 2001-50 Class BA	7.00	10-25-2041	394,701	420,563
FNMA Series 2001-63 Class FD ±	0.81	12-18-2031	350,177	353,716
FNMA Series 2001-81 Class F ±	0.76	1-25-2032	237,289	240,074
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	272,419	297,881
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	6,477,367	7,944,361
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	498,793	585,453
FNMA Series 2001-T12 Class A4 ±	3.32	8-25-2041	10,302,517	11,002,995
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	1,420,958	1,635,356
FNMA Series 2002-05 Class FD ±	1.11	2-25-2032	597,795	608,608
FNMA Series 2002-66 Class A3 ±	3.07	4-25-2042	14,586,878	15,670,435
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,783,004	2,122,742
FNMA Series 2002-T12 Class A5 ±	3.44	10-25-2041	3,468,069	3,566,011
FNMA Series 2002-T19 Class A4 ±	3.31	3-25-2042	218,740	230,751
FNMA Series 2002-W1 Class 3A ±	3.19	4-25-2042	2,336,803	2,422,007
FNMA Series 2002-W4 Class A6 ±	3.30	5-25-2042	3,773,814	4,047,563
FNMA Series 2003-07 Class A2 ±	2.48	5-25-2042	1,721,145	1,811,863
FNMA Series 2003-63 Class A8 ±	2.59	1-25-2043	2,632,518	2,831,613
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	600,608	741,733
FNMA Series 2003-W04 Class 5A ±	3.16	10-25-2042	2,237,061	2,394,067
FNMA Series 2003-W08 Class 4A ±	3.15	11-25-2042	2,810,135	2,998,211

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W10 Class 2A ±	3.21%	6-25-2043	$5,475,672	$5,823,432
FNMA Series 2003-W18 Class 2A ±	3.35	6-25-2043	19,691,608	21,199,591
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	1,070,440	1,250,037
FNMA Series 2004-T3 Class 2A ±	3.17	8-25-2043	2,604,425	2,713,980
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	436,188	534,551
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	505,599	610,646
FNMA Series 2004-W1 Class 3A ±	3.33	1-25-2043	164,202	175,692
FNMA Series 2004-W12 Class 2A ±	3.45	6-25-2044	10,040,267	10,808,619
FNMA Series 2004-W15 Class 3A ±	2.79	6-25-2044	13,975,654	14,935,404
FNMA Series 2005-W3 Class 3A ±	2.73	4-25-2045	2,556,361	2,595,212
FNMA Series 2006-W1 Class 3A ±	2.21	10-25-2045	14,431,499	15,389,433
FNMA Series 2009-95 Class AY	4.00	6-25-2023	124,097	126,290
FNMA Series G92-20 Class FB ±	1.02	4-25-2022	264,299	267,787
FNMA Series G93-1 Class K	6.68	1-25-2023	1,051,914	1,192,725
FNMA Series G93-19 Class FD ±	0.94	4-25-2023	961,601	982,765
GNMA ±	1.63	2-20-2017	16,880	17,613
GNMA ±	1.63	3-20-2017	24,318	25,375
GNMA ±	1.63	9-20-2017	31,981	33,109
GNMA ±	1.63	12-20-2021	13,627	14,107
GNMA ±	1.63	1-20-2022	168,763	176,094
GNMA ±	1.63	2-20-2022	54,389	56,752
GNMA ±	1.63	2-20-2022	137,392	143,361
GNMA ±	1.63	2-20-2022	8,168	8,523
GNMA ±	1.63	3-20-2022	156,158	162,941
GNMA ±	1.63	3-20-2022	276,332	288,335
GNMA ±	1.63	10-20-2022	47,413	49,086
GNMA ±	1.63	10-20-2022	166,877	172,763
GNMA ±	1.63	11-20-2022	104,662	108,353
GNMA ±	1.63	11-20-2022	135,310	140,083
GNMA ±	1.63	12-20-2022	10,038	10,392
GNMA ±	1.63	12-20-2022	39,013	40,389
GNMA ±	1.63	12-20-2022	509,076	527,033
GNMA ±	1.63	1-20-2023	1,159,904	1,210,289
GNMA ±	1.63	1-20-2023	83,820	87,461
GNMA ±	1.63	2-20-2023	104,971	109,531
GNMA ±	1.63	2-20-2023	60,122	62,733
GNMA ±	1.63	2-20-2023	107,507	112,177
GNMA ±	1.63	3-20-2023	118,498	123,646
GNMA ±	1.63	10-20-2023	1,146,500	1,186,939
GNMA ±	1.63	11-20-2023	828,981	858,221
GNMA ±	1.63	11-20-2023	866,231	896,785
GNMA ±	1.63	12-20-2023	37,221	38,534
GNMA ±	1.63	12-20-2023	144,710	149,815
GNMA ±	1.63	12-20-2023	1,173,022	1,214,397
GNMA ±	1.63	11-20-2024	126,747	131,217
GNMA ±	1.63	10-20-2025	750,634	777,110
GNMA ±	1.63	1-20-2026	819,545	855,145
GNMA ±	1.63	2-20-2026	653,529	681,918
GNMA ±	1.63	10-20-2026	138,161	143,034
GNMA ±	1.63	1-20-2027	342,929	357,825
GNMA ±	1.63	1-20-2027	10,974	11,361
GNMA ±	1.63	10-20-2027	9,249	9,575
GNMA ±	1.63	1-20-2028	9,596	10,013
GNMA ±	1.63	12-20-2029	276,458	286,210
GNMA ±	1.63	1-20-2030	155,185	161,926
GNMA ±	1.63	10-20-2030	208,811	216,176
GNMA ±	1.63	11-20-2031	11,540	11,947
GNMA ±	1.63	12-20-2031	1,549	1,604
GNMA ±	1.63	11-20-2032	650,807	673,763
GNMA ±	1.63	2-20-2033	4,667	4,870
GNMA ±	1.63	3-20-2033	54,449	56,814
GNMA ±	1.75	5-20-2017	49,830	52,144
GNMA ±	1.75	5-20-2017	22,652	23,704
GNMA ±	1.75	6-20-2017	6,134	6,419
GNMA ±	1.75	9-20-2017	3,161	3,280

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	1.75%	6-20-2021	$77,787	$81,400
GNMA ±	1.75	8-20-2021	29,463	30,571
GNMA ±	1.75	8-20-2021	64,849	67,288
GNMA ±	1.75	4-20-2022	435,702	455,936
GNMA ±	1.75	4-20-2022	422,415	442,031
GNMA ±	1.75	5-20-2022	53,525	56,010
GNMA ±	1.75	5-20-2022	408,398	427,363
GNMA ±	1.75	5-20-2022	113,470	118,739
GNMA ±	1.75	6-20-2022	33,191	34,733
GNMA ±	1.75	7-20-2022	16,007	16,609
GNMA ±	1.75	9-20-2022	132,154	137,123
GNMA ±	1.75	9-20-2022	63,568	65,959
GNMA ±	1.75	9-20-2022	13,690	14,205
GNMA ±	1.75	4-20-2023	18,585	19,448
GNMA ±	1.75	4-20-2023	43,496	45,516
GNMA ±	1.75	5-20-2023	15,117	15,819
GNMA ±	1.75	5-20-2023	39,918	41,772
GNMA ±	1.75	6-20-2023	402,423	421,111
GNMA ±	1.75	6-20-2023	182,331	190,798
GNMA ±	1.75	7-20-2023	6,839	7,096
GNMA ±	1.75	9-20-2023	545,991	566,523
GNMA ±	1.75	9-20-2023	117,432	121,848
GNMA ±	1.75	9-20-2023	451,691	468,677
GNMA ±	1.75	4-20-2024	58,668	61,393
GNMA ±	1.75	4-20-2024	318,702	333,502
GNMA ±	1.75	5-20-2024	268,462	280,929
GNMA ±	1.75	5-20-2024	24,885	26,041
GNMA ±	1.75	6-20-2024	29,115	30,467
GNMA ±	1.75	6-20-2024	41,637	43,570
GNMA ±	1.75	6-20-2024	156,377	163,639
GNMA ±	1.75	7-20-2024	108,222	112,292
GNMA ±	1.75	7-20-2024	799,323	829,382
GNMA ±	1.75	8-20-2024	52,760	54,744
GNMA ±	1.75	4-20-2025	186,579	195,243
GNMA ±	1.75	9-20-2025	224,230	232,662
GNMA ±	1.75	5-20-2027	31,713	33,186
GNMA ±	1.75	8-20-2027	24,849	25,783
GNMA ±	1.75	9-20-2027	4,981	5,168
GNMA ±	1.75	4-20-2032	94,489	98,877
GNMA ±	1.75	5-20-2032	248,261	259,790
GNMA ±	1.75	6-20-2032	575,072	601,777
GNMA ±	2.00	1-20-2017	13,771	14,336
GNMA ±	2.00	2-20-2017	76,239	79,366
GNMA ±	2.00	3-20-2017	12,980	13,512
GNMA ±	2.00	9-20-2017	4,843	5,053
GNMA ±	2.00	7-20-2018	622	649
GNMA ±	2.00	8-20-2018	9,304	9,707
GNMA ±	2.00	1-20-2021	26,426	27,510
GNMA ±	2.00	2-20-2021	64,578	67,227
GNMA ±	2.00	8-20-2021	15,234	15,893
GNMA ±	2.00	10-20-2021	326,826	339,934
GNMA ±	2.00	11-20-2021	38,618	40,167
GNMA ±	2.00	2-20-2022	5,751	5,987
GNMA ±	2.00	3-20-2022	49,517	51,548
GNMA ±	2.00	5-20-2022	25,120	26,156
GNMA ±	2.00	7-20-2022	9,069	9,462
GNMA ±	2.00	12-20-2022	81,982	85,270
GNMA ±	2.00	2-20-2023	12,590	13,107
GNMA ±	2.00	10-20-2024	1,440,975	1,498,766
GNMA ±	2.00	11-20-2024	680,999	708,310
GNMA ±	2.00	7-20-2025	9,200	9,598
GNMA ±	2.00	9-20-2026	137,075	143,006
GNMA ±	2.00	11-20-2026	13,021	13,543
GNMA ±	2.00	2-20-2027	8,920	9,286
GNMA ±	2.00	7-20-2027	3,316	3,459

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	2.00%	8-20-2027	$5,029	$5,247
GNMA ±	2.00	11-20-2027	7,578	7,881
GNMA ±	2.13	1-20-2022	5,696	5,934
GNMA ±	2.13	8-20-2062	9,665,025	10,401,471
GNMA ±	2.14	9-20-2062	3,563,759	3,848,226
GNMA ±	2.25	7-20-2022	6,240	6,523
GNMA ±	2.25	7-20-2022	7,440	7,778
GNMA ±	2.50	7-20-2016	15,166	15,826
GNMA ±	2.50	8-20-2017	23,354	24,370
GNMA ±	2.50	10-20-2017	9,347	9,748
GNMA ±	2.50	11-20-2017	26,601	27,741
GNMA ±	2.50	12-20-2017	22,955	23,939
GNMA ±	2.50	7-20-2018	57,451	59,951
GNMA ±	2.50	8-20-2018	34,305	35,798
GNMA ±	2.50	3-20-2019	3,592	3,747
GNMA ±	2.50	11-20-2020	21,066	21,969
GNMA ±	2.50	12-20-2020	14,757	15,389
GNMA ±	2.50	5-20-2021	13,825	14,407
GNMA ±	2.50	12-20-2021	39,513	41,207
GNMA ±	2.50	7-20-2022	11,711	12,221
GNMA ±	2.50	7-20-2024	391,008	408,026
GNMA ±	2.50	8-20-2024	69,571	72,599
GNMA ±	2.50	10-20-2024	672,986	701,827
GNMA ±	2.50	12-20-2024	465,108	485,040
GNMA ±	2.50	4-20-2025	7,014	7,309
GNMA ±	2.75	10-20-2017	57,467	60,052
GNMA ±	3.00	2-20-2016	12,013	12,557
GNMA ±	3.00	3-20-2016	25,685	26,847
GNMA ±	3.00	4-20-2016	20,129	21,013
GNMA ±	3.00	5-20-2016	1,942	2,027
GNMA ±	3.00	7-20-2017	13,078	13,677
GNMA ±	3.00	8-20-2017	124,038	129,715
GNMA ±	3.00	8-20-2017	11,598	12,123
GNMA ±	3.00	9-20-2017	141,479	147,955
GNMA ±	3.00	11-20-2017	26,065	27,274
GNMA ±	3.00	12-20-2017	161,730	169,233
GNMA ±	3.00	1-20-2018	49,206	51,433
GNMA ±	3.00	6-20-2018	9,808	10,239
GNMA ±	3.00	11-20-2018	4,989	5,220
GNMA ±	3.00	12-20-2018	1,667	1,745
GNMA ±	3.00	1-20-2019	3,884	4,060
GNMA ±	3.00	2-20-2019	9,100	9,512
GNMA ±	3.00	3-20-2019	16,048	16,775
GNMA ±	3.00	5-20-2019	21,507	22,452
GNMA ±	3.00	6-20-2019	48,302	50,425
GNMA ±	3.00	8-20-2019	19,890	20,801
GNMA ±	3.00	6-20-2020	11,639	12,151
GNMA ±	3.00	1-20-2021	329	344
GNMA ±	3.00	2-20-2021	443	463
GNMA ±	3.50	9-20-2017	22,189	23,282
GNMA ±	3.50	10-20-2017	347	365
GNMA ±	3.50	11-20-2017	60,999	64,127
GNMA ±	3.50	2-20-2018	38,303	40,286
GNMA ±	3.50	3-20-2018	6,069	6,383
GNMA ±	3.50	4-20-2018	7,568	7,922
GNMA ±	3.50	5-20-2018	2,880	3,015
GNMA ±	3.50	9-20-2018	6,588	6,912
GNMA ±	3.50	2-20-2019	34,484	36,270
GNMA ±	3.50	9-20-2019	60,851	63,849
GNMA ±	3.50	1-20-2020	14,541	15,254
GNMA ±	4.00	1-20-2016	199,817	209,329
GNMA ±	4.00	3-20-2016	32,666	34,221
GNMA ±	4.00	4-20-2016	4,618	4,861
GNMA ±	4.00	5-20-2016	801	843
GNMA ±	4.00	11-20-2017	30,086	31,688

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA ±	4.00%	4-20-2018	$13,819	$14,549
GNMA ±	4.00	11-20-2018	89,801	94,585
GNMA ±	4.00	1-20-2019	113,500	115,433
GNMA ±	4.00	5-20-2019	5,426	5,712
GNMA ±	4.50	12-20-2017	3,613	3,840
GNMA ±	5.00	8-20-2015	4,164	4,436
GNMA ±	5.00	9-20-2015	6,828	7,273
GNMA ±	5.00	10-20-2015	6,997	7,454
GNMA	6.45	4-20-2025	87,947	98,017
GNMA	6.45	5-20-2025	45,226	48,864
GNMA	6.45	9-20-2025	53,666	62,288
GNMA	6.50	6-20-2034	87,347	100,213
GNMA	6.50	6-20-2034	141,328	162,145
GNMA	6.50	8-20-2034	1,456,756	1,671,327
GNMA	6.50	8-20-2034	92,775	105,978
GNMA	6.50	8-20-2034	117,379	134,669
GNMA	6.50	8-20-2034	127,542	145,941
GNMA	6.75	2-15-2029	141,829	168,987
GNMA	7.00	7-20-2034	70,244	82,200
GNMA	7.25	7-15-2017	21,947	24,169
GNMA	7.25	8-15-2017	47,583	52,507
GNMA	7.25	8-15-2017	24,611	27,083
GNMA	7.25	8-15-2017	12,800	14,165
GNMA	7.25	9-15-2017	35,930	39,790
GNMA	7.25	10-15-2017	67,189	74,113
GNMA	7.25	10-15-2017	38,477	42,367
GNMA	7.25	11-15-2017	30,683	33,678
GNMA	7.25	1-15-2018	11,123	12,280
GNMA	7.25	1-15-2018	26,521	29,642
GNMA	7.25	2-15-2018	27,038	29,931
GNMA	7.25	5-15-2018	14,097	15,409
GNMA	9.00	5-15-2016	8,767	8,801
GNMA	9.00	7-15-2016	1,220	1,225
GNMA	9.00	8-15-2016	12,161	12,208
GNMA	9.00	11-15-2016	5,321	5,340
GNMA	9.00	11-15-2016	7,092	7,120
GNMA	9.00	11-15-2016	5,301	5,841
GNMA	9.00	12-15-2016	280	281
GNMA	9.00	2-15-2017	7,823	8,721
GNMA	9.00	5-15-2017	1,465	1,471
GNMA	9.00	7-15-2017	11,051	11,193
GNMA	9.00	3-15-2020	4,961	5,201
GNMA	9.00	8-15-2021	839	842
GNMA	9.00	7-20-2024	1,125	1,163
GNMA	9.00	8-20-2024	520	608
GNMA	9.00	9-20-2024	2,781	3,436
GNMA	9.00	10-20-2024	13,464	15,476
GNMA	9.00	11-20-2024	670	742
GNMA	9.00	1-20-2025	9,355	11,623
GNMA	9.00	2-20-2025	29,627	36,334
GNMA Series 2011-H12 Class FA ±	0.70	2-20-2061	3,644,091	3,642,298
GNMA Series 2011-H17 Class FA ±	0.74	6-20-2061	2,086,589	2,090,404
SBA ±	4.01	9-25-2037	13,303,966	15,579,459
Total Agency Securities (Cost $1,313,485,464)				1,347,207,595

Short-Term Investments : 2.49%
	Yield		Shares
Investment Companies : 2.48%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		34,394,681	34,394,681

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill #(z)		0.10	12-27-2012	200,000	$199,985

Total Short-Term Investments (Cost $34,594,666)					34,594,666

Total investments in securities (Cost $1,348,080,130)*	99.72%				1,381,802,261
Other assets and liabilities, net	0.28				3,824,067

Total net assets	100.00%				$1,385,626,328

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $1,349,121,379 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,478,829
Gross unrealized depreciation	(797,947)

Net unrealized appreciation	$32,680,882

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,341,422,774	$5,784,821	$1,347,207,595
Short-term investments
Investment companies U.S. Treasury securities	34,394,681 199,985	0 0	0 0	34,394,681 199,985

	$34,594,666	$1,341,422,774	$5,784,821	$1,381,802,261

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(60,704)	$0	$0	$(60,704)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of November 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized losses
3-19-13	70 Short	10-Year U.S. Treasury Notes	$9,354,844	$(11,071)
3-28-13	115 Short	5-Year U.S. Treasury Notes	14,342,656	(49,633)

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 58.09%
FDIC Series 2010-S1 Class 1A ±144A	0.76%	2-25-2048	$16,145,494	$16,179,286
FHA (a)	2.93	2-1-2013	26,621	26,593
FHLB	5.63	3-14-2036	6,150,000	8,746,124
FHLMC ±	0.66	2-15-2033	255,662	255,836
FHLMC ±	2.25	10-1-2026	322,521	341,203
FHLMC ±	2.38	6-1-2032	127,157	135,568
FHLMC ±	2.50	7-1-2029	340,070	360,842
FHLMC ±	3.03	9-1-2031	10,418	10,608
FHLMC ±	3.03	9-1-2031	260,397	263,961
FHLMC ±	3.26	7-1-2032	2,476,213	2,543,312
FHLMC %%	3.50	12-1-2042	92,285,000	98,139,330
FHLMC ±	3.92	5-1-2026	105,335	111,625
FHLMC %%	4.00	12-1-2042	29,010,000	30,918,313
FHLMC	4.50	3-1-2042	1,975,489	2,126,032
FHLMC	5.00	5-1-2018	626,490	675,577
FHLMC	5.00	4-1-2019	566,325	613,884
FHLMC	5.00	4-1-2019	464,749	503,778
FHLMC	5.00	6-1-2019	689,369	747,261
FHLMC	5.00	8-1-2019	2,855,805	3,079,565
FHLMC	5.00	10-1-2019	850,058	921,444
FHLMC	5.00	2-1-2020	2,524,277	2,736,260
FHLMC	5.00	8-1-2040	5,463,812	5,913,479
FHLMC	5.50	11-1-2023	482,250	522,344
FHLMC	5.50	7-1-2035	17,119,918	18,635,872
FHLMC	5.50	12-1-2038	14,102,059	15,214,170
FHLMC	6.00	10-1-2032	133,404	148,073
FHLMC	6.00	5-25-2043	8,512,093	9,672,820
FHLMC ±	6.08	1-1-2038	1,099,107	1,191,439
FHLMC ±	6.38	1-1-2026	89,222	90,475
FHLMC	6.50	4-1-2018	60,770	64,283
FHLMC	6.50	4-1-2021	151,783	157,424
FHLMC	6.50	4-1-2022	221,512	248,084
FHLMC	6.50	4-1-2026	2,446	2,861
FHLMC	6.50	9-1-2028	25,310	29,847
FHLMC	6.50	9-1-2028	72,102	85,026
FHLMC	6.50	7-1-2031	11	13
FHLMC	6.50	8-1-2037	1,273,479	1,417,285
FHLMC	6.50	10-1-2037	348,963	388,369
FHLMC	7.00	11-17-2013	6,854	6,861
FHLMC	7.00	10-1-2014	307,517	320,239
FHLMC	7.00	12-1-2023	9,763	11,409
FHLMC	7.00	5-1-2024	12,846	15,012
FHLMC	7.00	12-1-2026	1,432	1,703
FHLMC	7.00	12-1-2026	2,614	3,110
FHLMC	7.00	12-1-2026	4,692	5,581
FHLMC	7.00	12-1-2026	144	171
FHLMC	7.00	12-1-2026	1,597	1,900
FHLMC	7.00	4-1-2029	2,165	2,586
FHLMC	7.00	4-1-2029	5,400	6,482
FHLMC	7.00	5-1-2029	46,605	55,677
FHLMC	7.00	4-1-2032	348,489	409,239
FHLMC	7.50	12-1-2012	18	18
FHLMC	7.50	11-1-2031	418,488	515,513
FHLMC	7.50	4-1-2032	343,391	396,740
FHLMC	8.00	2-1-2017	12,950	14,232
FHLMC	8.00	8-1-2023	53,003	61,738
FHLMC	8.00	6-1-2024	14,072	16,813
FHLMC	8.00	6-1-2024	4,414	4,581
FHLMC	8.00	6-1-2024	14,956	17,880
FHLMC	8.00	8-1-2026	37,924	46,244
FHLMC	8.00	11-1-2026	38,814	47,417
FHLMC	8.00	11-1-2028	29,487	35,503
FHLMC	8.50	7-1-2022	6,295	7,557
FHLMC	8.50	12-1-2025	32,417	39,780
FHLMC	8.50	5-1-2026	4,402	5,378

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.50%	8-1-2026	$8,452	$8,958
FHLMC	8.50	8-1-2026	31,196	31,530
FHLMC	9.00	6-1-2016	8,669	9,394
FHLMC	9.00	1-1-2017	16,311	16,614
FHLMC	9.00	4-1-2017	22,625	25,035
FHLMC	9.00	11-1-2018	85,124	93,986
FHLMC	9.00	8-1-2019	708	791
FHLMC	9.00	8-1-2019	113	115
FHLMC	9.00	8-1-2019	300	310
FHLMC	9.00	12-1-2019	376	439
FHLMC	9.00	1-1-2020	99	110
FHLMC	9.00	2-1-2020	206	243
FHLMC	9.00	2-1-2020	4,417	4,448
FHLMC	9.00	3-1-2020	2,524	2,605
FHLMC	9.00	3-1-2020	339	357
FHLMC	9.00	9-1-2020	971	1,033
FHLMC	9.00	9-1-2020	391	459
FHLMC	9.00	12-1-2020	80	83
FHLMC	9.00	2-1-2021	157	158
FHLMC	9.00	3-1-2021	7,965	9,308
FHLMC	9.00	3-1-2021	58	58
FHLMC	9.00	4-1-2021	120,610	135,047
FHLMC	9.00	4-1-2021	7,850	8,671
FHLMC	9.00	4-1-2021	472	563
FHLMC	9.00	6-1-2021	1,241	1,281
FHLMC	9.00	7-1-2021	6,052	6,076
FHLMC	9.00	7-1-2021	4,952	5,175
FHLMC	9.00	8-1-2021	1,090	1,302
FHLMC	9.00	4-1-2022	4,240	4,256
FHLMC	9.00	7-1-2022	1,215	1,418
FHLMC	9.00	9-1-2024	2,405	2,956
FHLMC	9.00	10-1-2024	1,324	1,329
FHLMC	9.50	9-1-2016	67	75
FHLMC	9.50	10-1-2016	462	515
FHLMC	9.50	8-1-2018	46	47
FHLMC	9.50	8-1-2019	283	330
FHLMC	9.50	2-1-2020	13	16
FHLMC	9.50	6-1-2020	116	139
FHLMC	9.50	8-1-2020	756	894
FHLMC	9.50	9-1-2020	13,512	15,328
FHLMC	9.50	9-1-2020	102	122
FHLMC	9.50	9-1-2020	25	25
FHLMC	9.50	10-1-2020	57	65
FHLMC	9.50	10-1-2020	97	117
FHLMC	9.50	11-1-2020	147	175
FHLMC	9.50	5-1-2021	327	397
FHLMC	9.50	9-17-2022	1,163,742	1,347,734
FHLMC	9.50	4-1-2025	124,182	152,086
FHLMC	10.00	8-1-2017	35	39
FHLMC	10.00	1-1-2019	23	27
FHLMC	10.00	8-1-2019	60	68
FHLMC	10.00	12-1-2019	363	438
FHLMC	10.00	3-1-2020	38	45
FHLMC	10.00	6-1-2020	62	74
FHLMC	10.00	7-1-2020	63	69
FHLMC	10.00	8-1-2020	66	80
FHLMC	10.00	10-1-2021	117,989	138,376
FHLMC	10.00	8-17-2022	529,352	574,662
FHLMC	10.00	2-17-2025	1,036,146	1,140,944
FHLMC	10.50	2-1-2019	38	38
FHLMC	10.50	5-1-2019	174	202
FHLMC	10.50	6-1-2019	24	28
FHLMC	10.50	8-1-2019	29,854	35,210
FHLMC	10.50	12-1-2019	74,947	88,365
FHLMC	10.50	5-1-2020	78,823	94,410

2

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	10.50%	5-1-2020	$7,537	$7,871
FHLMC	10.50	8-1-2020	19,725	20,109
FHLMC	10.50	8-1-2020	40,784	43,394
FHLMC Series 16 Class D	10.00	10-15-2019	27,122	30,168
FHLMC Series 1671 Class 1671-TA ±	0.75	2-15-2024	33,727	33,742
FHLMC Series 2882 Class TF ±	0.46	10-15-2034	5,152,128	5,157,445
FHLMC Series 3221 Class VA	5.00	9-15-2017	6,585,617	7,050,693
FHLMC Series 3706 Class C	2.00	8-15-2020	9,640,493	9,892,303
FHLMC Series 3767 Class PD	4.00	7-15-2040	1,185,241	1,244,149
FHLMC Series K020 Class X1 ±(c)	1.61	5-25-2022	49,090,747	5,304,206
FHLMC Series R008 Class FK ±	0.61	7-15-2023	1,599,103	1,601,020
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	2,094,599	2,401,215
FHLMC Series T-57 Class 2A1 ±	3.40	7-25-2043	4,177,456	4,355,758
FHLMC Series T-67 Class 1A1C ±	3.07	3-25-2036	2,687,573	2,828,150
FHLMC Series T-67 Class 2A1C ±	3.07	3-25-2036	4,066,087	4,298,220
FHLMC Series T-75 Class A1 ±	0.25	12-25-2036	7,708,957	7,658,240
FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.65	11-25-2028	307,421	295,309
FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.49	5-25-2030	1,267,255	1,211,467
FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.49	9-25-2031	560,323	517,418
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,550,752	1,977,209
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	2.74	3-25-2043	824,415	838,316
FNMA ¤	0.00	12-3-2012	9,878,000	9,878,000
FNMA	1.75	5-30-2019	19,000,000	19,779,399
FNMA ±	2.31	9-1-2031	120,137	128,401
FNMA ±	2.37	11-1-2031	249,592	266,454
FNMA	2.38	1-13-2022	10,415,000	10,937,573
FNMA ±	2.40	9-1-2031	527,879	563,299
FNMA ±	2.40	12-1-2034	2,231,344	2,376,452
FNMA ±	2.42	6-1-2032	244,378	250,397
FNMA ±	2.42	12-1-2040	101,065	108,094
FNMA ±	2.42	6-1-2034	1,140,298	1,206,411
FNMA ±	2.46	12-1-2035	3,144,140	3,341,308
FNMA	2.50	4-25-2039	617,447	641,315
FNMA ±	2.54	5-1-2036	4,886,058	5,107,141
FNMA ±	2.55	10-1-2027	361,923	389,246
FNMA ±	2.58	5-1-2036	3,028,577	3,208,753
FNMA ±	2.81	4-1-2032	222,061	237,453
FNMA ±	2.86	9-1-2036	2,305,992	2,473,171
FNMA ±	2.87	8-1-2036	3,574,181	3,826,235
FNMA ±	2.97	9-1-2027	1,054,604	1,112,539
FNMA %%	3.00	12-1-2027	4,310,000	4,543,683
FNMA %%	3.00	12-1-2042	37,190,000	39,113,422
FNMA ±	3.14	7-1-2026	677,082	730,922
FNMA ±	3.18	2-1-2027	1,731,697	1,796,484
FNMA ±	3.29	5-1-2036	2,333,588	2,463,720
FNMA ±	3.42	4-1-2033	142,425	151,703
FNMA	3.50	2-1-2026	7,310,718	7,756,451
FNMA %%	3.50	12-1-2027	9,465,000	10,035,858
FNMA ±	3.60	1-1-2033	104,563	104,555
FNMA	3.69	6-1-2017	14,183,766	15,756,169
FNMA	4.00	5-1-2021	2,882,722	3,097,171
FNMA %%	4.00	12-1-2027	16,645,000	17,802,347
FNMA %%	4.00	12-1-2042	90,715,000	97,192,613
FNMA	4.15	7-1-2014	10,506,785	10,947,414
FNMA ±	4.31	9-1-2028	846,610	882,559
FNMA ±	4.49	7-1-2033	171,983	172,882
FNMA	4.50	8-1-2018	2,916,615	3,144,978
FNMA	4.50	12-1-2018	2,155,464	2,324,231
FNMA %%	4.50	12-1-2027	14,130,000	15,198,581
FNMA	4.50	12-1-2041	100,207,000	107,988,679
FNMA	4.62	7-1-2013	4,142,520	4,256,319
FNMA	4.68	2-1-2020	3,359,342	3,953,436
FNMA	4.79	5-1-2019	2,234,475	2,610,166
FNMA	5.00	4-1-2014	2,111,836	2,131,561
FNMA	5.00	12-1-2018	1,675,154	1,822,542

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	6-1-2019	$1,771,809	$1,927,702
FNMA	5.00	6-1-2023	4,717,070	5,113,675
FNMA	5.00	3-1-2034	2,664,501	2,904,603
FNMA	5.00	8-1-2040	11,834,355	13,063,742
FNMA	5.00	8-1-2040	65,629,109	71,680,875
FNMA	5.03	5-1-2015	6,460,029	7,017,294
FNMA	5.12	1-1-2017	11,700,000	13,182,358
FNMA	5.22	10-1-2015	3,337,397	3,645,799
FNMA	5.24	12-1-2012	21,919	21,933
FNMA	5.38	5-1-2017	738,928	832,921
FNMA	5.39	1-1-2024	2,975,366	3,510,415
FNMA	5.50	6-1-2016	481,483	518,257
FNMA	5.50	1-1-2025	2,177,645	2,362,780
FNMA	5.50	1-1-2025	587,218	637,141
FNMA	5.50	9-1-2033	7,051,433	7,753,743
FNMA	5.50	9-1-2033	4,076,518	4,482,532
FNMA	5.50	6-1-2034	16,154,934	17,763,936
FNMA	5.50	8-1-2035	4,211,509	4,604,646
FNMA	5.50	1-1-2037	4,127,646	4,512,954
FNMA	5.55	5-1-2016	3,155,785	3,552,838
FNMA	5.55	9-1-2019	4,119,328	4,359,371
FNMA	5.61	2-1-2021	3,278,069	3,796,528
FNMA	5.63	2-1-2018	1,110,685	1,293,016
FNMA	5.67	3-1-2016	6,285,563	7,023,372
FNMA	5.67	11-1-2021	5,678,526	6,676,821
FNMA	5.70	3-1-2016	962,524	1,075,899
FNMA	5.75	5-1-2021	3,625,787	4,381,377
FNMA	5.79	10-1-2017	1,102,269	1,280,895
FNMA	5.95	6-1-2024	1,831,934	2,238,876
FNMA	6.00	12-1-2013	39,626	39,673
FNMA	6.00	5-1-2016	548,000	554,841
FNMA	6.00	3-1-2024	231,380	254,823
FNMA	6.00	2-1-2035	3,022,913	3,389,644
FNMA	6.00	11-1-2037	3,851,762	4,232,382
FNMA %%	6.00	12-1-2042	21,385,000	23,439,966
FNMA	6.08	1-1-2019	1,485,516	1,564,229
FNMA	6.50	6-1-2017	332,415	356,006
FNMA	6.50	1-1-2024	100,114	115,185
FNMA	6.50	3-1-2028	56,449	64,725
FNMA	6.50	12-1-2029	846,121	993,358
FNMA	6.50	11-1-2031	207,211	242,243
FNMA	6.50	7-1-2036	1,689,689	1,908,234
FNMA	6.50	7-1-2036	2,130,843	2,408,939
FNMA	6.50	9-1-2037	458,357	510,239
FNMA	6.50	9-1-2037	212,990	237,099
FNMA	6.50	7-25-2042	3,007,333	3,462,547
FNMA	6.65	5-1-2016	1,468,959	1,661,739
FNMA	7.00	11-1-2026	23,751	27,922
FNMA	7.00	9-1-2031	6,810	8,164
FNMA	7.00	1-1-2032	7,257	8,699
FNMA	7.00	2-1-2032	273,222	327,511
FNMA	7.00	2-1-2032	52,737	63,265
FNMA	7.00	10-1-2032	542,384	649,374
FNMA	7.00	2-1-2034	6,262	7,471
FNMA	7.00	4-1-2034	512,384	614,648
FNMA	7.00	12-1-2034	72,318	86,291
FNMA	7.00	6-1-2035	10,403	12,387
FNMA	7.00	1-1-2036	40,128	47,782
FNMA	7.00	9-1-2036	593,025	707,068
FNMA	7.48	1-1-2025	977,572	986,428
FNMA	7.50	7-1-2015	12,058	12,206
FNMA	7.50	9-1-2031	212,145	260,637
FNMA	7.50	11-25-2031	1,224,355	1,411,180
FNMA	7.50	2-1-2032	74,425	91,565
FNMA	7.50	10-1-2037	4,843,082	5,697,854

4

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	11-1-2013	$353	$353
FNMA	8.00	8-1-2020	12,426	12,459
FNMA	8.00	5-1-2027	67,835	71,702
FNMA	8.00	10-1-2027	15,969	16,013
FNMA	8.00	6-1-2028	11,847	14,298
FNMA	8.00	1-1-2030	21,018	21,075
FNMA	8.00	2-1-2030	256,415	315,855
FNMA	8.00	9-1-2040	2,645,809	3,223,743
FNMA	8.50	12-1-2014	535	537
FNMA	8.50	5-1-2017	396,331	441,450
FNMA	8.50	5-1-2017	8,328	9,244
FNMA	8.50	8-1-2024	58,241	71,135
FNMA	8.50	5-1-2026	305,837	372,536
FNMA	8.50	7-1-2026	36,262	39,231
FNMA	8.50	8-1-2026	18,389	18,990
FNMA	8.50	9-1-2026	782	962
FNMA	8.50	10-1-2026	39,692	40,777
FNMA	8.50	10-1-2026	413	439
FNMA	8.50	10-1-2026	11,067	11,101
FNMA	8.50	11-1-2026	79,524	88,565
FNMA	8.50	11-1-2026	13,166	14,533
FNMA	8.50	11-1-2026	6,881	6,902
FNMA	8.50	12-1-2026	353,389	434,977
FNMA	8.50	12-1-2026	26,237	32,414
FNMA	8.50	12-1-2026	362	367
FNMA	8.50	1-1-2027	5,747	6,169
FNMA	8.50	2-1-2027	762	943
FNMA	8.50	2-1-2027	10,004	10,158
FNMA	8.50	3-1-2027	1,602	1,990
FNMA	8.50	3-1-2027	3,208	3,242
FNMA	8.50	6-1-2027	758,219	934,524
FNMA	8.50	7-1-2029	1,016	1,031
FNMA	9.00	3-1-2021	78,475	90,332
FNMA	9.00	6-1-2021	307	365
FNMA	9.00	7-1-2021	134,401	152,722
FNMA	9.00	8-1-2021	437	524
FNMA	9.00	10-1-2021	78,389	88,473
FNMA	9.00	1-1-2025	3,199	3,295
FNMA	9.00	1-1-2025	32,347	39,963
FNMA	9.00	2-1-2025	12,153	12,255
FNMA	9.00	3-1-2025	1,732	1,826
FNMA	9.00	3-1-2025	4,467	4,764
FNMA	9.00	3-1-2025	21,688	21,762
FNMA	9.00	3-1-2025	1,797	1,811
FNMA	9.00	4-1-2025	4,623	4,682
FNMA	9.00	7-1-2028	65,063	78,455
FNMA	9.50	11-1-2020	326	393
FNMA	9.50	12-15-2020	124,755	135,530
FNMA	9.50	1-1-2021	37,306	39,435
FNMA	9.50	6-1-2022	8,213	9,699
FNMA	9.50	7-1-2028	102,075	126,675
FNMA	10.00	12-1-2020	161,706	189,185
FNMA	11.00	2-1-2019	20,381	20,481
FNMA	11.00	10-15-2020	21,044	22,494
FNMA	11.25	2-1-2016	5,033	5,058
FNMA	12.00	7-15-2014	38,177	38,788
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	1,591,607	1,859,273
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	2,713,546	3,248,386
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	718,722	865,678
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.81	7-25-2041	1,839,912	1,860,727
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	7-25-2042	7,924,862	9,312,339
FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.45	5-25-2032	484,440	464,712
FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.49	3-25-2033	410,829	395,897
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	1-25-2044	1,331,965	1,564,926
FNMA Series 1988-2 Class Z	10.10	2-25-2018	42,964	46,632

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1988-7 Class Z	9.25%	4-25-2018	$43,785	$48,466
FNMA Series 1989-10 Class Z	9.50	3-25-2019	284,556	325,784
FNMA Series 1989-100 Class Z	8.75	12-25-2019	238,547	268,711
FNMA Series 1989-12 Class Y	10.00	3-25-2019	471,901	542,307
FNMA Series 1989-22 Class G	10.00	5-25-2019	303,259	350,412
FNMA Series 1989-63 Class Z	9.40	10-25-2019	49,425	54,996
FNMA Series 1989-98 Class E	9.20	12-25-2019	99,703	111,905
FNMA Series 1990-144 Class W	9.50	12-25-2020	180,537	209,517
FNMA Series 1990-75 Class Z	9.50	7-25-2020	186,514	216,528
FNMA Series 1990-84 Class Y	9.00	7-25-2020	48,938	55,885
FNMA Series 1990-96 Class Z	9.67	8-25-2020	258,234	300,505
FNMA Series 1991-5 Class Z	8.75	1-25-2021	92,703	105,553
FNMA Series 1991-85 Class Z	8.00	6-25-2021	263,101	288,852
FNMA Series 1992-45 Class Z	8.00	4-25-2022	241,118	284,441
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,385,721	1,665,670
FNMA Series 2002-T12 Class A5 ±	3.44	10-25-2041	1,955,858	2,011,094
FNMA Series 2003-90 Class FL ±	0.66	3-25-2031	1,713,644	1,714,797
FNMA Series 2003-W1 Class 1A1 ±	6.19	12-25-2042	1,181,196	1,372,438
FNMA Series 2003-W19 Class 1A6	5.29	11-25-2033	1,678,489	1,723,652
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,699,467	3,260,325
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	2,603,302	3,034,853
FNMA Series 2004-W4 Class A9	5.50	6-25-2034	3,662,393	3,686,155
FNMA Series 2005-71 Class DB	4.50	8-25-2025	3,508,934	3,817,345
FNMA Series 2007-2 Class FA ±	0.41	2-25-2037	1,315,021	1,310,675
FNMA Series 2007-W10 Class 2A ±	6.23	8-25-2047	1,672,085	1,954,794
FNMA Series 2009-108 Class DE	4.50	8-25-2027	832,783	855,891
FNMA Series 2012-110 Class ZN	3.50	10-25-2042	5,003,324	4,973,073
FNMA Series G-8 Class E	9.00	4-25-2021	240,967	276,008
FNMA Series G92-30 Class Z	7.00	6-25-2022	489,538	541,402
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	4,389,661	5,087,296
FNMA STRIPS Series 161 Class 2	8.50	7-25-2022	103,932	23,146
FNMA STRIPS Series 265 Class 2	9.00	3-1-2024	275,015	328,756
FNMA Whole Loan Series 1999-W6 Class A ±	9.58	9-25-2028	59,836	64,064
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-2042	1,320,651	1,501,070
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.29	10-25-2042	3,281,810	3,922,892
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.32	6-25-2033	294,765	294,821
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.38	8-25-2042	4,588,482	4,952,055
FNMA Whole Loan Series 2003-W5 Class A ±	0.43	4-25-2033	609,777	601,620
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	3,402,582	3,692,247
FNMA Whole Loan Series 2003-W8 Class PT1 ±	8.68	12-25-2042	1,486,544	1,744,844
FNMA Whole Loan Series 2003-W9 Class A ±	0.45	6-25-2033	178,683	170,125
GNMA ±	3.00	8-20-2020	282,156	295,071
GNMA ±	3.00	11-20-2020	190,112	198,933
GNMA	4.00	6-20-2042	27,367,689	29,833,348
GNMA	4.00	9-20-2042	630,246	687,028
GNMA %%	4.50	12-1-2042	57,530,000	62,986,364
GNMA	5.00	7-20-2040	13,978,783	15,467,106
GNMA	6.00	1-15-2013	2,168	2,204
GNMA	6.00	8-20-2034	917,285	1,034,549
GNMA	6.50	12-15-2025	48,699	56,699
GNMA	6.50	4-15-2029	1,116	1,320
GNMA	6.50	5-15-2029	4,423	5,167
GNMA	6.50	5-15-2031	3,272	3,856
GNMA	6.50	7-15-2032	2,108	2,451
GNMA	6.50	9-20-2033	144,224	166,349
GNMA	7.00	12-15-2022	81,181	94,156
GNMA	7.00	5-15-2026	6,879	8,184
GNMA	7.00	3-15-2028	80,633	96,790
GNMA	7.00	1-15-2031	509	609
GNMA	7.00	4-15-2031	10,791	12,900
GNMA	7.00	4-15-2031	1,396	1,669
GNMA	7.00	8-15-2031	23,487	28,079
GNMA	7.00	3-15-2032	17,444	20,807
GNMA	7.00	5-15-2032	3,864	3,870
GNMA	7.34	10-20-2021	74,301	86,200

6

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.34%	12-20-2021	$26,534	$30,783
GNMA	7.34	2-20-2022	25,975	30,407
GNMA	7.34	4-20-2022	31,423	36,785
GNMA	7.34	9-20-2022	132,135	154,680
GNMA	8.00	4-15-2023	2,933	2,942
GNMA	8.00	6-15-2023	7,827	9,352
GNMA	8.00	12-15-2023	817,897	973,916
GNMA	8.00	2-15-2024	1,679	2,012
GNMA	8.00	9-15-2024	5,558	5,885
GNMA	8.00	6-15-2025	197	208
GNMA	8.00	6-15-2025	20,805	20,940
GNMA	8.35	4-15-2020	621,934	672,399
GNMA	8.40	5-15-2020	287,641	311,483
GNMA	8.50	7-15-2016	1,163	1,167
GNMA	9.00	12-15-2016	6,015	6,039
GNMA	9.00	3-15-2020	6,731	6,758
GNMA	9.00	4-15-2021	3,523	3,619
GNMA	9.50	10-20-2019	146,476	158,028
GNMA	10.00	12-15-2018	9,719	9,765
GNMA	12.50	4-15-2019	33,776	35,694
GNMA	13.00	11-15-2014	1,081	1,172
GNMA Series 2002-53 Class IO ±¤(c)	0.00	4-16-2042	29,266,375	4,039
GNMA Series 2005-23 Class IO ±(c)	0.43	6-17-2045	81,111,775	1,451,901
GNMA Series 2005-90 Class A	3.76	9-16-2028	3,931,843	3,984,101
GNMA Series 2006-32 Class C ±	5.49	11-16-2038	12,510,000	14,194,234
GNMA Series 2006-32 Class XM ±(c)	0.18	11-16-2045	46,660,433	472,204
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	14,048,166
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,145,244
GNMA Series 2008-22 Class XM ±(c)	0.59	2-16-2050	136,820,243	4,947,283
SBA ±	0.63	3-25-2013	28,020	27,979
SBA (a)(c)	1.44	2-15-2018	464,915	6,835
SBA Series 1992- 6 Class A (a)(c)(i)	1.51	10-15-2017	1,430,078	19,673
TVA	5.38	4-1-2056	3,670,000	5,120,582
Total Agency Securities (Cost $1,181,829,090)				1,209,142,196

Municipal Obligations : 0.42%

Arkansas : 0.01%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11-15-2014	100,179	105,523

Texas : 0.41%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	8,615,138

Total Municipal Obligations (Cost $7,165,842)				8,720,661

Non-Agency Mortgage Backed Securities : 4.36%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-2041	6,450,000	7,033,074
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.92	3-15-2049	10,188,000	11,695,824
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	13,031,773
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	3,827,812	3,831,111
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	10,308,758
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	14,724,157
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	7,640,000	8,061,369
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.60	3-12-2044	1,995,000	2,241,702
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	3,781,655	3,841,148
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class A2	2.90	10-29-2020	1,310,000	1,402,406

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65%	10-29-2020	$5,564,221	$5,891,431
National Credit Union Administration Board Guaranteed Notes Series 2011-R6 Class 1A ±	0.59	5-7-2020	7,271,158	7,283,656
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.78	2-15-2025	484,490	577,669
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	676,269	830,934
Total Non-Agency Mortgage Backed Securities (Cost $88,336,547)				90,755,012

U.S. Treasury Securities : 31.79%
U.S. Treasury Bond	2.75	8-15-2042	10,195,000	10,085,088
U.S. Treasury Bond	3.75	8-15-2041	29,900,000	35,922,039
U.S. Treasury Bond	4.50	2-15-2036	24,750,000	33,184,330
U.S. Treasury Bond	4.63	2-15-2040	26,115,000	36,018,304
U.S. Treasury Bond	5.38	2-15-2031	5,570,000	8,109,575
U.S. Treasury Bond	6.25	8-15-2023	25,060,000	36,383,988
U.S. Treasury Bond	7.25	8-15-2022	20,950,000	31,902,911
U.S. Treasury Note	0.25	1-31-2014	28,380,000	28,389,990
U.S. Treasury Note	0.25	8-15-2015	29,690,000	29,641,279
U.S. Treasury Note	0.38	3-15-2015	82,035,000	82,208,012
U.S. Treasury Note	0.38	11-15-2015	25,000,000	25,031,250
U.S. Treasury Note «	0.50	10-15-2014	124,500,000	125,054,399
U.S. Treasury Note ##	0.50	7-31-2017	68,805,000	68,584,618
U.S. Treasury Note	0.63	4-30-2013	11,450,000	11,473,255
U.S. Treasury Note	1.88	10-31-2017	8,780,000	9,316,405
U.S. Treasury Note	2.00	11-15-2021	59,730,000	62,604,506
U.S. Treasury Note	2.25	7-31-2018	25,740,000	27,855,519
Total U.S. Treasury Securities (Cost $635,612,699)				661,765,468

Yankee Corporate Bonds and Notes : 4.67%

Financials : 4.67%

Commercial Banks : 4.06%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,645,828
Canadian Imperial Bank 144A«	0.90	9-19-2014	8,355,000	8,427,689
Kommunalbanken AS 144A	2.38	1-19-2016	10,135,000	10,671,142
Landwirtsch Rentenbank	2.50	2-15-2016	14,125,000	14,982,882
Nordea Eiendomskreditt 144A	1.88	4-7-2014	10,430,000	10,618,293
Swedbank Hypotek 144A	2.13	8-31-2016	12,110,000	12,626,031
Westpac Banking Corporation 144A	1.90	12-14-2012	13,660,000	13,665,341
				84,637,206

Diversified Financial Services : 0.61%
FMS Wertmanagement	1.00	11-21-2017	12,660,000	12,685,687

Total Yankee Corporate Bonds and Notes (Cost $94,592,608)				97,322,893

Other : 0.08%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			4,798,979	1,583,663
Total Other (Cost $454,693)				1,583,663

Short-Term Investments : 25.43%

	Yield		Shares
Investment Companies : 25.39%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01		526,639,769	526,639,769

8

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Yield		Shares		Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)		0.21%		1,953,622	$1,953,622
						528,593,391

		Interest Rate	Maturity date		Principal	Value
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill #(z)		0.10	12-27-2012		$800,000	799,942

Total Short-Term Investments (Cost $529,393,333)						529,393,333

Total investments in securities (Cost $2,537,384,812)*	124.84%					2,598,683,226
Other assets and liabilities, net	(24.84)					(517,069,764)

Total net assets	100.00%					$2,081,613,462

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $2,543,309,890 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$70,000,117
Gross unrealized depreciation	(14,626,781)

Net unrealized appreciation	$55,373,336

9

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,209,089,095	$53,101	$1,209,142,196
Municipal obligations	0	8,720,661	0	8,720,661
Non-agency mortgage backed securities	0	90,755,012	0	90,755,012
U.S. Treasury securities	661,765,468	0	0	661,765,468
Yankee bonds	0	97,322,893	0	97,322,893
Other	0	0	1,583,663	1,583,663
Short-term investments
Investment companies	526,639,769	1,953,622	0	528,593,391
U.S. Treasury securities	799,942	0	0	799,942

	$1,189,205,179	$1,407,841,283	$1,636,764	$2,598,683,226

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$209,058	$0	$0	$209,058

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

2

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any significant transfers into/out of Level 1 or Level 2

Derivative transactions

As of November 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract Value at November 30, 2012	Unrealized gains (losses)
3-19-2013	99 Long	10-Year U.S. Treasury Notes	$13,230,422	$80,249
3-28-2013	618 Long	5-Year U.S. Treasury Notes	77,076,188	145,591
3-28-2013	430 Short	2-Year U.S. Treasury Notes	94,794,844	(16,782)

3

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.72%

Consumer Discretionary : 22.41%

Auto Components : 4.38%
American Axle Manufacturing Incorporated «	6.63%	10-15-2022	$6,000,000	$6,090,000
Cooper-Standard Holdings Incorporated	8.50	5-1-2018	6,415,000	6,783,858
Dana Holding Corporation	6.75	2-15-2021	4,000,000	4,280,000
Delphi Corporation	6.13	5-15-2021	5,250,000	5,801,250
Lear Corporation	8.13	3-15-2020	2,700,000	3,017,250
Tenneco Automotive Incorporated	7.75	8-15-2018	3,000,000	3,255,000
TRW Automotive Incorporated 144A	7.25	3-15-2017	4,390,000	4,982,650
TRW Automotive Incorporated 144A	8.88	12-1-2017	2,500,000	2,750,000
				36,960,008

Automobiles : 0.74%
Ford Motor Company	7.45	7-16-2031	5,000,000	6,275,000

Diversified Consumer Services : 1.21%
Service Corporation International	4.50	11-15-2020	2,500,000	2,531,250
Service Corporation International	7.00	6-15-2017	1,790,000	2,058,500
Service Corporation International	7.50	4-1-2027	200,000	213,000
Stewart Enterprises Incorporated	6.50	4-15-2019	5,000,000	5,375,000
				10,177,750

Hotels, Restaurants & Leisure : 3.82%
Caesars Entertainment Incorporated 144A	8.50	2-15-2020	1,000,000	980,000
CKE Restaurants Incorporated	11.38	7-15-2018	4,192,000	4,847,000
MGM Resorts International Company 144A	8.63	2-1-2019	1,000,000	1,095,000
Penn National Gaming Incorporated	8.75	8-15-2019	3,750,000	4,279,688
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	4,900,000	5,341,000
Shingle Springs Tribal Gaming Authority 144A	9.38	6-15-2015	4,050,000	3,898,125
Tunica-Biloxi Gaming Authority 144A	9.00	11-15-2015	6,260,000	5,571,400
Yonkers Racing Corporation 144A	11.38	7-15-2016	5,770,000	6,217,175
				32,229,388

Media : 7.00%
CCO Holdings LLC	6.50	4-30-2021	2,000,000	2,157,500
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,175,000
CCO Holdings LLC	7.00	1-15-2019	5,000,000	5,412,500
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,137,500
Cinemark USA Incorporated	8.63	6-15-2019	5,500,000	6,077,500
Clear Channel Communications Incorporated	9.00	3-1-2021	7,250,000	6,398,125
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	1,750,000	1,715,000
DISH DBS Corporation	6.75	6-1-2021	2,000,000	2,260,000
DISH DBS Corporation	7.88	9-1-2019	4,500,000	5,321,250
Griffey Intermediate Incorporated 144A	7.00	10-15-2020	1,000,000	1,015,000
LBI Media Incorporated 144A	9.25	4-15-2019	6,000,000	5,625,000
National CineMedia LLC	6.00	4-15-2022	3,000,000	3,172,500
Regal Cinemas Corporation	8.63	7-15-2019	5,000,000	5,487,500
Sirius XM Radio Incorporated 144A	8.75	4-1-2015	3,500,000	3,968,125
Visant Corporation	10.00	10-1-2017	3,500,000	3,045,000
				58,967,500

Multiline Retail : 0.57%
Bon Ton Stores Incorporated 144A	10.63	7-15-2017	5,000,000	4,800,000

Specialty Retail : 2.50%
Limited Brands Incorporated	5.63	2-15-2022	1,000,000	1,080,000
Limited Brands Incorporated	6.63	4-1-2021	6,500,000	7,450,625
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,000,000	1,082,500

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sally Beauty Holdings Incorporated	6.88%	11-15-2019	$5,500,000	$6,118,750
Toys “R” Us Property Company II LLC	8.50	12-1-2017	5,000,000	5,337,500
				21,069,375

Textiles, Apparel & Luxury Goods : 2.19%
Hanesbrands Incorporated	6.38	12-15-2020	5,000,000	5,493,750
Jones Group Incorporated	6.88	3-15-2019	5,000,000	5,137,500
Levi Strauss & Company	6.88	5-1-2022	7,000,000	7,341,250
Wolverine World Wide Company 144A	6.13	10-15-2020	500,000	519,375
				18,491,875

Consumer Staples : 3.58%

Beverages : 0.51%
Constellation Brands Incorporated	7.25	9-1-2016	3,700,000	4,273,500

Food & Staples Retailing : 0.47%
Albertsons Incorporated «	7.25	5-1-2013	4,000,000	3,960,000

Food Products : 2.54%
Bumble Bee Acquisition Company 144A	9.00	12-15-2017	3,701,000	3,904,555
Dean Foods Company	9.75	12-15-2018	1,500,000	1,691,250
Del Monte Foods Company	7.63	2-15-2019	4,000,000	4,110,000
JBS USA Finance Incorporated 144A	8.25	2-1-2020	4,000,000	4,150,000
Pinnacle Foods Finance LLC	8.25	9-1-2017	2,700,000	2,835,000
TreeHouse Foods Incorporated	7.75	3-1-2018	4,305,000	4,713,975
				21,404,780

Household Products : 0.06%
Spectrum Brands Escrow Corporation 144A	6.38	11-15-2020	300,000	311,250
Spectrum Brands Escrow Corporation 144A	6.63	11-15-2022	200,000	209,500
				520,750

Energy : 13.76%

Energy Equipment & Services : 1.84%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,000,000	1,067,500
Basic Energy Services Company 144A	7.75	10-15-2022	4,000,000	3,840,000
Gulfmark Offshore Incorporated 144A	6.38	3-15-2022	4,000,000	4,080,000
Hercules Offshore Incorporated 144A	7.13	4-1-2017	1,500,000	1,537,500
Key Energy Services Incorporated 144A	6.75	3-1-2021	5,000,000	4,987,500
				15,512,500

Oil, Gas & Consumable Fuels : 11.92%
Arch Coal Incorporated «	7.25	6-15-2021	3,000,000	2,685,000
Bill Barrett Corporation	7.63	10-1-2019	1,600,000	1,656,000
Bill Barrett Corporation	9.88	7-15-2016	5,000,000	5,475,000
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	4,310,000
CITGO Petroleum Corporation 144A	11.50	7-1-2017	6,000,000	6,952,500
Comstock Resources Incorporated	8.38	10-15-2017	5,500,000	5,720,000
CVR Energy Incorporated 144A	10.88	4-1-2017	3,750,000	4,115,625
El Paso Corporation	6.50	9-15-2020	3,500,000	3,926,500
Energy Transfer Equity LP	7.50	10-15-2020	5,000,000	5,675,000
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	1,450,000	1,558,750
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	4,000,000	4,510,000
HollyFrontier Corporation	9.88	6-15-2017	3,250,000	3,546,563
James River Coal Company	7.88	4-1-2019	5,000,000	2,862,500
Kodiak Oil & Gas Corp Company	8.13	12-1-2019	4,000,000	4,360,000

2

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Company	6.88%	2-1-2020	$4,950,000	$5,327,438
Oasis Petroleum Inc Company	6.88	1-15-2023	4,000,000	4,230,000
Peabody Energy Corp Company	6.00	11-15-2018	1,000,000	1,045,000
Peabody Energy Corp Company «	6.25	11-15-2021	5,000,000	5,187,500
Plains Exploration & Production Company	6.88	2-15-2023	2,000,000	2,060,000
Plains Exploration & Production Company	8.63	10-15-2019	4,600,000	5,129,000
Quicksilver Resources Incorporated	11.75	1-1-2016	2,000,000	1,985,000
Regency Energy Partners	6.88	12-1-2018	6,000,000	6,510,000
Sandridge Energy Incorporated	7.50	2-15-2023	6,000,000	6,240,000
Targa Resources Partners Incorporated 144A	6.38	8-1-2022	1,000,000	1,085,000
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,380,000
				100,532,376

Financials : 7.15%

Commercial Banks : 2.07%
CIT Group Incorporated	4.25	8-15-2017	1,000,000	1,021,812
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,306,250
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,202,500
CIT Group Incorporated 144A	6.63	4-1-2018	3,500,000	3,920,000
Regions Bank	7.50	5-15-2018	3,350,000	4,020,000
				17,470,562

Consumer Finance : 3.56%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,597,200
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,208,594
Ally Financial Incorporated	8.00	3-15-2020	5,500,000	6,765,000
Discover Financial Services	5.20	4-27-2022	5,200,000	5,837,723
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,288,528
Ford Motor Credit Company LLC	5.88	8-2-2021	5,000,000	5,725,790
SLM Corporation	8.00	3-25-2020	4,000,000	4,570,000
				29,992,835

Diversified Financial Services : 0.89%
International Lease Finance Corporation	6.25	5-15-2019	1,000,000	1,057,500
International Lease Finance Corporation	8.25	12-15-2020	5,500,000	6,398,706
				7,456,206

Real Estate Management & Development : 0.63%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	5,000,000	5,325,000

Health Care : 7.19%

Health Care Equipment & Supplies : 0.62%
Biomet Incorporated 144A	6.50	8-1-2020	1,000,000	1,045,000
Hanger Orthopedic Group	7.13	11-15-2018	4,000,000	4,210,000
				5,255,000

Health Care Providers & Services : 6.57%
Community Health Systems Incorporated	7.13	7-15-2020	2,000,000	2,115,000
Davita Incorporated	6.63	11-1-2020	4,000,000	4,305,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	2,500,000	2,668,750
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,681,250
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	3,000,000	3,397,500
HCA Incorporated	4.75	5-1-2023	4,000,000	4,040,000
HCA Incorporated	5.88	3-15-2022	3,000,000	3,262,500
HCA Incorporated	7.25	9-15-2020	4,550,000	5,073,250
Health Management Association	7.38	1-15-2020	2,000,000	2,160,000
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,820,000

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Iasis Healthcare Corporation	8.38%	5-15-2019	$5,000,000	$4,725,000
Lifepoint Hospitals Incorporated	6.63	10-1-2020	3,750,000	4,021,875
Tenet Healthcare Corporation	6.25	11-1-2018	4,000,000	4,400,000
Vanguard Health Holdings Incorporated LLC «	7.75	2-1-2019	3,000,000	3,090,000
Vanguard Health Holdings Incorporated LLC	8.00	2-1-2018	2,500,000	2,596,875
				55,357,000

Industrials : 10.77%

Aerospace & Defense : 1.63%
BE Aerospace Incorporated	5.25	4-1-2022	4,500,000	4,747,500
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	4,162,500
Spirit AeroSystems Holdings Incorporated	7.50	10-1-2017	4,500,000	4,815,000
				13,725,000

Building Products : 2.12%
Beazer Homes USA Incorporated 144A	6.63	4-15-2018	1,000,000	1,065,000
Griffon Corporation	7.13	4-1-2018	4,500,000	4,764,375
Masco Corporation	5.95	3-15-2022	6,000,000	6,650,586
Nortek Incorporated	8.50	4-15-2021	5,000,000	5,437,500
				17,917,461

Commercial Services & Supplies : 2.15%
ACCO Brands Corporation 144A	6.75	4-30-2020	750,000	778,125
Deluxe Corporation 144A	6.00	11-15-2020	1,000,000	992,500
Deluxe Corporation	7.00	3-15-2019	6,300,000	6,654,375
Iron Mountain Incorporated	5.75	8-15-2024	1,000,000	997,500
Libbey Glass Incorporated 144A	6.88	5-15-2020	3,000,000	3,210,000
Swift Services Holdings Incorporated	10.00	11-15-2018	5,000,000	5,500,000
				18,132,500

Construction & Engineering : 0.70%
Great Lakes Dredge & Dock Company	7.38	2-1-2019	4,000,000	4,280,000
Meritage Homes Corporation	7.00	4-1-2022	1,500,000	1,627,500
				5,907,500

Machinery : 2.52%
Briggs & Stratton Corporation	6.88	12-15-2020	2,970,000	3,289,275
Manitowoc Company Incorporated	5.88	10-15-2022	1,000,000	1,000,000
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,480,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	4,000,000	4,480,000
United Rentals Financing Escrow Corporation 144A	7.38	5-15-2020	500,000	546,250
United Rentals Financing Escrow Corporation 144A	7.63	4-15-2022	500,000	553,750
United Rentals North America Incorporated «	8.38	9-15-2020	6,250,000	6,898,438
				21,247,713

Professional Services : 1.65%
Checkout Holdings Corporation 144A¤	0.00	11-15-2015	3,000,000	2,010,000
FTI Consulting Incorporated 144A	6.00	11-15-2022	1,000,000	1,022,500
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,268,750
West Corporation	7.88	1-15-2019	2,000,000	2,025,000
West Corporation	8.63	10-1-2018	2,500,000	2,581,250
				13,907,500

4

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.49%

Software : 0.49%
Nuance Communications Incorporated 144A	5.38%	8-15-2020	$1,000,000	$1,030,000
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	3,000,000	3,060,000
				4,090,000

Materials : 4.64%

Chemicals : 0.40%
Polyone Corporation	7.38	9-15-2020	2,250,000	2,441,250
Tronox Finance LLC 144A	6.38	8-15-2020	1,000,000	985,000
				3,426,250

Containers & Packaging : 3.04%
Berry Plastics Corporation	9.75	1-15-2021	5,500,000	6,256,250
BWAY Corporation	10.00	6-15-2018	4,000,000	4,440,000
Reynolds Group Holdings 144A	5.75	10-15-2020	4,000,000	4,090,000
Reynolds Group Holdings	7.13	4-15-2019	4,500,000	4,860,000
Reynolds Group Holdings	8.25	2-15-2021	6,000,000	5,955,000
				25,601,250

Metals & Mining : 0.06%
Steel Dynamics Incorporated 144A	6.13	8-15-2019	500,000	522,500

Paper & Forest Products : 1.14%
Appleton Papers Incorporated 144A	10.50	6-15-2015	1,000,000	1,062,500
Appleton Papers Incorporated	11.25	12-15-2015	1,634,000	1,740,210
Boise Paper Holdings LLC	9.00	11-1-2017	3,750,000	4,087,500
Resolute Forest Products Incorporated	10.25	10-15-2018	2,358,000	2,694,015
				9,584,225

Telecommunication Services : 7.04%

Diversified Telecommunication Services : 3.68%
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,240,000
Cincinnati Bell Incorporated	8.75	3-15-2018	4,000,000	4,040,000
Frontier Communications Corporation	8.25	4-15-2017	4,000,000	4,600,000
Frontier Communications Corporation	8.75	4-15-2022	2,000,000	2,285,000
Level 3 Communications Incorporated	11.88	2-1-2019	4,000,000	4,560,000
Level 3 Financing Incorporated	8.63	7-15-2020	1,000,000	1,087,500
PAETEC Holding Corporation	9.88	12-1-2018	3,750,000	4,228,125
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	1,000,000	1,045,000
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-2022	2,000,000	2,070,000
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	3,500,000	3,850,000
				31,005,625

Wireless Telecommunication Services : 3.36%
Cricket Communications Incorporated «	7.75	10-15-2020	4,000,000	4,150,000
Crown Castle International Corporation 144A	5.25	1-15-2023	2,000,000	2,090,000
Intelsat Jackson Holdings Limited	8.50	11-1-2019	5,025,000	5,602,875
MetroPCS Communications Incorporated	6.63	11-15-2020	5,015,000	5,303,363
Sprint Capital Corporation	6.90	5-1-2019	4,600,000	4,968,000
Sprint Capital Corporation	8.75	3-15-2032	3,000,000	3,562,500
Sprint Nextel Corporation	6.00	12-1-2016	2,425,000	2,631,125
				28,307,863

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.69%

Electric Utilities : 0.63%
DPL Incorporated	7.25%	10-15-2021	$5,000,000	$5,275,000
Independent Power Producers & Energy Traders :3.06%
Calpine Corporation 144A	7.50	2-15-2021	3,600,000	3,978,000
Calpine Corporation 144A	7.88	1-15-2023	1,800,000	2,007,000
Energy Future Holdings Corporation	10.00	1-15-2020	4,000,000	4,250,000
Mirant Americas Generation LLC	8.50	10-1-2021	5,200,000	5,733,000
NRG Energy Incorporated	8.25	9-1-2020	3,000,000	3,330,000
NRG Energy Incorporated «	8.50	6-15-2019	4,000,000	4,370,000
RRI Energy Incorporated	7.88	6-15-2017	2,000,000	2,160,000
				25,828,000

Total Corporate Bonds and Notes (Cost $641,317,946)				680,509,792

Municipal Obligations : 0.59%

Florida : 0.59%
Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Resource Recovery Revenue)	8.00	12-15-2018	3,180,000	3,249,769
Florida Development Financial Corporation Renaissance Charter School Project Series 2012B (Resource Recovery Revenue)	7.50	6-15-2018	1,720,000	1,718,366
Total Municipal Obligations (Cost $4,900,000)				4,968,135

Term Loans : 2.16%
Chrysler Group LLC	6.00	5-24-2017	5,925,000	6,051,677
Dynegy Holdings Incorporated	9.25	8-4-2016	1,525,455	1,587,998
Dynegy Holdings Incorporated	9.25	8-4-2016	865,000	892,680
Harrah’s Entertainment Corporation	3.21	1-28-2015	10,000,000	9,687,500
Total Term Loans (Cost $17,878,642)				18,219,855

Yankee Corporate Bonds and Notes : 7.64%

Consumer Discretionary : 1.20%

Automobiles : 0.45%
Jaguar Land Rover plc 144A	8.13	5-15-2021	3,500,000	3,832,500

Media : 0.75%
Quebecor Media Incorporated 144A	5.75	1-15-2023	5,000,000	5,187,500
UPCB Finance Limited 144A	7.25	11-15-2021	1,000,000	1,095,000
				6,282,500

Energy : 0.59%

Oil, Gas & Consumable Fuels : 0.59%
Petrobakken Energy Limited 144A	8.63	2-1-2020	5,000,000	5,000,000

Financials : 1.33%

Consumer Finance : 0.72%
National Money Mart Company	10.38	12-15-2016	5,500,000	6,091,250

Diversified Financial Services : 0.61%
Aircastle Limited	9.75	8-1-2018	4,500,000	5,085,000

6

WELLS FARGO ADVANTAGE HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS —November 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Information Technology : 1.19%

Semiconductors & Semiconductor Equipment : 1.19%
Magnachip Semiconductor Limited		10.50%	4-15-2018	$5,175,000	$5,808,938
Sensata Technologies BV «144A		6.50	5-15-2019	4,000,000	4,220,000
					10,028,938

Materials : 2.25%

Chemicals : 1.30%
Ineos Finance plc 144A		7.50	5-1-2020	1,000,000	1,032,500
Ineos Group Holdings plc 144A		8.38	2-15-2019	1,000,000	1,066,250
Ineos Group Holdings plc 144A		8.50	2-15-2016	4,490,000	4,400,200
LyondellBasell Industries NV		5.00	4-15-2019	4,000,000	4,445,000
					10,943,950

Containers & Packaging : 0.13%
Ardagh Glass Finance plc 144A		7.38	10-15-2017	1,000,000	1,088,750

Metals & Mining : 0.37%
ArcelorMittal «		6.75	2-25-2022	3,000,000	3,121,464

Paper & Forest Products : 0.45%
Sappi Papier Holding GmbH 144A		6.63	4-15-2021	4,000,000	3,840,000

Telecommunication Services : 1.08%

Wireless Telecommunication Services : 1.08%
Intelsat Luxembourg SA ¥		11.50	2-4-2017	3,916,796	4,156,700
Wind Acquisition Finance SA 144A¥		12.25	7-15-2017	5,028,605	4,965,747
					9,122,447

Total Yankee Corporate Bonds and Notes (Cost $62,165,278)					64,436,799

Other : 0.04%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				1,042,436	344,004
Total Other (Cost $98,769)					344,004

Short-Term Investments : 11.07%
		Yield		Shares
Investment Companies : 11.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		61,030,822	61,030,822
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21		32,269,570	32,269,570
Total Short-Term Investments (Cost $93,300,392)					93,300,392

Total investments in securities (Cost $819,661,027)*	102.22%				861,778,977
Other assets and liabilities, net	(2.22)				(18,701,955)

Total net assets	100.00%				$843,077,022

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH INCOME FUND

¤	Security issued in zero coupon form with no periodic interest payments.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $820,288,057 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,436,896
Gross unrealized depreciation	(5,945,976)

Net unrealized appreciation	$41,490,920

8

WELLS FARGO ADVANTAGE HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$680,509,792	$0	$680,509,792
Municipal obligations	0	4,968,135	0	4,968,135
Term loans	0	18,219,855	0	18,219,855
Yankee corporate bonds and notes	0	64,436,799	0	64,436,799
Other	0	0	344,004	344,004
Short-term investments
Investment companies	61,030,822	32,269,570	0	93,300,392

	$61,030,822	$800,404,151	$344,004	$861,778,977

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name			Shares	Value
Common Stocks : 3.13%

Consumer Discretionary : 0.16%

Distributors : 0.16%
Genuine Parts Company			10,000	$650,900

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(i)			1,840	1,840

Energy : 1.21%

Oil, Gas & Consumable Fuels : 1.21%
ConocoPhillips Company			20,000	1,138,800
Phillips 66 Incorporated			40,000	2,094,800
The Williams Companies Incorporated «			50,000	1,642,000
				4,875,600

Financials : 1.26%

REITs : 1.26%
HCP Incorporated «			45,000	2,027,250
Health Care REIT Incorporated			30,000	1,766,700
Plum Creek Timber Company «			30,000	1,285,500
				5,079,450

Materials : 0.50%

Chemicals : 0.50%
LyondellBasell Industries NV Class A			40,000	1,989,200

Total Common Stocks (Cost $12,641,927)				12,596,990

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 89.18%

Consumer Discretionary : 12.75%

Auto Components : 4.36%
Allison Transmission Incorporated 144A«	7.13%	5-15-2019	2,250,000	2,396,250
American Axle Manufacturing Incorporated «	6.63	10-15-2022	2,250,000	2,283,750
Cooper Tire & Rubber Company	7.63	3-15-2027	1,935,000	1,983,375
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	10,702,000	10,889,285
				17,552,660

Distributors : 5.98%
HDTFS Incorporated 144A	6.25	10-15-2022	23,250,000	24,092,813

Diversified Consumer Services : 0.81%
Service Corporation International	7.50	4-1-2027	3,080,000	3,280,200

Hotels, Restaurants & Leisure : 0.15%
Speedway Motorsports Incorporated	6.75	2-1-2019	575,000	603,750

Media : 1.03%
LIN Television Corporation	8.38	4-15-2018	1,620,000	1,757,700
Local TV Finance LLC 144A	9.25	6-15-2015	2,350,000	2,379,375
				4,137,075

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.42%
Limited Brands Incorporated	5.63%	2-15-2022	$1,550,000	$1,674,000

Energy : 17.12%

Energy Equipment & Services : 5.85%
Bristow Group Incorporated	6.25	10-15-2022	13,990,000	14,829,400
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,286,250
Gulfmark Offshore Incorporated 144A	6.38	3-15-2022	1,635,000	1,667,700
Oil States International Incorporated	6.50	6-1-2019	1,900,000	2,018,750
PHI Incorporated	8.63	10-15-2018	3,550,000	3,780,750
				23,582,850

Oil, Gas & Consumable Fuels : 11.27%
El Paso Corporation	7.25	6-1-2018	3,935,000	4,547,487
El Paso Corporation	7.42	2-15-2037	760,000	815,061
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	3,944,125
Ferrellgas LP	9.13	10-1-2017	3,420,000	3,676,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	2,275,000	2,366,000
NGPL PipeCo LLC 144A	9.63	6-1-2019	1,950,000	2,242,500
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	2,100,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,735,000	3,380,175
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	605,000	564,163
Sabine Pass LNG LP	7.50	11-30-2016	13,750,000	14,850,000
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,728,500
Tesoro Logistics Corporation 144A	5.88	10-1-2020	4,000,000	4,160,000
				45,374,511

Financials : 0.61%

Capital Markets : 0.12%
Oppenheimer Holdings Incorporated	8.75	4-15-2018	465,000	481,275

REITs : 0.49%
Sabra Health Care REIT Incorporated	8.13	11-1-2018	1,875,000	1,994,063

Health Care : 16.54%

Health Care Equipment & Supplies : 3.97%
Hologic Incorporated 144A	6.25	8-1-2020	15,062,000	16,003,375

Health Care Providers & Services : 9.05%
Aviv Health Care Incorporated	7.75	2-15-2019	1,150,000	1,207,500
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	14,425,000	15,074,125
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	14,529,000	15,582,353
HCA Incorporated	5.88	3-15-2022	2,100,000	2,283,750
HCA Incorporated	7.50	11-15-2095	625,000	543,750
MPT Operating Partnership LP	6.88	5-1-2021	1,625,000	1,763,125
				36,454,603

Pharmaceuticals : 3.52%
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	1,000,000	1,062,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	12,000,000	13,095,000
				14,157,500

Industrials : 6.95%

Commercial Services & Supplies : 4.64%
Iron Mountain Incorporated	5.75	8-15-2024	18,725,000	18,678,188

2

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Electrical Equipment : 0.72%
Belden Incorporated 144A	5.50%	9-1-2022	$2,850,000	$2,885,625

Machinery : 1.00%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	561,750
Flowserve Corporation	3.50	9-15-2022	3,000,000	3,039,837
Titan International Incorporated	7.88	10-1-2017	400,000	421,000
				4,022,587

Marine : 0.59%
Hornbeck Offshore Services Incorporated	1.63	11-15-2026	975,000	1,004,543
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,350,000	1,383,750
				2,388,293

Materials : 15.68%

Chemicals : 8.96%
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	2,065,000
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,173,413
Olin Corporation	5.50	8-15-2022	16,000,000	16,600,000
Tronox Finance LLC 144A	6.38	8-15-2020	15,475,000	15,242,875
				36,081,288

Containers & Packaging : 5.55%
Ball Corporation	5.00	3-15-2022	8,345,000	8,845,700
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	525,000	489,563
Owens-Brockway Glass Container Incorporated	3.00	6-1-2015	1,775,000	1,752,813
RockTenn Company 144A	4.00	3-1-2023	2,000,000	2,030,318
Sealed Air Corporation 144A	6.50	12-1-2020	7,135,000	7,456,075
Silgan Holdings Incorporated	5.00	4-1-2020	1,750,000	1,793,750
				22,368,219

Paper & Forest Products : 1.17%
P.H. Glatfelter Company 144A	5.38	10-15-2020	4,605,000	4,708,613

Telecommunication Services : 11.83%

Diversified Telecommunication Services : 3.52%
Dycom Investments Incorporated 144A	7.13	1-15-2021	2,000,000	2,085,000
GCI Incorporated	8.63	11-15-2019	3,235,000	3,461,450
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	6,700,000	6,917,750
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	1,625,000	1,698,125
				14,162,325

Wireless Telecommunication Services : 8.31%
Allbritton Communications Company	8.00	5-15-2018	1,375,000	1,495,313
Crown Castle International Corporation 144A	5.25	1-15-2023	2,000,000	2,090,000
General Cable Corporation 144A	5.75	10-1-2022	15,850,000	16,167,000
MetroPCS Communications Incorporated	6.63	11-15-2020	1,575,000	1,665,563
Sprint Capital Corporation	6.88	11-15-2028	6,307,000	6,496,210
Sprint Capital Corporation	8.75	3-15-2032	4,675,000	5,551,563
				33,465,649

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 7.70%

Electric Utilities : 1.15%
DPL Incorporated		7.25%	10-15-2021	$4,375,000	$4,615,625

Gas Utilities : 0.43%
AmeriGas Finance LLC		6.75	5-20-2020	1,600,000	1,744,000

Independent Power Producers & Energy Traders : 6.12%
NRG Energy Incorporated 144A		6.63	3-15-2023	18,000,000	18,630,000
NRG Energy Incorporated		7.88	5-15-2021	5,000,000	5,525,000
Reliant Energy Incorporated		9.68	7-2-2026	460,000	492,200
					24,647,200

Total Corporate Bonds and Notes (Cost $347,900,039)					359,156,287

Yankee Corporate Bonds and Notes : 4.94%

Consumer Discretionary : 0.53%

Leisure Equipment & Products : 0.53%
VPI Escrow Corporation 144A		6.38	10-15-2020	2,000,000	2,125,000

Financials : 0.00%

Diversified Financial Services : 0.00%
Preferred Term Securities XII Limited (s)(i)		0.00	12-24-2033	720,000	216

Information Technology : 3.72%

Computers & Peripherals : 3.72%
Seagate Technology HDD Holdings		7.00	11-1-2021	14,350,000	14,995,750

Telecommunication Services : 0.69%

Wireless Telecommunication Services : 0.69%
Intelsat Jackson Holdings SA 144A		7.25	10-15-2020	1,700,000	1,810,493
Intelsat Jackson Holdings SA		7.25	10-15-2020	925,000	987,438
					2,797,931

Total Yankee Corporate Bonds and Notes (Cost $20,408,989)					19,918,897

Short-Term Investments : 2.85%

		Yield		Shares
Investment Companies : 2.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		3,865,698	3,865,698
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.21		7,612,156	7,612,156
					11,477,854

Total Short-Term Investments (Cost $11,477,854)					11,477,854

Total investments in securities (Cost $392,428,809)*	100.10%				403,150,028
Other assets and liabilities, net	(0.10)				(413,173)

Total net assets	100.00%				$402,736,855

4

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

†	Non-income-earning security
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $393,220,543 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,222,096
Gross unrealized depreciation	(2,292,611)

Net unrealized appreciation	$9,929,485

5

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$12,595,150	$0	$1,840	$12,596,990
Corporate bonds and notes	0	359,156,287	0	359,156,287
Yankee corporate bonds and notes	0	19,918,897	0	19,918,897
Short-term investments
Investment companies	3,865,698	7,612,156	0	11,477,854

	$16,460,848	$386,687,340	$1,840	$403,150,028

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.04%
FHLMC ±	2.24%	1-1-2036	$99,192	$104,877
FHLMC	3.50	12-15-2020	965,803	1,026,927
FHLMC %%	3.50	12-1-2042	21,815,000	23,198,889
FHLMC %%	4.00	12-1-2042	6,310,000	6,725,079
FHLMC	5.00	6-1-2036	1,577,007	1,697,258
FHLMC	5.00	8-1-2040	1,169,339	1,265,574
FHLMC	5.50	11-1-2023	325,668	352,744
FHLMC	5.50	8-1-2038	446,950	482,197
FHLMC	5.50	12-1-2038	3,523,119	3,800,958
FHLMC	5.50	6-1-2040	2,453,692	2,651,795
FHLMC	7.50	5-1-2038	12,809	15,881
FHLMC	8.00	2-1-2030	822	964
FHLMC Series K020 Class X1 ±(c)	1.61	5-25-2022	14,749,708	1,593,691
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	13,070,000	1,472,048
FHLMC Series M009 Class A ±(i)	5.40	10-15-2021	673,183	679,471
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,924,512	3,515,208
FHLMC Series T-57 Class 2A1 ±	3.40	7-25-2043	94,218	98,239
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	83,672	86,596
FNMA ±	2.40	1-1-2036	297,291	317,393
FNMA	2.75	10-1-2022	2,250,000	2,327,623
FNMA ±	2.86	9-1-2036	84,659	90,796
FNMA ±	2.87	8-1-2036	136,709	146,350
FNMA %%	3.00	12-1-2027	2,510,000	2,646,089
FNMA %%	3.00	12-1-2042	8,680,000	9,128,919
FNMA	3.27	7-1-2022	1,338,050	1,468,187
FNMA	3.50	2-1-2026	2,940,311	3,119,581
FNMA %%	3.50	12-1-2027	1,350,000	1,431,422
FNMA	3.69	6-1-2017	3,660,327	4,066,108
FNMA	3.95	9-1-2021	449,068	515,481
FNMA	4.00	9-1-2024	331,429	354,738
FNMA %%	4.00	12-1-2027	2,570,000	2,748,695
FNMA %%	4.00	12-1-2042	16,630,000	17,817,485
FNMA	4.26	4-1-2021	2,940,697	3,432,515
FNMA	4.39	1-1-2020	1,587,771	1,848,141
FNMA	4.46	5-1-2020	1,909,553	2,236,359
FNMA %%	4.50	12-1-2027	3,760,000	4,044,350
FNMA %%	4.50	12-1-2042	16,700,000	17,996,859
FNMA	5.00	1-1-2024	676,133	733,721
FNMA	5.00	2-1-2036	153,145	166,580
FNMA	5.00	6-1-2040	383,630	427,550
FNMA	5.00	8-1-2040	11,523,087	12,585,649
FNMA	5.50	8-1-2034	498,047	545,161
FNMA	5.50	2-1-2035	153,394	167,905
FNMA	5.50	8-1-2038	1,841,004	2,033,973
FNMA	5.50	8-1-2038	2,587,903	2,864,255
FNMA	6.00	10-1-2037	3,351,707	3,682,913
FNMA	6.00	11-1-2037	298,420	327,909
FNMA %%	6.00	12-1-2042	795,000	871,395
FNMA	6.50	7-1-2036	139,944	158,208
FNMA	6.50	7-1-2036	60,701	68,553
FNMA	6.50	11-1-2036	44,595	50,354
FNMA	6.50	7-1-2037	3,609,855	4,057,380
FNMA	7.00	3-1-2024	2,055,048	2,172,593
FNMA	7.00	7-1-2036	48,914	58,321
FNMA	7.00	11-1-2037	78,690	88,524
FNMA	7.50	5-1-2038	2,114	2,152
FNMA	7.87	7-1-2026	2,634,690	2,837,858
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	11,690	13,918
FNMA Series 2003-W14 Class 2A ±	2.29	6-25-2035	230,457	247,654
FNMA Series 2003-W14 Class 2A ±	3.42	1-25-2043	124,277	134,822
FNMA Series 2003-W8 Class 4A ±	3.15	11-25-2042	253,392	270,351
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	5-25-2044	2,703,301	3,056,579
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	8-25-2044	2,049,090	2,388,770
GNMA	4.00	6-20-2042	6,658,560	7,258,455
GNMA %%	4.50	12-1-2042	10,425,000	11,413,747

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.00%	7-20-2040	$3,103,474	$3,433,901
GNMA	7.50	12-15-2029	938	1,143
GNMA Series 2005-90 Class A	3.76	9-16-2028	844,549	855,773
GNMA Series 2007-12 Class A	3.96	6-16-2031	696,246	703,050
GNMA Series 2008-22 Class XM ±(c)	0.59	2-16-2050	10,000,212	361,598
GNMA Series 2008-86 Class D	5.46	6-16-2040	4,365,000	5,227,878
Total Agency Securities (Cost $188,645,270)				193,774,080

Asset-Backed Securities : 1.25%
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	3-24-2017	285,000	310,963
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,961,987	2,315,792
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12-15-2015	2,345,000	2,412,452
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	2,539,844	2,544,057
Total Asset-Backed Securities (Cost $7,124,290)				7,583,264

Corporate Bonds and Notes : 23.33%

Consumer Discretionary : 5.07%

Auto Components : 0.44%
Delphi Corporation	6.13	5-15-2021	1,650,000	1,823,250
Lear Corporation	8.13	3-15-2020	761,000	850,418
				2,673,668

Automobiles : 0.34%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,064,475

Diversified Consumer Services : 0.31%
Service Corporation International	8.00	11-15-2021	1,500,000	1,852,500

Hotels, Restaurants & Leisure : 0.78%
Agua Caliente Band of Cahuilla Indians (i)144A	6.44	10-1-2016	562,000	512,999
Darden Restaurants Incorporated	6.80	10-15-2037	2,050,000	2,604,757
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	1,450,000	1,580,500
				4,698,256

Internet & Catalog Retail : 0.44%
Expedia Incorporated	5.95	8-15-2020	2,460,000	2,683,621

Media : 1.85%
CBS Corporation	7.88	7-30-2030	1,820,000	2,539,395
CCO Holdings LLC	8.13	4-30-2020	1,650,000	1,856,250
DISH DBS Corporation	7.88	9-1-2019	1,650,000	1,951,125
National CineMedia LLC	6.00	4-15-2022	1,500,000	1,586,250
News America Incorporated	7.85	3-1-2039	2,275,000	3,240,690
				11,173,710

Multiline Retail : 0.30%
Macy’s Retail Holdings Incorporated	6.65	7-15-2024	1,440,000	1,792,198

Specialty Retail : 0.61%
Limited Brands Incorporated	6.63	4-1-2021	1,650,000	1,891,313
Sally Beauty Holdings Incorporated	6.88	11-15-2019	1,650,000	1,835,625
				3,726,938

2

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.41%

Food Products : 0.74%
H.J. Heinz Finance Company 144A	7.13%	8-1-2039	$1,935,000	$2,698,315
TreeHouse Foods Incorporated	7.75	3-1-2018	1,650,000	1,806,750
				4,505,065

Tobacco : 0.67%
Altria Group Incorporated	4.25	8-9-2042	2,805,000	2,779,606
Lorillard Incorporated	8.13	6-23-2019	975,000	1,248,994
				4,028,600

Energy : 1.88%

Energy Equipment & Services : 0.26%
SESI LLC	7.13	12-15-2021	1,410,000	1,568,625

Oil, Gas & Consumable Fuels : 1.62%
Consol Energy Incorporated	8.25	4-1-2020	1,650,000	1,761,375
Energy Transfer Equity LP	7.50	10-15-2020	1,450,000	1,645,750
Enterprise Products Operating LLC	4.45	2-15-2043	1,805,000	1,780,086
Newfield Exploration Company	6.88	2-1-2020	1,500,000	1,614,375
Tesoro Corporation	9.75	6-1-2019	1,150,000	1,322,500
Texas Eastern Transmission LP	7.00	7-15-2032	1,250,000	1,693,229
				9,817,315

Financials : 8.37%

Capital Markets : 0.39%
Alterra Finance LLC	6.25	9-30-2020	2,150,000	2,393,150

Commercial Banks : 2.01%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,501,272
Banco Santander Brasil SA 144A	4.63	2-13-2017	2,110,000	2,212,335
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,761,375
Fifth Third Bancorp	6.25	5-1-2013	1,850,000	1,891,825
PNC Financial Services Group Incorporated ±	8.25	12-31-2049	1,165,000	1,184,098
Regions Bank	7.50	5-15-2018	1,350,000	1,620,000
				12,170,905

Consumer Finance : 0.75%
Discover Financial Services	5.20	4-27-2022	1,960,000	2,200,372
SLM Corporation	8.00	3-25-2020	2,045,000	2,336,413
				4,536,785

Diversified Financial Services : 2.87%
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,671,146
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,169,244
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,250,694
Citigroup Incorporated	5.88	1-30-2042	1,555,000	1,934,375
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,333,540
International Lease Finance Corporation	8.25	12-15-2020	1,650,000	1,919,612
JPMorgan Chase & Company Series 1 ±	7.90	12-31-2049	1,440,000	1,626,768
Moody’s Corporation	5.50	9-1-2020	2,165,000	2,430,306
				17,335,685

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 2.06%
National Life Insurance Company of Vermont 144A	10.50%	9-15-2039	$1,315,000	$1,856,735
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,930,791
Protective Life Corporation	8.45	10-15-2039	2,060,000	2,761,959
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,998,675
Swiss Re Treasury US Corporation 144A	2.88	12-6-2022	1,765,000	1,763,332
Torchmark Corporation	9.25	6-15-2019	1,600,000	2,156,510
				12,468,002

REITs : 0.29%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,746,394

Health Care : 0.76%

Health Care Providers & Services : 0.76%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	1,250,000	1,415,625
HCA Incorporated	6.50	2-15-2020	1,450,000	1,627,625
Lifepoint Hospitals Incorporated	6.63	10-1-2020	1,450,000	1,555,125
				4,598,375

Industrials : 3.00%

Aerospace & Defense : 0.26%
Spirit AeroSystems Incorporated	6.75	12-15-2020	1,500,000	1,590,000

Building Products : 0.54%
Masco Corporation	5.95	3-15-2022	1,450,000	1,607,225
Owens Corning Incorporated	4.20	12-15-2022	1,615,000	1,636,094
				3,243,319

Commercial Services & Supplies : 0.52%
Clean Harbors Incorporated	5.25	8-1-2020	1,650,000	1,695,375
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,475,383
				3,170,758

Machinery : 0.89%
Briggs & Stratton Corporation	6.88	12-15-2020	1,450,000	1,605,875
Case New Holland Incorporated	7.88	12-1-2017	1,650,000	1,942,875
SPX Corporation	6.88	9-1-2017	1,650,000	1,848,000
				5,396,750

Professional Services : 0.79%
FTI Consulting Incorporated	6.75	10-1-2020	1,650,000	1,753,125
Verisk Analytics Incorporated	5.80	5-1-2021	2,650,000	2,998,464
				4,751,589

Information Technology : 0.45%

Electronic Equipment, Instruments & Components : 0.45%
Corning Incorporated	7.25	8-15-2036	2,092,000	2,696,197

Materials : 1.01%

Chemicals : 0.25%
Rockwood Specialties Group Incorporated	4.63	10-15-2020	1,475,000	1,508,188

Containers & Packaging : 0.26%
Ball Corporation	5.00	3-15-2022	1,500,000	1,590,000

4

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Paper & Forest Products : 0.50%
International Paper Company	7.30%	11-15-2039	$2,195,000	$3,013,814

Telecommunication Services : 0.37%

Diversified Telecommunication Services : 0.37%
Frontier Communications Corporation	8.25	4-15-2017	625,000	718,750
Windstream Corporation	7.75	10-15-2020	1,450,000	1,529,750
				2,248,500

Utilities : 1.01%
Electric Utilities : 0.29%
DPL Incorporated	7.25	10-15-2021	1,650,000	1,740,750
Independent Power Producers & Energy Traders : 0.72%
Calpine Corporation 144A	7.50	2-15-2021	990,000	1,093,950
FPL Energy Caithness Funding (i)144A	7.65	12-31-2018	1,734,448	1,824,639
NRG Energy Incorporated	7.63	1-15-2018	1,300,000	1,436,500
				4,355,089

Total Corporate Bonds and Notes (Cost $129,554,163)				141,139,221

Municipal Obligations : 1.46%

California : 0.91%
California Build America Bonds (GO)	7.60	11-1-2040	1,450,000	2,135,981
San Jose CA Series B (Airport Revenue, AGM LOC)	6.60	3-1-2041	3,000,000	3,344,640
				5,480,621

Illinois : 0.53%
Illinois (GO)	4.51	3-1-2015	3,000,000	3,205,500

Other : 0.02%
Seneca Nation Indians Capital Improvements Authority Series 07 B (Miscellaneous Revenue) (i)144A	6.75	12-1-2013	130,000	129,684

Total Municipal Obligations (Cost $7,999,837)				8,815,805

Non-Agency Mortgage Backed Securities : 4.00%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-2041	1,940,000	2,115,374
Bear Stearns Commercial Mortgage Securities Trust Series 2005-T20 ±	5.30	10-12-2042	2,480,000	2,763,179
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	856,562	857,300
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,715,000	1,896,282
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX ±(c)	0.60	11-15-2030	538,459	2,682
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	7-25-2027	94,953	92,863
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,968,173
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,545,000	3,964,841
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±(i)(c)144A	0.76	5-28-2040	1,216,603	10,536
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	2,205,000	2,326,612
Morgan Stanley Capital I Series 2004-RR2 Class X ±(i)(c)144A	0.63	10-28-2033	1,057,314	5,075
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,570,000	2,814,944

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Capital I Series 2007-HQ11 Class AM ±	5.48%	2-12-2044	$2,615,000	$2,938,240
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7 Class 3A2 ±	4.90	7-25-2037	1,732,864	1,439,820
Total Non-Agency Mortgage Backed Securities (Cost $23,954,283)				24,195,921

U.S. Treasury Securities : 33.06%
U.S. Treasury Bond	2.75	8-15-2042	6,015,000	5,950,152
U.S. Treasury Bond	4.25	11-15-2040	7,610,000	9,925,107
U.S. Treasury Bond	4.38	5-15-2040	4,115,000	5,469,090
U.S. Treasury Bond	4.50	2-15-2036	4,415,000	5,919,548
U.S. Treasury Bond	6.25	8-15-2023	5,450,000	7,912,719
U.S. Treasury Bond	6.38	8-15-2027	9,020,000	13,902,075
U.S. Treasury Note	0.25	1-31-2014	12,880,000	12,884,534
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,396,344
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,827,275
U.S. Treasury Note	0.50	8-15-2014	37,625,000	37,785,207
U.S. Treasury Note ##	0.50	7-31-2017	21,655,000	21,585,639
U.S. Treasury Note	0.63	12-31-2012	5,010,000	5,011,563
U.S. Treasury Note	1.25	4-15-2014	20,590,000	20,873,916
U.S. Treasury Note	1.63	11-15-2022	3,285,000	3,287,566
U.S. Treasury Note	2.25	7-31-2018	17,585,000	19,030,276
U.S. Treasury Note	2.75	11-30-2016	150,000	163,500
U.S. Treasury Note	3.63	2-15-2021	50,000	59,223
Total U.S. Treasury Securities (Cost $194,170,922)				199,983,734

Yankee Corporate Bonds and Notes : 7.78%

Consumer Discretionary : 0.68%

Media : 0.68%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	1,785,000	2,488,208
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,640,075
				4,128,283

Energy : 0.64%
Oil, Gas & Consumable Fuels : 0.64%
Petrobras International Finance Company	6.75	1-27-2041	1,645,000	2,076,016
Weatherford International Limited	9.63	3-1-2019	1,370,000	1,763,946
				3,839,962

Financials : 4.46%

Capital Markets : 0.15%
Macquarie Group Limited 144A	6.00	1-14-2020	825,000	895,347

Commercial Banks : 3.65%
Banco Macro SA 144A	5.50	7-12-2020	2,065,000	2,426,375
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,827,500
Commonwealth Bank of Australia ±144A	6.02	12-31-2049	1,300,000	1,325,805
Export Import Bank of Korea	5.13	6-29-2020	2,140,000	2,482,492
Itau Unibanco Holdings SA 144A	5.75	1-22-2021	1,925,000	2,030,875
Kommunalbanken AS 144A	2.38	1-19-2016	2,330,000	2,453,257
Landwirtsch Rentenbank	2.50	2-15-2016	3,150,000	3,341,315
Rabobank Nederland	3.95	11-9-2022	2,545,000	2,577,110
Westpac Banking Corporation 144A	1.90	12-14-2012	3,615,000	3,616,413
				22,081,142

6

WELLS FARGO ADVANTAGE INCOME PLUS FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Consumer Finance : 0.66%
Inmarsat Finance plc 144A		7.38%	12-1-2017	$1,450,000	$1,544,250
Rio Tinto Finance USA Limited		9.00	5-1-2019	1,790,000	2,459,848
					4,004,098

Information Technology : 0.28%

Internet Software & Services : 0.28%
Tencent Holdings Limited 144A		4.63	12-12-2016	1,595,000	1,713,847

Materials : 0.50%

Chemicals : 0.24%
LyondellBasell Industries NV		5.00	4-15-2019	1,325,000	1,472,406

Metals & Mining : 0.26%
Arcelormittal «		6.13	6-1-2018	1,565,000	1,561,890

Telecommunication Services : 0.79%

Diversified Telecommunication Services : 0.40%
Telefonos de Mexico SAB de CV		5.50	11-15-2019	2,045,000	2,415,844

Wireless Telecommunication Services : 0.39%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	2,145,000	2,359,500

Utilities : 0.43%

Electric Utilities : 0.43%
Western Power Distributions Holdings Limited 144A		7.38	12-15-2028	2,265,000	2,561,342

Total Yankee Corporate Bonds and Notes (Cost $42,666,049)					47,033,661

Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				1,127,501	372,075
Total Other (Cost $106,828)					372,075

		Yield		Shares
Short-Term Investments : 13.45%
Investment Companies : 13.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.16		79,496,548	79,496,548
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.21		1,363,172	1,363,172
					80,859,720

				Principal
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill (z)#		0.10	12-27-2012	$500,000	499,964

Total Short-Term Investments (Cost $81,359,684)					81,359,684

Total investments in securities (Cost $675,581,326)*	116.43%				704,257,445

Other assets and liabilities, net	(16.43)				(99,392,918)

Total net assets	100.00%				$604,864,527

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME PLUS FUND

±	Variable rate investment
%%	Security issued on a when-issued basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $675,845,030 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,264,761
Gross unrealized depreciation	(852,346)

Net unrealized appreciation	$28,412,415

8

WELLS FARGO ADVANTAGE INCOME PLUS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$193,774,080	$0	$193,774,080
Asset-backed securities	0	7,583,264	0	7,583,264
Corporate bonds and notes	0	141,139,221	0	141,139,221
Municipal obligations	0	8,815,805	0	8,815,805
Non-agency mortgage backed securities	0	24,195,921	0	24,195,921
U.S. Treasury securities	199,983,734	0	0	199,983,734
Yankee corporate bonds and notes	0	47,033,661	0	47,033,661
Other	0	0	372,075	372,075
Short-term investments
Investment companies	79,496,548	1,363,172	0	80,859,720
U.S. Treasury securities	499,964	0	0	499,964

	$279,980,246	$423,905,124	$372,075	$704,257,445

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(38,640)	$0	$0	$(38,640)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of November 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized gains (losses)
3-19-2013	92 Short	10-Year U.S. Treasury Notes	$12,294,938	$(14,550)
3-19-2013	59 Short	30-Year U.S. Treasury Bonds	8,853,688	(80,315)
3-28-2013	239 Long	5-Year U.S. Treasury Notes	29,807,781	56,225

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 47.31%
FHLMC (a)%%	2.20%	1-24-2043	$4,357,000	$4,517,437
FHLMC ±	2.58	11-1-2042	5,526,445	5,784,025
FHLMC ±	2.73	6-1-2042	3,053,459	3,203,448
FHLMC ±	2.90	7-1-2042	5,485,289	5,772,869
FHLMC ±%%	3.03	9-1-2042	1,554,668	1,632,000
FHLMC ±%%	3.07	10-1-2042	1,545,000	1,621,899
FHLMC ±	3.11	7-1-2042	3,145,013	3,298,199
FHLMC	3.50	9-1-2032	5,896,952	6,413,396
FHLMC	3.50	9-1-2032	13,302,892	14,467,934
FHLMC ±	3.56	8-1-2041	1,831,464	1,934,414
FHLMC ±	3.62	10-1-2041	9,180,737	9,714,422
FHLMC (a)%%	5.50	12-15-2042	2,216,000	2,558,095
FHLMC ±	5.84	7-1-2038	12,999,598	14,056,897
FHLMC	6.00	2-1-2035	3,631,298	4,030,578
FHLMC	6.00	5-15-2039	8,156,618	9,036,969
FHLMC ±	6.04	6-1-2037	2,978,439	3,235,453
FHLMC	6.50	11-1-2037	1,661,631	1,890,031
FHLMC	6.50	12-1-2038	2,412,218	2,684,615
FHLMC	7.00	5-1-2035	3,807,412	4,524,113
FHLMC	7.00	3-25-2044	2,536,070	2,974,924
FHLMC Series 3035 Class PA	5.50	9-15-2035	3,342,953	3,713,482
FHLMC Series 3704 Class CT	7.00	12-15-2036	3,711,886	4,495,450
FHLMC Series T-11 Class A8	6.50	1-25-2028	2,388,624	2,722,296
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	524,758	608,393
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	215,722	247,805
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	79,102	95,542
FHLMC Structured Pass-Through Securities Series T-41 Class 3A ±	6.80	7-25-2032	159,604	184,307
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	2,342,454	2,804,733
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	741,915	845,340
FNMA ±	2.21	9-1-2042	13,044,433	13,524,767
FNMA ±	2.27	11-1-2042	25,768,527	26,746,061
FNMA ±	2.48	11-1-2042	4,445,336	4,644,340
FNMA ±	2.69	6-1-2042	4,488,700	4,711,769
FNMA ±%%	2.80	12-1-2042	1,558,000	1,629,822
FNMA ±%%	2.83	11-1-2042	1,561,985	1,633,036
FNMA ±	2.94	4-1-2042	2,618,314	2,760,486
FNMA ±%%	2.94	10-1-2042	1,992,654	2,088,690
FNMA ±	2.94	12-1-2041	3,429,558	3,609,947
FNMA ±	3.07	10-1-2041	1,701,108	1,789,348
FNMA ±	3.12	6-1-2042	4,421,869	4,640,652
FNMA ±	3.13	6-1-2042	3,299,162	3,463,606
FNMA ±	3.32	11-1-2041	8,230,816	8,699,650
FNMA ±	3.34	12-1-2041	3,591,485	3,798,497
FNMA ±	3.34	7-1-2041	15,864,602	16,692,137
FNMA ±	3.42	10-1-2041	3,802,319	4,022,976
FNMA	3.50	9-1-2032	9,827,469	10,662,804
FNMA	3.50	9-1-2032	8,709,127	9,321,488
FNMA	3.50	11-1-2032	1,096,421	1,189,617
FNMA ±	3.52	10-1-2041	9,441,404	9,986,969
FNMA ±	3.56	7-1-2041	6,261,017	6,608,935
FNMA ±	3.60	9-1-2041	12,663,986	13,386,443
FNMA ±	3.65	7-1-2041	9,946,611	10,514,749
FNMA ±	3.70	7-1-2041	3,127,711	3,312,377
FNMA	4.00	9-1-2042	51,544,553	57,433,055
FNMA	5.00	2-1-2038	2,530,217	2,868,125
FNMA	5.00	3-1-2039	3,834,931	4,347,083
FNMA	5.00	2-1-2040	42,953,643	48,690,063
FNMA	5.00	3-1-2042	16,205,000	17,604,490
FNMA	5.50	2-1-2038	8,080,001	9,187,754
FNMA	5.50	4-1-2038	6,307,674	7,172,445
FNMA	5.50	5-25-2040	31,516,381	35,424,475
FNMA %%	5.50	12-1-2042	50,955,000	55,629,204

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	5.50%	12-25-2042	$5,142,000	$5,886,855
FNMA	6.00	3-25-2035	1,821,000	2,023,419
FNMA	6.00	4-1-2035	3,508,983	3,924,382
FNMA	6.00	8-1-2037	26,122,899	29,283,888
FNMA	6.00	10-1-2038	13,978,104	15,669,517
FNMA	6.00	3-1-2040	12,007,006	13,193,503
FNMA	6.50	8-1-2037	17,078,117	19,443,513
FNMA	6.50	6-1-2038	15,006,918	17,043,236
FNMA	6.50	8-1-2039	11,896,797	13,511,097
FNMA	6.50	2-1-2041	4,017,826	4,563,012
FNMA	7.00	4-1-2035	2,946,641	3,532,138
FNMA	7.00	2-25-2042	14,493,904	16,138,657
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	812,178	956,996
FNMA Grantor Trust Series 2001-T1 Class A1	7.50	10-25-2040	3,946,965	4,562,699
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	1,667,385	1,967,320
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	861,434	981,402
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	547,223	618,746
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	1,034,815	1,131,538
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	117,354	141,063
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	961,499	1,106,573
FNMA Series 2002-14 Class A2	7.00	1-25-2042	839,838	976,598
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,781,334	2,090,812
FNMA Series 2002-26 Cass A2	7.50	1-25-2048	2,028,812	2,391,453
FNMA Series 2002-26 Class A1	7.00	1-25-2048	1,119,374	1,317,079
FNMA Series 2002-33 Class A2	7.50	6-25-2032	272,452	333,735
FNMA Series 2002-80 Class A1	6.50	11-25-2042	1,759,019	1,976,548
FNMA Series 2002-90 Class A1	6.50	6-25-2042	32,071	37,772
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,455,462	5,304,415
FNMA Series 2002-W1 Class 2A ±	6.95	2-25-2042	701,049	821,774
FNMA Series 2002-W6 Class 2A1 ±	6.60	6-25-2042	15,023	17,175
FNMA Series 2003-W1 Class 2A ±	6.96	12-25-2042	365,618	430,383
FNMA Series 2003-W12 Class 1A8%%	4.55	6-25-2043	5,305,463	6,085,748
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	22,488	27,164
FNMA Series 2003-W4 Class 4A ±	7.24	10-25-2042	1,064,915	1,264,000
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	207,337	254,093
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,764,152	2,087,186
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	5,919,707	6,579,133
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	1,073,839	1,284,415
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	333,207	388,685
FNMA Series 2006-114 Class PD	6.00	12-25-2036	9,493,368	10,695,248
FNMA Series 2009-14 Class A	7.00	6-25-2035	4,158,397	4,724,206
FNMA Series 2010-111 Class WA ±	6.03	10-25-2040	1,373,739	1,595,207
FNMA Series 2011-M2 Class A1	2.02	7-25-2021	4,612,820	4,760,365
FNMA Series 2012-28 Class PT	4.00	3-25-2042	21,867,385	23,133,638
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	154,284	176,007
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	9,219,839	10,869,065
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	180,947	210,451
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	609,607	709,983
FNMA Whole Loan Series 2005-W4 Class 1A3	7.00	8-25-2035	1,320,093	1,541,744
GNMA	6.00	9-15-2035	15,382,265	17,369,696
GNMA Series 2002-47 Class PY	6.00	7-20-2032	3,964,172	4,573,199
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,937,323	2,236,178
Total Agency Securities (Cost $797,743,135)				798,807,635

Asset-Backed Securities : 11.16%
Ally Master Owner Trust Series 2010-2 Class A 144A	4.25	4-15-2017	7,515,000	8,120,168
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.01	2-15-2017	7,620,000	7,688,009
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.91	6-15-2017	8,061,000	8,112,437
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	7,370,000	7,379,448
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.46	3-15-2017	5,914,000	6,038,170
American Express Credit Account Master Trust Series 2012-3 Class A ±	0.36	3-15-2018	8,626,000	8,639,560

2

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.45%	5-15-2020	$23,530,000	$23,576,825
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	7,248,000	7,250,885
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	19,314,040	20,278,641
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.56	9-15-2016	5,364,000	5,364,000
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4 ±	5.24	4-10-2037	8,210,000	8,369,972
MMCA Automobile Trust Series 2009-A Class A4 144A	6.25	11-16-2015	1,559,304	1,584,196
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.40	10-26-2026	14,539,260	14,521,914
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.32	11-27-2018	1,907,858	1,905,103
Santander Drive Auto Receivables Series 2012-5 Class A2	0.57	12-15-2015	5,707,000	5,711,514
Santander Drive Auto Receivables Series 2012-5 Class A3	0.83	12-15-2016	1,850,000	1,859,936
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.46	3-15-2019	2,205,214	2,205,328
SLM Student Loan Trust Series 2003-12 Class A5 ±144A	0.67	9-15-2022	5,719,000	5,720,212
SLM Student Loan Trust Series 2005-10 Class A5 ±	0.45	7-26-2021	10,432,000	10,202,642
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.52	7-27-2026	1,090,000	1,117,533
SLM Student Loan Trust Series 2008-4 Class A3 ±	1.57	10-25-2017	3,358,000	3,440,724
SLM Student Loan Trust Series 2010-1 Class A ±	0.61	3-25-2025	2,825,039	2,834,339
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.06	12-16-2024	4,348,334	4,357,926
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.61	12-15-2023	4,378,532	4,421,669
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.31	8-15-2023	8,501,085	8,558,382
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.96	10-16-2023	5,442,000	5,442,011
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.96	6-15-2045	3,636,000	3,636,004
Total Asset-Backed Securities (Cost $187,950,709)				188,337,548

Non-Agency Mortgage Backed Securities : 2.68%
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12-10-2042	565,953	573,217
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A5 ±	5.34	11-10-2042	11,266,000	12,328,834
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 144A	4.52	9-20-2051	201,009	201,465
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	2-15-2038	3,595,000	3,874,292
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C6 Class A4 ±	5.23	12-15-2040	3,562,115	3,929,747
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	5,035,435	5,507,466
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	3,102,906	3,175,144
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	4,578,000	4,834,858
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.62	11-15-2030	3,106,000	3,229,507
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	1,968,000	2,070,848
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	5,494,000	5,512,833
Total Non-Agency Mortgage Backed Securities (Cost $45,329,952)				45,238,211

U.S. Treasury Securities : 35.90%
U.S. Treasury Note «	0.25	3-31-2014	59,582,000	59,598,266
U.S. Treasury Note «	0.25	10-31-2014	93,920,000	93,920,000
U.S. Treasury Note	0.25	11-30-2014	57,079,000	57,081,397
U.S. Treasury Note	0.25	1-15-2015	24,537,000	24,521,664
U.S. Treasury Note	0.25	10-15-2015	50,023,000	49,921,403
U.S. Treasury Note	0.38	11-15-2015	76,689,000	76,802,806
U.S. Treasury Note	0.50	11-15-2013	31,626,000	31,713,699
U.S. Treasury Note	1.00	7-15-2013	87,646,000	88,097,903
U.S. Treasury Note	1.75	3-31-2014	122,119,000	124,561,380
Total U.S. Treasury Securities (Cost $606,794,627)				606,218,518

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Security name		Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 2.70%

Financials : 2.70%

Commercial Banks : 2.70%
Australia and New Zealand Banking Group 144A		1.00%	10-6-2015	$8,720,000	$8,778,808
Nordea Eiendomskreditt AS ±144A		0.77	4-7-2014	18,010,000	17,992,836
Westpac Banking Corporation 144A		1.38	7-17-2015	18,565,000	18,861,082

Total Yankee Corporate Bonds and Notes (Cost $45,272,492)					45,632,726

Other : 0.01%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)				531,989	175,556
Total Other (Cost $50,405)					175,556

Short-Term Investments : 9.29%

		Yield		Shares
Investment Companies : 9.29%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##		0.01		89,555,127	89,555,127
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.21		67,294,795	67,294,795

Total Short-Term Investments (Cost $156,849,922)					156,849,922

Total investments in securities (Cost $1,839,991,242) *	109.05%				1,841,260,116
Other assets and liabilities, net	(9.05)				(152,781,564)

Total net assets	100.00%				$1,688,478,552

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
%%	Security issued on a when-issued basis.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,841,406,157 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,680,834
Gross unrealized depreciation	(6,826,875)

Net unrealized appreciation	$(146,041)

4

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$798,807,635	$0	$798,807,635
Asset-backed securities	0	188,337,548	0	188,337,548
Non-agency mortgage backed securities	0	45,238,211	0	45,238,211
U.S. Treasury securities	606,218,518	0	0	606,218,518
Yankee corporate bonds and notes	0	45,632,726	0	45,632,726
Other	0	0	175,556	175,556
Short-term investments
Investment companies	89,555,127	67,294,795	0	156,849,922

	$695,773,645	$1,145,310,915	$175,556	$1,841,260,116

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 10.83%
FHLMC ±	2.38%	4-1-2032	$77,443	$82,442
FHLMC ±	2.50	7-1-2029	8,120	8,616
FHLMC ±	3.03	9-1-2031	7,814	7,956
FHLMC ±	3.92	5-1-2026	190,390	201,759
FHLMC	6.00	10-1-2021	996,507	1,096,227
FHLMC	7.00	11-17-2013	2,091	2,094
FHLMC	8.50	9-1-2017	187,872	206,895
FHLMC	9.00	8-1-2018	156,728	175,726
FHLMC	9.00	6-1-2019	200,866	225,314
FHLMC	9.00	10-1-2019	334,577	388,124
FHLMC	9.50	12-1-2022	284,896	326,093
FHLMC	10.50	1-1-2016	3,043	3,365
FHLMC	10.50	11-1-2017	1,258	1,457
FHLMC	10.50	8-1-2018	110,621	129,033
FHLMC	10.50	2-1-2019	1,593	1,886
FHLMC	10.50	4-1-2019	604	704
FHLMC	10.50	5-1-2019	670	802
FHLMC	10.50	6-1-2019	6,481	7,629
FHLMC	10.50	7-1-2019	1,359	1,637
FHLMC Series 2301 Class MO	6.00	10-15-2013	1,104,669	1,115,653
FHLMC Series 2958 Class QD	4.50	4-15-2020	3,703,000	3,961,443
FHLMC Series T-57 Class 2A1 ±	3.40	7-25-2043	32,191	33,565
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	1,231,614	1,274,650
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	626,954	799,366
FNMA 144A	2.18	5-25-2050	2,966,620	2,963,104
FNMA ±	2.37	11-1-2031	83,197	88,818
FNMA	3.25	4-1-2015	4,509,309	4,767,180
FNMA	3.69	6-1-2017	3,446,476	3,828,550
FNMA	4.00	5-25-2019	1,000,000	1,063,193
FNMA	4.00	12-15-2024	1,542,363	1,633,983
FNMA	4.00	8-25-2037	3,547,938	3,745,275
FNMA	4.44	9-1-2015	1,761,380	1,937,502
FNMA	5.00	1-15-2022	3,500,000	3,840,764
FNMA	5.09	2-1-2016	899,179	986,248
FNMA	6.00	4-1-2021	2,243,528	2,437,988
FNMA	6.00	3-1-2033	1,288,248	1,444,534
FNMA	6.50	8-1-2031	728,110	831,915
FNMA	8.00	4-1-2017	242,330	266,519
FNMA	8.00	9-1-2019	163,266	180,685
FNMA	8.00	9-1-2023	17,333	19,444
FNMA	8.33	7-15-2020	56,378	65,001
FNMA	8.50	7-1-2018	106,352	117,839
FNMA	8.50	2-1-2023	127,130	140,875
FNMA	9.00	2-15-2020	2,124	2,502
FNMA	9.00	11-1-2024	182,071	218,644
FNMA	11.00	10-15-2020	135,462	144,796
FNMA	12.00	3-1-2017	17,171	17,586
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	113,690	137,171
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	980,983	1,259,352
FNMA Series 1989-29 Class Z	10.00	6-25-2019	186,832	212,316
FNMA Series 1989-63 Class Z	9.40	10-25-2019	105,911	117,849
FNMA Series 2004-90 Class XY	4.00	9-25-2034	2,297,923	2,415,414
FNMA Series G95-2 ± (c)	10.00	5-25-2020	249,751	47,591
FNMA Whole Loan Series 2003-W06 Class PT4 ±	9.29	10-25-2042	149,347	178,521
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.32	6-25-2033	40,488	40,495
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	1,633,239	1,772,278
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	2,302,319	2,382,697
GNMA	1.83	3-16-2039	4,421,924	4,547,025
GNMA	7.00	5-15-2013	140	140
GNMA	8.00	12-15-2023	62,826	74,810
GNMA	9.00	11-15-2017	95,896	102,631
GNMA	9.00	11-15-2024	45,130	50,112
GNMA	10.00	2-20-2018	11,443	13,252

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	12.50%	4-15-2019	$235,989	$249,386
GNMA Series 2005-90 Class A	3.76	9-16-2028	938,387	950,859
SBA (a)(c)(i)	3.68	10-6-2015	74,845	2,366
Total Agency Securities (Cost $54,488,322)				55,349,646

Asset-Backed Securities : 7.87%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	2,443,399	2,445,353
Ally Auto Receivables Trust Series 2012-3 Class A2	0.70	1-15-2015	3,250,000	3,256,757
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	1,236,838	1,270,960
Chase Issuance Trust Series 2007-A18 Class A ±	0.47	1-15-2015	1,600,000	1,600,102
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.53	4-15-2040	3,300,000	3,481,355
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	1,678,130	1,675,680
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	1-15-2014	3,178,410	3,183,266
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	2,941,361	2,943,646
Ford Credit Auto Owner Trust Series 201- D Class A2	0.40	9-15-2015	2,185,000	2,184,578
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	2,384,967	2,387,176
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.71	2-25-2034	1,938,215	1,697,303
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	3,384,951	3,388,498
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	2,500,000	2,503,473
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69	11-15-2013	76,231	76,238
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	3,303,487	3,306,043
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-2014	1,824,752	1,826,613
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12-10-2033	1,149,039	1,162,752
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12-16-2013	576,705	576,896
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	2-20-2014	1,229,335	1,230,219
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.68	3-25-2032	21,080	20,688
Total Asset-Backed Securities (Cost $40,404,123)				40,217,596

Corporate Bonds and Notes : 42.69%

Consumer Discretionary : 7.97%

Auto Components : 0.39%
Turlock Corporation 144A	1.50	11-2-2017	2,000,000	2,008,698

Diversified Consumer Services : 0.40%
Life Technologies Corporation	3.38	3-1-2013	2,000,000	2,008,960

Hotels, Restaurants & Leisure : 1.83%
Hyatt Hotels Corporation 144A	5.75	8-15-2015	3,000,000	3,287,439
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10-15-2014	2,500,000	2,800,230
Yum Brands Incorporation	4.25	9-15-2015	3,000,000	3,253,146
				9,340,815

Leisure Equipment & Products : 0.57%
Hasbro Incorporated	6.13	5-15-2014	2,725,000	2,927,217

Media : 2.71%
Historic Time Warner Incorporated	9.13	1-15-2013	2,000,000	2,018,258
Interpublic Group of Companies Incorporated	6.25	11-15-2014	2,860,000	3,085,225
News America Incorporated	5.30	12-15-2014	3,120,000	3,401,836
TCM Sub LLC 144A	3.55	1-15-2015	2,000,000	2,096,640
Time Warner Cable Incorporated	8.25	2-14-2014	3,000,000	3,264,486
				13,866,445

Multiline Retail : 0.69%
Macys Retail Holding Incorpoated	7.88	7-15-2015	3,000,000	3,514,551

2

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 1.38%
Best Buy Company Incorporated	7.00%	7-15-2013	$3,035,000	$3,057,763
Staples Incorporated	9.75	1-15-2014	3,665,000	4,008,451
				7,066,214

Consumer Staples : 2.35%

Beverages : 0.61%
Miller Brewing Corporation 144A	5.50	8-15-2013	3,000,000	3,095,121

Food Products : 0.60%
Cadbury Schweppes Company 144A	5.13	10-1-2013	3,000,000	3,095,499

Household Products : 0.39%
Newell Rubbermaid Incorporated	2.00	6-15-2015	1,990,000	2,015,876

Tobacco : 0.75%
Altria Group Incorporated	7.75	2-6-2014	2,000,000	2,160,208
Reynolds American Incorporated	1.05	10-30-2015	1,660,000	1,660,754
				3,820,962

Energy : 4.66%

Electric Utilities : 0.67%
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,414,228

Oil, Gas & Consumable Fuels : 3.99%
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,000,000	3,230,667
Energy Transfer Partners LP	5.95	2-1-2015	5,205,000	5,714,913
Petrohawk Energy Corporation	7.88	6-1-2015	3,000,000	3,121,623
Valero Energy Corporation	4.75	4-1-2014	2,820,000	2,941,384
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,208,446
Williams Partners LP	3.80	2-15-2015	3,000,000	3,180,225
				20,397,258

Financials : 13.35%

Capital Markets : 0.56%
Janus Capital Group Incorporated	6.70	6-15-2017	2,500,000	2,870,838

Commercial Banks : 1.41%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,163,800
Inter-American Development Bank ±	0.76	5-20-2014	4,000,000	4,030,736
				7,194,536

Consumer Finance : 2.33%
Capital One Financial Corporation	6.25	11-15-2013	2,000,000	2,105,560
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,523,329
Ford Motor Credit Company LLC	3.88	1-15-2015	3,000,000	3,115,713
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	1,500,000	1,643,621
SLM Corporation	3.88	9-10-2015	1,500,000	1,533,671
				11,921,894

Diversified Financial Services : 4.10%
Bank of America Corporation	7.38	5-15-2014	2,000,000	2,171,772
ERAC USA Finance Company 144A	2.25	1-10-2014	3,000,000	3,032,904
Fifth Third Bancorp Cincinnati Ohio ±	0.42	5-17-2013	2,000,000	1,999,350

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
HSBC Finance Corporation	5.25%	4-15-2015	$3,000,000	$3,263,322
Morgan Stanley	4.75	4-1-2014	3,000,000	3,105,048
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,112,240
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,124,704
Woodside Finance Limited 144A	4.50	11-10-2014	3,000,000	3,179,451
				20,988,791

Insurance : 1.60%
American International Group Incorporated	4.25	5-15-2013	3,000,000	3,044,061
Genworth Life Institutional Funding Trust 144A	5.88	5-3-2013	2,035,000	2,072,904
MetLife Global Funding I 144A	2.00	1-10-2014	1,000,000	1,015,285
Metropolitan Life Global Funding I 144A	5.13	4-10-2013	2,000,000	2,032,212
				8,164,462

REITs : 3.35%
American Tower Corporation	4.63	4-1-2015	3,174,000	3,399,928
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,215,670
ERP Operating LP	6.58	4-13-2015	3,000,000	3,373,977
Federal Realty Investment Trust	5.95	8-15-2014	1,000,000	1,075,903
Healthcare Realty Trust Incorporated	5.13	4-1-2014	2,000,000	2,098,574
WEA Finance LLC 144A	7.50	6-2-2014	3,630,000	3,961,974
				17,126,026

Health Care : 1.21%

Health Care Equipment & Supplies : 0.44%
Boston Scientific Corporation	6.25	11-15-2015	2,000,000	2,258,768

Health Care Providers & Services : 0.77%
Express Scripts Holding Company 144A	2.10	2-12-2015	1,875,000	1,912,352
McKesson Corporation	0.95	12-4-2015	2,000,000	2,004,486
				3,916,838

Industrials : 4.00%

Aerospace & Defense : 0.62%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	3,000,000	3,158,661

Commercial Services & Supplies : 1.17%
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,089,228
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,106,706
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,776,585
				5,972,519

Electrical Equipment : 0.95%
Roper Industries Incorporated	1.85	11-15-2017	890,000	893,019
Roper Industries Incorporated	6.63	8-15-2013	3,800,000	3,953,740
				4,846,759

Machinery : 0.52%
SPX Corporation	7.63	12-15-2014	2,450,000	2,695,000

Road & Rail : 0.74%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,803,933

4

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 1.67%

Computers & Peripherals : 0.63%
Hewlett Packard Company	2.63%	12-9-2014	$3,225,000	$3,217,160

Office Electronics : 0.40%
Xerox Corporation	8.25	5-15-2014	1,855,000	2,032,946

Software : 0.64%
CA Incorporated	6.13	12-1-2014	3,000,000	3,269,019

Materials : 0.20%

Metals & Mining : 0.20%
Arcelormittal Company	4.25	2-25-2015	1,000,000	1,010,007

Telecommunication Services : 2.13%

Diversified Telecommunication Services : 1.92%
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,000,000	2,089,172
Qwest Corporation ±	3.64	6-15-2013	2,500,000	2,528,310
SBA Tower Trust 144A	4.25	4-15-2040	2,000,000	2,105,730
Verizon New England Incorporated	4.75	10-1-2013	3,000,000	3,102,495
				9,825,707

Wireless Telecommunication Services : 0.21%
Verizon Wireless Capital LLC	7.38	11-15-2013	1,000,000	1,061,162

Utilities : 5.15%

Electric Utilities : 4.95%
Ameren Corporation	8.88	5-15-2014	3,738,000	4,121,859
FPL Group Capital Incorporation	2.60	9-1-2015	3,000,000	3,131,496
Great Plains Energy Incorporated	2.75	8-15-2013	1,000,000	1,011,514
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,960,503
LG&E and KU Energy LLC	2.13	11-15-2015	2,635,000	2,680,420
Nextera Energy Capital Company	1.61	6-1-2014	1,000,000	1,009,897
Niagara Mohawk Power Corporation 144A	3.55	10-1-2014	3,667,000	3,842,404
PECO Energy Company	5.00	10-1-2014	2,000,000	2,155,426
Virginia Electric & Power Company	5.25	12-15-2015	3,000,000	3,386,610
				25,300,129

Multi-Utilities : 0.20%
CMS Energy Corporation	2.75	5-15-2014	1,000,000	1,014,914

Total Corporate Bonds and Notes (Cost $213,387,370)				218,221,913

Municipal Obligations : 6.91%

Alabama : 0.32%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11-1-2013	1,570,000	1,629,911

California : 2.48%
California PCFA Waste Management Services Incorporated Series A (Resource Recovery Revenue) ±	2.63	6-1-2018	3,000,000	3,094,590
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,036,580
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	2,960,000	3,043,028
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	2,500,000	2,505,775

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
University of California Build America Bonds (Education Revenue) ±	1.99%	5-15-2050	$2,000,000	$2,011,980
				12,691,953

Florida : 0.61%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	1,200,000	1,233,816
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.00	5-1-2013	1,870,000	1,906,727
				3,140,543

Georgia : 0.63%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue, GO of Authority Insured)	4.77	8-1-2015	3,000,000	3,203,070

Louisiana : 0.59%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.71	5-1-2043	3,000,000	3,006,570

Michigan : 0.69%
Wayne County MI (Tax Revenue)	3.00	3-15-2013	3,500,000	3,516,266

New Jersey : 0.59%
Atlantic City NJ Tax Appeal (Tax Revenue)	2.13	12-15-2013	3,000,000	3,007,290

New York : 0.02%
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	4-1-2013	105,000	105,104

Ohio : 0.58%
Columbus Franklin County OH Finance Authority R&D (IDR)	3.45	2-15-2015	2,885,000	2,993,274

Wisconsin : 0.40%
Menomonee Falls WI (Tax Revenue)	4.25	11-1-2014	2,000,000	2,032,060

Total Municipal Obligations (Cost $34,813,223)				35,326,041

Non-Agency Mortgage Backed Securities : 9.81%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76	11-10-2039	2,025,000	2,098,427
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	24,521	25,113
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-T14 Class A4 ±	5.20	1-12-2041	1,245,000	1,296,837
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-2041	2,055,000	2,240,770
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	2,827,000	3,111,034
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,600,000	2,817,006
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 ±	5.30	10-12-2042	1,100,000	1,225,604
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.39	7-15-2044	2,500,000	2,787,193
Commercial Mortgage Pass-Through Trust Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,794,000	3,089,337
Commercial Mortgage Pass-Through Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,811,398	2,969,773
Commercial Mortgage Pass-Through Trust Series 2012-CR2 Class A1	0.82	8-15-2045	2,391,798	2,399,089
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i) ¤	0.00	7-15-2027	1,237,820	4,011
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	357,352	360,752
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.29	9-25-2034	106,084	77,761

6

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.59%	2-15-2039	$1,567,730	$1,633,797
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	173,247	173,890
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.33	9-25-2033	766,463	711,326
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	2,955,000	3,086,190
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)	8.02	2-25-2027	61,118	61,128
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	466,500	482,899
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.61	4-25-2036	1,483,256	1,238,256
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	400,000	422,443
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	3,062,000	3,284,335
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	3,530,000	3,869,911
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	17,212	17,429
Merrill Lynch Mortgage Trust Series 2004-KEY 2 Class A4 ±	4.86	8-12-2039	1,190,000	1,266,782
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	3,280,000	3,618,280
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,555,000	2,798,515
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,072,377
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.83	2-25-2035	1,567,331	1,546,147
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A ¤	0.00	10-23-2017	2,966	2,937
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO (i) ¤	0.00	6-25-2023	9,000	8,200
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.17	12-25-2034	41,517	37,673
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.74	8-25-2032	128,826	126,141
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.74	8-25-2032	130,945	125,251
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	46,547	42,383
Total Non-Agency Mortgage Backed Securities (Cost $50,495,979)				50,128,997

	Dividend yield		Shares
Preferred Stocks : 0.32%

Financials : 0.32%

Commercial Banks : 0.32%
Huntington Bancshares ±	0.69		80,000	1,620,000

Total Preferred Stocks (Cost $1,958,484)				1,620,000

	Interest rate		Principal
U.S. Treasury Securities : 0.64%
U.S. Treasury Note	0.25	7-15-2015	$2,580,000	2,576,373
U.S. Treasury Note	1.88	2-28-2014	665,000	678,560
Total U.S. Treasury Securities (Cost $3,240,535)				3,254,933

Yankee Corporate Bonds and Notes : 18.39%

Consumer Discretionary : 1.94%

Auto Components : 0.40%
Autoliv Incorporated	3.85	4-30-2014	2,000,000	2,036,780

Diversified Consumer Services : 0.65%
Anglo American Capital Company 144A	9.38	4-8-2014	3,000,000	3,314,700

Media : 0.49%
Pearson Finance Two plc 144A	5.50	5-6-2013	2,500,000	2,546,185

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail : 0.40%
Wesfarmers Limited 144A	7.00%	4-10-2013	$2,000,000	$2,043,542

Consumer Staples : 0.66%

Food & Staples Retailing : 0.41%
Delhaize Group	5.88	2-1-2014	2,000,000	2,099,822

Tobacco : 0.25%
BAT International Finance plc 144A	1.40	6-5-2015	1,250,000	1,263,120

Energy : 1.23%

Oil, Gas & Consumable Fuels : 1.23%
Husky Energy Incorporated	5.90	6-15-2014	3,000,000	3,223,743
Petrobras International Finance Company	2.88	2-6-2015	3,000,000	3,087,429
				6,311,172

Financials : 11.76%

Capital Markets : 0.99%
AMVESCAP plc	5.38	12-15-2014	2,600,000	2,858,183
Macquarie Group Limited 144A	7.30	8-1-2014	2,005,000	2,172,418
				5,030,601

Commercial Banks : 8.69%
ABN Amro Bank NV 144A	3.00	1-31-2014	2,630,000	2,684,010
Bank of Montreal 144A	1.30	10-31-2014	2,500,000	2,541,000
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,536,471
Canadian Imperial Bank 144A	0.90	9-19-2014	4,100,000	4,135,670
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,199,905
Commonwealth Bank of Australia ±	0.77	7-23-2014	4,000,000	4,015,664
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,553,556
KFW Bankengruppe ±	0.29	11-28-2014	3,000,000	2,998,791
Nordea Eiendomskreditt 144A	1.88	4-7-2014	6,500,000	6,617,345
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,127,836
Toronto Dominion Bank 144A«	0.88	9-12-2014	4,000,000	4,032,400
Westpac Banking Corporation ±144A	0.58	12-14-2012	4,000,000	4,000,104
				44,442,752

Diversified Financial Services : 2.08%
BAT International Finance plc 144A	8.13	11-15-2013	2,000,000	2,130,966
JPMorgan Chase & Company ±	0.62	12-26-2012	5,300,000	5,300,928
WPP Finance	8.00	9-15-2014	2,885,000	3,200,224
				10,632,118

Industrials : 0.78%

Airlines : 0.49%
Qantas Airways 144A	5.13	6-20-2013	2,455,000	2,473,636

Machinery : 0.29%
Pentair Finance SA 144A	1.35	12-1-2015	1,500,000	1,499,822

Information Technology : 0.40%

Internet Software & Services : 0.40%
Baidu Incorporation	2.25	11-28-2017	2,000,000	2,021,878

8

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Materials : 0.69%

Metals & Mining : 0.69%
Arcelormittal Company		5.38%	6-1-2013	$3,500,000	$3,553,694

Telecommunication Services : 0.93%

Diversified Telecommunication Services : 0.53%
Telefonos de Mexico SA		5.50	1-27-2015	2,510,000	2,731,407

Wireless Telecommunication Services : 0.40%
Telefonica Moviles Chile SA 144A		2.88	11-9-2015	2,000,000	2,035,206

Total Yankee Corporate Bonds and Notes (Cost $92,240,750)					94,036,435

Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)				337,387	111,338
Total Other (Cost $31,967)					111,338

Short-Term Investments : 3.99%

		Yield			Shares
Investment Companies : 3.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		16,971,915	16,971,915
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.21		3,252,416	3,252,416
					20,224,331

			Maturity date	Principal
U.S. Treasury Securities : 0.04%
U.S. Treasury Bill (z)#		0.07	12-27-2012	$200,000	199,985

Total Short-Term Investments (Cost $20,424,316)					20,424,316

Total investments in securities (Cost $511,485,069)*	101.47%				518,691,215
Other assets and liabilities, net	(1.47)				(7,499,615)

Total net assets	100.00%				$511,191,600

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(i)	Illiquid security
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

9

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

*	Cost for federal income tax purposes is $511,643,021 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,046,079
Gross unrealized depreciation	(1,997,885)

Net unrealized appreciation	$7,048,194

10

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Cap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Cap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012 the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$55,347,280	$2,366	$55,349,646
Asset-backed securities	0	40,217,596	0	40,217,596
Corporate bonds and notes	0	218,221,913	0	218,221,913
Municipal obligations	0	35,326,041	0	35,326,041
Non agency mortgage backed securities	0	50,128,997	0	50,128,997
Equity securities
Preferred stocks	0	1,620,000	0	1,620,000
U.S Treasury securities	3,254,933	0	0	3,254,933
Yankee corporate bonds and notes	0	94,036,435	0	94,036,435
Other	0	0	111,338	111,338
Short-term investments
Investment companies	16,971,915	3,252,416	0	20,224,331
U.S. Treasury securities	199,985	0	0	199,985

	$20,426,833	$498,150,678	$113,704	$518,691,215

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$7,721	$0	$0	$7,721

+	Futures are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of November 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized gains (losses)
3-28-2013	364 Long	2-Year U.S. Treasury Notes	$80,244,938	$27,574
3-28-2013	46 Short	5-Year U.S. Treasury Notes	5,737,063	(19,853)

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 63.57%

Consumer Discretionary : 16.54%

Auto Components : 1.77%
American Axle & Manufacturing Holdings Incorporated «144A	9.25%	1-15-2017	$7,444,000	$8,244,230
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,399,000
TRW Automotive Incorporated 144A	8.88	12-1-2017	3,325,000	3,657,500
				20,300,730

Diversified Consumer Services : 1.23%
Service Corporation International	6.75	4-1-2015	3,300,000	3,646,500
Service Corporation International	7.00	6-15-2017	5,500,000	6,325,000
Service Corporation International	7.38	10-1-2014	3,740,000	4,185,808
				14,157,308

Hotels, Restaurants & Leisure : 1.26%
MGM Resorts International	10.38	5-15-2014	4,750,000	5,308,125
Seminole Indian Tribe of Florida 144A	7.75	10-1-2017	5,340,000	5,820,600
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10-15-2014	3,000,000	3,360,276
				14,489,001

Household Durables : 2.22%
DR Horton Incorporated	4.75	5-15-2017	5,750,000	6,116,563
DR Horton Incorporated	6.13	1-15-2014	3,000,000	3,127,500
Jarden Corporation	7.50	5-1-2017	7,500,000	8,446,875
Mohawk Industries Incorporated	6.38	1-15-2016	6,900,000	7,745,250
				25,436,188

Leisure Equipment & Products : 0.48%
Easton Bell Sports Incorporated	9.75	12-1-2016	5,115,000	5,511,464

Media : 6.01%
Belo Corporation	8.00	11-15-2016	1,580,000	1,718,250
Cablevision Systems Corporation	8.63	9-15-2017	5,000,000	5,737,500
Cequel Communications Holdings 144A	8.63	11-15-2017	7,000,000	7,472,500
Cinemark USA Incorporated	8.63	6-15-2019	2,500,000	2,762,500
EchoStar DBS Corporation	7.13	2-1-2016	12,500,000	14,015,625
Gannett Companies Incorporated	8.75	11-15-2014	5,000,000	5,625,000
Lamar Media Corporation Series C	9.75	4-1-2014	7,500,000	8,250,000
Sinclair Television Group 144A	9.25	11-1-2017	10,250,000	11,275,000
Sirius XM Radio Incorporated 144A	7.63	11-1-2018	4,217,000	4,659,785
Sirius XM Radio Incorporated 144A	8.75	4-1-2015	6,500,000	7,369,375
				68,885,535

Multiline Retail : 0.24%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	2,500,000	2,691,380

Specialty Retail : 2.00%
Avis Budget Car Rental LLC ±	2.81	5-15-2014	7,900,000	7,880,250
Avis Budget Finance Incorporated «144A	4.88	11-15-2017	3,000,000	3,000,000
Best Buy Company Incorporated	7.00	7-15-2013	1,750,000	1,763,125
Limited Brands Incorporated	5.25	11-1-2014	7,000,000	7,402,500
Limited Brands Incorporated	6.90	7-15-2017	2,500,000	2,881,250
				22,927,125

Textiles, Apparel & Luxury Goods : 1.06%
Hanesbrands Incorporated	8.00	12-15-2016	3,375,000	3,746,284

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods (continued)
Jones Group Incorporated	5.13%	11-15-2014	$8,250,000	$8,415,000
				12,161,284

Trading Companies & Distributors : 0.27%
United Rentals Financing Escrow Corporation 144A	5.75	7-15-2018	2,900,000	3,124,750

Consumer Staples : 4.31%

Beverages : 2.24%
Constellation Brands Incorporated	7.25	9-1-2016	12,750,000	14,726,250
Cott Beverages Incorporated	8.38	11-15-2017	10,018,000	10,894,575
				25,620,825

Food & Staples Retailing : 0.53%
Dollar General Corporation	4.13	7-15-2017	5,750,000	6,037,500

Food Products : 0.82%
Dole Food Company Incorporated	13.88	3-15-2014	5,500,000	6,105,000
TreeHouse Foods Incorporated	7.75	3-1-2018	3,055,000	3,345,225
				9,450,225

Household Products : 0.72%
Spectrum Brands	9.50	6-15-2018	7,250,000	8,255,938

Energy : 10.18%

Energy Equipment & Services : 0.35%
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	1,435,000	1,540,831
Targa Resources Partners LP	7.88	10-15-2018	2,250,000	2,458,125
				3,998,956

Oil, Gas & Consumable Fuels : 9.83%
Arch Coal Incorporated «	8.75	8-1-2016	6,000,000	6,060,000
Berry Petroleum Companies Class A	10.25	6-1-2014	5,194,000	5,765,340
Bill Barrett Corporation	9.88	7-15-2016	6,000,000	6,570,000
Chesapeake Energy Corporation	9.50	2-15-2015	7,700,000	8,643,250
CITGO Petroleum Corporation 144A	11.50	7-1-2017	9,000,000	10,428,750
Concho Resources Incorporated	8.63	10-1-2017	4,640,000	5,051,800
Consol Energy Incorporated	8.00	4-1-2017	5,000,000	5,350,000
Encore Acquisition Company	9.50	5-1-2016	3,915,000	4,198,838
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	8,000,000	9,020,000
Forest Oil Corporation «	8.50	2-15-2014	3,000,000	3,210,000
HollyFrontier Corporation	9.88	6-15-2017	11,155,000	12,172,894
Kinder Morgan Incorporated	5.15	3-1-2015	7,000,000	7,476,399
Peabody Energy Corporation	7.38	11-1-2016	6,750,000	7,762,500
Petrohawk Energy Corporation	10.50	8-1-2014	5,500,000	5,885,000
Plains Exploration & Production Company	10.00	3-1-2016	1,500,000	1,595,625
Regency Energy Partners Company	9.38	6-1-2016	3,730,000	4,009,750
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,100,000
Tesoro Corporation	9.75	6-1-2019	1,000,000	1,150,000
Whiting Petroleum Corporation	7.00	2-1-2014	4,000,000	4,230,000
				112,680,146

Financials : 9.79%

Commercial Banks : 3.60%
ABN AMRO North American Holding ±144A	3.41	12-31-2049	10,395,000	10,420,988
AmSouth Bancorporation	4.85	4-1-2013	5,014,000	5,067,700

2

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
AmSouth Bancorporation	5.20%	4-1-2015	$5,370,000	$5,658,638
CIT Group Incorporated 144A	4.75	2-15-2015	3,000,000	3,112,500
CIT Group Incorporated 144A	5.25	4-1-2014	9,000,000	9,315,000
Zions Bancorporation	7.75	9-23-2014	7,000,000	7,688,149
				41,262,975

Consumer Finance : 5.83%
Ally Financial Incorporated	4.50	2-11-2014	3,000,000	3,086,250
Ally Financial Incorporated	5.50	2-15-2017	2,500,000	2,662,000
Discover Financial Services Company	6.45	6-12-2017	7,900,000	9,278,100
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,077,142
Ford Motor Credit Company LLC	8.00	12-15-2016	8,000,000	9,644,424
Ford Motor Credit Company LLC	8.70	10-1-2014	3,500,000	3,923,451
General Motors Financial Company 144A	4.75	8-15-2017	5,750,000	5,983,260
GMAC LLC	6.75	12-1-2014	1,000,000	1,080,000
GMAC LLC	7.50	12-31-2013	3,000,000	3,176,250
JBS USA Finance Incorporated	11.63	5-1-2014	6,000,000	6,757,500
Nielsen Finance LLC	11.63	2-1-2014	6,975,000	7,768,406
SLM Corporation Series A	5.00	4-15-2015	5,000,000	5,294,595
SLM Corporation Series MTN	3.88	9-10-2015	6,000,000	6,134,682
				66,866,060

Diversified Financial Services : 0.18%
CNH Capital LLC 144A	3.88	11-1-2015	2,000,000	2,052,500

REITs : 0.18%
Host Marriott LP Series Q	6.75	6-1-2016	2,043,000	2,095,352

Health Care : 2.83%

Health Care Equipment & Supplies : 0.70%
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	8,067,500

Health Care Providers & Services : 1.83%
Community Health Systems Incorporated	5.13	8-15-2018	2,000,000	2,105,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	5,820,000	6,591,150
Health Management Associates Incorporated	6.13	4-15-2016	10,141,000	11,015,661
Select Medical Corporation «	7.63	2-1-2015	1,299,000	1,308,743
				21,020,554

Pharmaceuticals : 0.30%
Mylan Incorporated 144A	7.63	7-15-2017	3,000,000	3,371,250

Industrials : 6.10%

Aerospace & Defense : 0.29%
GeoEye Incorporated	9.63	10-1-2015	3,000,000	3,330,000

Building Products : 0.88%
Masco Corporation	6.13	10-3-2016	9,109,000	10,117,439

Commercial Services & Supplies : 2.92%
ARAMARK Corporation ±	3.81	2-1-2015	2,500,000	2,493,750
ARAMARK Corporation	8.50	2-1-2015	3,000,000	3,033,780
Case Corporation «	7.25	1-15-2016	5,500,000	6,187,500
Deluxe Corporation	5.13	10-1-2014	5,000,000	5,206,250
International Lease Finance Corporation	4.88	4-1-2015	5,000,000	5,125,000
International Lease Finance Corporation	5.65	6-1-2014	5,000,000	5,193,750

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Company	5.50%	5-15-2015	$6,000,000	$6,180,000
				33,420,030

Electrical Equipment : 0.43%
General Cable Corporation ±	2.74	4-1-2015	5,000,000	4,925,000

Machinery : 1.58%
Case New Holland Incorporated	7.75	9-1-2013	3,500,000	3,648,750
SPX Corporation	6.88	9-1-2017	5,245,000	5,874,400
SPX Corporation	7.63	12-15-2014	4,085,000	4,493,500
Westinghouse Air Brake Technology Corporation	6.88	7-31-2013	4,000,000	4,115,000
				18,131,650

Information Technology : 2.04%

Electronic Equipment, Instruments & Components : 0.81%
Jabil Circuit Incorporated	7.75	7-15-2016	8,000,000	9,260,000

IT Services : 1.23%
Fidelity National Information Services Incorporated	7.63	7-15-2017	6,000,000	6,540,000
iGATE Corporation	9.00	5-1-2016	7,000,000	7,612,500
				14,152,500

Materials : 5.36%

Chemicals : 0.20%
Huntsman International LLC «	5.50	6-30-2016	2,334,000	2,336,918

Containers & Packaging : 2.56%
Ball Corporation	7.13	9-1-2016	7,000,000	7,525,000
Berry Plastics Corporation ±	5.09	2-15-2015	4,080,000	4,082,040
Berry Plastics Corporation	8.25	11-15-2015	5,000,000	5,225,000
Greif Incorporated	6.75	2-1-2017	1,000,000	1,105,000
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	10,000,000	11,400,000
				29,337,040

Paper & Forest Products : 2.60%
Appleton Papers Incorporated 144A	10.50	6-15-2015	7,000,000	7,437,500
Boise Paper Holdings LLC	9.00	11-1-2017	9,000,000	9,810,000
Neenah Paper Incorporated	7.38	11-15-2014	1,614,000	1,618,035
Resolute Forest Products Incorporated	10.25	10-15-2018	9,580,000	10,945,150
				29,810,685

Telecommunication Services : 4.59%

Diversified Telecommunication Services : 2.17%
Cincinnati Bell Incorporated	7.00	2-15-2015	6,000,000	6,075,000
Cincinnati Bell Incorporated	8.25	10-15-2017	840,000	896,700
Frontier Communications Corporation	6.63	3-15-2015	7,000,000	7,630,000
Frontier Communications Corporation	7.88	4-15-2015	1,330,000	1,492,925
Frontier Communications Corporation	8.25	5-1-2014	130,000	141,050
Windstream Corporation	7.88	11-1-2017	4,000,000	4,430,000
Windstream Corporation	8.13	8-1-2013	4,000,000	4,160,000
				24,825,675

Wireless Telecommunication Services : 2.42%
CCO Holdings LLC	7.25	10-30-2017	8,500,000	9,275,625

4

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Crown Castle International Corporation	9.00%	1-15-2015	$9,000,000	$9,551,250
Sprint Nextel Corporation	6.00	12-1-2016	8,275,000	8,978,375
				27,805,250

Utilities : 1.83%

Electric Utilities : 1.20%
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	9,000,000	9,607,500
DPL Incorporated	6.50	10-15-2016	4,000,000	4,210,000
				13,817,500

Independent Power Producers & Energy Traders : 0.63%
AES Corporation	7.75	3-1-2014	6,750,000	7,214,055

Total Corporate Bonds and Notes (Cost $716,867,038)				728,948,288

Municipal Obligations : 1.03%

California : 0.81%
California Judgment Trust (Miscellaneous Revenue) ±	1.64	6-1-2015	4,170,000	4,129,843
Oakland CA Redevelopment Agency Refunding Subordinated Housing Set Aside Series 2006A (Tax Revenue)	5.38	9-1-2016	5,000,000	5,151,000
				9,280,843

Michigan : 0.22%
Wayne County MI (Tax Revenue)	5.00	9-15-2013	2,478,000	2,486,153

Total Municipal Obligations (Cost $11,544,853)				11,766,996

Non-Agency Mortgage Backed Securities : 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	3.16	4-25-2024	82,687	68,631
Total Non-Agency Mortgage Backed Securities (Cost $83,079)				68,631

Term Loans : 21.94%
Allison Transmission Incorporated	2.71	8-7-2014	1,277,896	1,278,957
AOT Bedding Super Holdings LLC	5.00	10-1-2019	2,000,000	1,997,500
ARAMARK Corporation	3.46	7-26-2016	253,281	253,808
ARAMARK Corporation	3.57	7-26-2016	2,612,497	2,617,931
Biomet Incorporated	3.35	3-25-2015	8,312,884	8,341,730
Burger King Corporation	3.75	9-27-2019	6,000,000	6,017,820
CDW LLC	4.00	7-14-2017	8,762,635	8,653,102
Chrysler Group LLC	6.00	5-24-2017	7,929,849	8,099,389
Cinemark USA Incorporated	3.46	4-29-2016	2,895,058	2,914,599
Community Health Systems Incorporated	3.81	1-25-2017	6,000,000	6,037,500
Community Health Systems Incorporated	2.46	7-25-2014	1,919,489	1,926,208
DaVita Incorporated	4.50	10-20-2016	4,912,500	4,937,063
Dean Foods Company	3.46	4-2-2017	3,417,115	3,406,453
Dean Foods Company	3.21	4-2-2016	1,724,282	1,719,540
Delphi Corporation	3.50	3-31-2017	8,306,053	8,339,775
Dollar General Corporation	2.96	7-7-2014	4,659,542	4,679,624
HCA Incorporated	3.46	2-2-2016	6,826,832	6,805,532
HCA Incorporated	3.61	3-31-2017	5,000,000	5,002,100
Hertz Corporation	3.75	3-9-2018	9,197,716	9,186,219
Iasis Healthcare Corporation <	5.00	5-3-2018	7,910,000	7,922,340
Intelsat Jackson Holdings Limited	4.50	4-2-2018	3,950,000	3,959,875
KAR Auction Services Incorporated	5.00	5-19-2017	7,905,273	7,954,681
Levi Strauss & Company	2.46	4-4-2014	6,688,800	6,672,078
Manitowoc Company Incorporated	4.25	11-13-2017	3,700,000	3,727,750
MedAssets Incorporated	5.00	11-16-2016	2,667,096	2,669,310

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
MetroPCS Wireless Incorporated	4.07%	11-3-2016	$7,391,357	$7,421,366
Michaels Stores Incorporated	4.91	7-29-2016	6,000,000	6,052,500
NBTY Incorporated	4.25	10-2-2017	8,172,889	8,245,546
Neiman Marcus Group<	4.75	5-16-2018	6,000,000	5,998,740
Novelis Incorporated	4.00	3-10-2017	2,947,500	2,955,606
Omnova Solutions Incorporated	5.50	5-31-2017	2,327,500	2,350,775
Phillips Van Heusen Corporation	3.50	5-6-2016	3,069,260	3,073,649
Pinnacle Foods Finance LLC	3.71	10-3-2016	2,963,106	2,974,188
Progressive Waste Solutions Limited<	3.50	10-24-2019	3,500,000	3,526,250
Reynolds Group Holdings Incorporated <	4.75	9-20-2018	6,750,000	6,799,883
Scientific Games Corporation <	3.21	6-30-2015	8,467,950	8,457,365
Seminole Tribe of Florida	1.86	3-5-2014	1,354,136	1,352,864
Seminole Tribe of Florida	1.86	3-5-2014	375,000	374,648
Seminole Tribe of Florida	1.86	3-5-2014	537,464	536,958
Sensata Technologies BV	4.00	5-11-2018	4,937,500	4,947,029
SunGard Data Systems Incorporated	3.86	2-26-2016	1,546,473	1,545,514
SunGard Data Systems Incorporated	3.96	2-28-2017	1,957,431	1,958,664
Swift Transportation Companies Incorporated	3.96	12-21-2016	1,635,714	1,639,804
Swift Transportation Companies Incorporated	5.00	12-21-2017	6,669,941	6,719,965
Terex Corporation <	4.50	4-28-2017	6,710,000	6,766,632
Time Warner Telecom Holdings	3.46	12-29-2016	5,966,670	5,974,128
Toys “R” Us Incorporated	5.25	5-25-2018	2,955,000	2,881,125
Toys “R” Us Incorporated	6.00	9-1-2016	2,932,500	2,889,246
Transdigm Incorporated	4.00	2-14-2017	6,865,063	6,886,551
UCI International Incorporated	5.50	7-26-2017	3,589,322	3,604,290
Universal Health Services Incorporated	3.75	11-15-2016	4,642,852	4,656,131
Vanguard Health Holding Company LLC	5.00	1-29-2016	6,878,674	6,923,385
Wendy’s International Incorporated	4.75	5-15-2019	3,000,000	3,025,620
West Corporation	5.50	7-15-2016	5,882,239	5,954,296
Total Term Loans (Cost $250,104,819)				251,613,602

Yankee Corporate Bonds and Notes : 4.33%

Consumer Discretionary : 0.33%

Media : 0.33%
Virgin Media Finance plc	8.38	10-15-2019	3,339,000	3,823,155

Financials : 1.56%

Consumer Finance : 1.56%
Ineos Finance plc 144A	9.00	5-15-2015	7,000,000	7,463,400
National Money Mart Company	10.38	12-15-2016	9,420,000	10,432,650
				17,896,050

Industrials : 1.44%

Building Products : 0.90%
ArcelorMittal	4.25	8-5-2015	10,250,000	10,354,058

Professional Services : 0.54%
FMG Resources Limited «144A	7.00	11-1-2015	6,000,000	6,120,000

Information Technology : 0.77%

Computers & Peripherals : 0.67%
Seagate Technology HDD Holdings	6.80	10-1-2016	7,000,000	7,761,250

Semiconductors & Semiconductor Equipment : 0.10%
Magnachip Semiconductor Limited	10.50	4-15-2018	1,000,000	1,122,500

6

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Materials : 0.23%

Paper & Forest Products : 0.23%
UPM Kymmene Corporation 144A		5.63%	12-1-2014	$2,500,000	$2,637,500

Total Yankee Corporate Bonds and Notes (Cost $49,409,483)					49,714,513

Other : 0.00%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				136,787	45,140
Total Other (Cost $12,960)					45,140

Short-Term Investments : 12.28%

		Yield		Shares
Investment Companies : 12.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.16		121,350,473	121,350,473
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)		0.21		19,419,220	19,419,220
Total Short-Term Investments (Cost $140,769,693)					140,769,693

Total investments in securities (Cost $1,168,791,925)*	103.16%				1,182,926,863
Other assets and liabilities, net	(3.16)				(36,203,707)

Total net assets	100.00%				$1,146,723,156

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
<	All or a portion of the position represents an unfunded loan commitment.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,168,983,576 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,953,592
Gross unrealized depreciation	(2,010,305)

Net unrealized appreciation	$13,943,287

7

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$728,948,288	$0	$728,948,288
Municipal obligations	0	11,766,996	0	11,766,996
Non-agency mortgage backed securities	0	68,631	0	68,631
Term loans	0	233,657,781	17,955,821	251,613,602
Yankee corporate bonds and notes	0	49,714,513	0	49,714,513
Other	0	0	45,140	45,140
Short-term investments
Investment companies	121,350,473	19,419,220	0	140,769,693

	$121,350,473	$1,043,575,429	$18,000,961	$1,182,926,863

Transfers in and transfers out are recognized at the end of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Term Loans	Other	Total
Balance as of August 31, 2012	$18,605,332	$37,641	$18,642,973
Accrued discounts (premiums)	(2,680)	0	(2,680)
Realized gains (losses)	(85)	0	(85)
Change in unrealized gains (losses)	107,314	10,124	117,438
Purchases	3,512,500	0	3,512,500
Sales	(47,310)	(2,625)	(49,935)
Transfers into Level 3	12,078,796	0	12,078,796
Transfers out of Level 3	(16,298,046)	0	(16,298,046)

Balance as of November 30, 2012	$17,955,821	$45,140	$18,000,961

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2012	$111,510	$8,207	$119,717

The following table summarizes quantitative information about the Portfolio’s Level 3 inputs as of November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

Security types	Fair Value at November 30, 2012	Valuation Techniques	Significant Unobservable Inputs	Weighted Average	Range	Impact to valuation from an increase in Input *
Term Loans	$17,955,821	Broker Quote	Single broker quote	N/A	N/A	Increase

Other	$45,140	Liquidity discount	Discounts for the specific qualities of a security	12%	10% to 50%	Decrease

*	Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 9.03%
FHLMC ±	2.38%	6-1-2032	$9,822	$10,472
FHLMC ±	2.38	4-1-2032	183,926	195,799
FHLMC ±	2.46	1-1-2029	90,650	91,384
FHLMC ±	2.50	7-1-2029	8,120	8,616
FHLMC ±	3.06	10-1-2031	85,438	85,726
FHLMC	6.00	4-1-2016	402,106	430,418
FHLMC	6.00	5-1-2017	675,530	722,163
FHLMC	7.00	6-1-2031	460,111	552,305
FHLMC	9.00	11-1-2016	111,125	123,944
FHLMC	9.00	12-1-2016	715,396	790,372
FHLMC	9.00	8-1-2018	174,058	195,157
FHLMC	9.00	10-1-2019	96,646	112,114
FHLMC	9.50	12-1-2016	59,494	66,853
FHLMC	9.50	5-1-2020	33,356	37,002
FHLMC	9.50	9-1-2020	221,760	261,589
FHLMC	9.50	12-1-2022	487,161	557,606
FHLMC	10.00	11-1-2021	69,326	72,653
FHLMC	10.50	5-1-2020	156,752	190,393
FHLMC Series 2582 Class CW	4.50	11-15-2017	83,777	85,222
FHLMC Series 2617 Class GR	4.50	5-15-2018	1,275,720	1,358,257
FHLMC Series 2684 Class PE	5.00	1-15-2033	294,623	307,894
FHLMC Series 2690 Class TG	4.50	4-15-2032	1,432,706	1,493,928
FHLMC Series 2855 Class WN	4.00	9-15-2019	1,262,456	1,337,317
FHLMC Series 2937 Class HJ	5.00	10-15-2019	1,309,330	1,362,300
FHLMC Series 2948 Class KB	4.50	7-15-2019	2,860,558	2,959,173
FHLMC Series 3451 Class AB	5.00	9-15-2034	645,341	646,253
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,692,811	1,776,496
FHLMC Series 3842 Class CJ	2.00	9-15-2018	1,078,841	1,099,215
FHLMC Series 3952 Class MK	3.00	11-15-2021	3,759,047	3,888,862
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,205,681	1,537,243
FNMA ±	1.98	1-1-2023	26,154	26,502
FNMA ±	2.14	10-1-2031	165,267	170,796
FNMA ±	2.25	5-1-2032	68,147	72,457
FNMA ±	2.37	11-1-2031	119,579	127,658
FNMA ±	2.42	6-1-2032	205,278	210,334
FNMA ±	2.42	12-1-2040	530,590	567,492
FNMA	3.03	1-1-2015	2,600,000	2,704,901
FNMA	3.09	5-1-2016	1,203,802	1,285,665
FNMA ±	3.42	4-1-2033	9,495	10,114
FNMA ±	3.83	7-1-2033	68,983	69,034
FNMA	3.93	8-1-2014	4,068,007	4,222,235
FNMA	4.04	4-1-2015	826,496	875,973
FNMA	4.44	9-1-2015	4,108,218	4,519,004
FNMA	5.23	7-1-2018	1,785,966	1,958,653
FNMA	5.24	1-1-2015	2,850,709	3,054,650
FNMA	5.90	7-1-2013	93,060	93,679
FNMA	6.00	4-1-2021	4,166,553	4,527,693
FNMA	6.50	8-1-2031	1,171,442	1,338,451
FNMA	7.00	5-1-2013	2,067	2,072
FNMA	7.00	11-1-2014	97,849	101,696
FNMA	8.33	7-15-2020	78,494	90,499
FNMA	8.50	7-1-2017	456,632	505,968
FNMA	9.00	10-1-2013	2,295	2,299
FNMA	9.00	12-1-2016	501,079	555,184
FNMA	9.00	2-15-2020	240,772	283,607
FNMA	9.00	10-1-2021	155,129	178,837
FNMA	9.00	6-1-2024	210,825	247,889
FNMA	9.50	12-1-2020	163,623	193,219
FNMA	9.50	3-1-2021	44,289	50,485
FNMA	10.00	3-1-2018	65,348	68,156
FNMA	10.25	9-1-2021	200,021	238,811
FNMA	10.50	10-1-2014	29,157	30,753
FNMA	10.50	8-1-2020	8,960	10,523

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	10.50%	4-1-2022	$280,540	$323,131
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	764,413	892,967
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	1,782,280	2,133,567
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	1,579,663	1,902,656
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.81	7-25-2041	3,471,727	3,511,003
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11-25-2031	2,120,949	2,558,989
FNMA Series 1988-4 Class Z	9.25	3-25-2018	89,645	100,104
FNMA Series 1988-9 Class Z	9.45	4-25-2018	54,058	60,417
FNMA Series 1989-30 Class Z	9.50	6-25-2019	283,211	319,346
FNMA Series 1989-49 Class E	9.30	8-25-2019	38,537	42,693
FNMA Series 1990-111 Class Z	8.75	9-25-2020	50,951	55,807
FNMA Series 1990-119 Class J	9.00	10-25-2020	139,126	160,263
FNMA Series 1990-124 Class Z	9.00	10-25-2020	91,791	105,784
FNMA Series 1990-21 Class Z	9.00	3-25-2020	224,886	256,747
FNMA Series 1990-27 Class Z	9.00	3-25-2020	156,655	179,640
FNMA Series 1990-30 Class D	9.75	3-25-2020	72,502	83,890
FNMA Series 1990-77 Class D	9.00	6-25-2020	66,238	75,093
FNMA Series 1991-132 Class Z	8.00	10-25-2021	308,260	359,092
FNMA Series 1992-71 Class X	8.25	5-25-2022	110,171	130,793
FNMA Series 2002-W4 Class A6 ±	3.30	5-25-2042	1,528,934	1,639,841
FNMA Series 2003-125 Class AY	4.00	12-25-2018	6,024,744	6,381,620
FNMA Series 2003-129 Class AP	4.00	1-25-2019	1,814,781	1,914,398
FNMA Series 2003-15 Class CN	5.00	3-25-2018	1,000,000	1,078,656
FNMA Series 2003-35 Class ME	5.00	5-25-2018	1,096,119	1,172,527
FNMA Series 2005-22 Class KJ	5.00	7-25-2033	3,929,241	3,983,241
FNMA Series 2007-2 Class FA ±	0.41	2-25-2037	756,956	754,454
FNMA Series 2007-B2 Class AB	5.50	12-25-2020	1,051,227	1,069,802
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,093,416	1,119,012
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,716,663	1,774,664
FNMA Series 2010-34 Class JD	3.00	9-25-2037	2,200,857	2,229,802
FNMA Series 2011-35 Class PA	4.00	2-25-2039	4,017,921	4,143,541
FNMA Series 2011-56 Class AC	2.00	7-25-2018	1,133,176	1,155,046
FNMA Series G-22 Class ZT	8.00	12-25-2016	531,881	581,252
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.32	6-25-2033	104,386	104,406
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.38	8-25-2042	64,197	69,284
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.06	8-25-2042	4,491,408	4,873,766
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	5,500,635	5,692,673
GNMA	7.00	5-15-2013	2,980	2,980
GNMA	7.00	6-15-2033	1,111,641	1,314,587
GNMA	9.00	11-15-2017	168,022	179,822
GNMA	9.50	11-15-2017	40,369	43,143
GNMA	10.00	10-20-2017	113,786	121,429
GNMA Series 2005-90 Class A	3.76	9-16-2028	1,689,097	1,711,547
GNMA Series 2010-84 Class PA	2.00	2-20-2033	615,346	622,607
Total Agency Securities (Cost $104,413,450)				107,738,097

Asset-Backed Securities : 12.15%
Ally Auto Receivables Trust Series 2012-2 Class A2	0.56	10-15-2014	7,330,196	7,336,060
Chase Issuance Trust Series 2007-A18 Class A ±	0.47	1-15-2015	3,400,000	3,400,218
Chase Issuance Trust Series 2011-A2 Class A2 ±	0.30	5-15-2015	1,800,000	1,801,078
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.53	4-15-2040	6,200,000	6,540,727
CNH Equipment Trust Series 2012-A Class A2	0.65	7-15-2015	7,000,000	7,011,837
CNH Equipment Trust Series 2012-C Class A2	0.44	2-16-2016	8,500,000	8,501,896
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.62	5-25-2036	2,117,175	2,066,204
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	3,301,485	3,296,665
Ford Credit Auto Lease Trust Series 2011-A Class A2	0.74	9-15-2013	1,271,194	1,272,091
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	1-15-2014	6,356,819	6,366,532
Ford Credit Auto Lease Trust Series 2012-A Class A2	0.63	4-15-2014	5,331,216	5,335,359
Ford Credit Auto Owner Trust Series 2012-A Class A2	0.62	9-15-2014	2,060,683	2,062,773
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	7,154,902	7,161,528
Ford Credit Auto Owner Trust Series 2012-C Class A2	0.47	4-15-2015	4,000,000	4,003,304
Honda Auto Receivables Owner Trust Series 2012-1 Class A2	0.57	8-15-2014	6,769,902	6,776,997
Honda Auto Receivables Owner Trust Series 2012-2 Class A2	0.56	11-17-2014	7,500,000	7,510,418
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	5,000,000	5,003,380

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust Series 2011 Class A2 144A	0.69%	11-15-2013	$161,992	$162,005
Hyundai Auto Lease Securitization Trust Series 2012-A Class A2 144A	0.68	1-15-2015	4,000,000	4,006,908
Hyundai Auto Receivables Trust Hart Series 2011-C Class A2	0.62	7-15-2014	1,139,474	1,140,282
Hyundai Auto Receivables Trust Hart Series 2012-A Class A2	0.55	6-16-2014	3,313,494	3,315,784
Hyundai Auto Receivables Trust Hart Series 2012-B Class A2	0.54	1-15-2015	4,500,000	4,506,836
John Deere Owner Trust Series 2012-A Class A2	0.59	6-16-2014	6,135,046	6,139,795
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-2014	3,910,182	3,914,170
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	5,000,000	5,001,535
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12-16-2013	1,221,832	1,222,237
Nissan Auto Receivables Owner Trust Series 2011-B Class A2	0.74	9-15-2014	881,376	882,838
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	6,000,000	6,001,836
Porsche Innovative Lease Owner Pilot Trust Series 2011-1 Class A2 144A	0.92	2-20-2014	2,283,051	2,284,692
Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.68	3-25-2032	50,681	49,737
Structured Asset Investment Loan Trust Series 2005-10 Class A4 ±	0.41	12-25-2035	5,091,843	5,051,760
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-2014	2,785,424	2,790,056
Volkswagen Auto Lease Trust Series 2012-A Class A2	0.66	11-20-2014	8,000,000	8,018,672
Volkswagen Auto Loan Enhanced Valet Series 2012-1 Class A2	0.61	10-20-2014	2,437,877	2,440,342
World Omni Automobile Lease Trust Series 2012-A Class A2	0.71	1-15-2015	2,500,000	2,504,118

Total Asset-Backed Securities (Cost $144,797,536)				144,880,670

Corporate Bonds and Notes : 37.21%

Consumer Discretionary : 6.84%

Diversified Consumer Services : 0.42%
Life Technologies Corporation	3.38	3-1-2013	5,000,000	5,022,400

Household Durables : 0.52%
Newell Rubbermaid Incorporated	5.50	4-15-2013	6,095,000	6,194,641

Leisure Equipment & Products : 0.45%
Hasbro Incorporated	6.13	5-15-2014	5,000,000	5,371,040

Media : 3.34%
DIRECTV Holdings LLC	4.75	10-1-2014	7,000,000	7,478,002
Discovery Communications LLC	3.70	6-1-2015	5,277,000	5,636,612
EchoStar DBS Corporation	7.00	10-1-2013	3,000,000	3,127,500
Historic Time Warner Incorporated	9.13	1-15-2013	3,270,000	3,299,852
TCM Sub LLC 144A	3.55	1-15-2015	6,976,000	7,313,080
Time Warner Cable Incorporated	6.20	7-1-2013	3,320,000	3,425,051
Time Warner Cable Incorporated	8.25	2-14-2014	2,455,000	2,671,438
Viacom Incorporated	4.38	9-15-2014	6,512,000	6,917,287
				39,868,822

Multiline Retail : 0.54%
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	6,000,000	6,459,312

Specialty Retail : 1.57%
Best Buy Company Incorporated	7.00	7-15-2013	5,500,000	5,541,250
Home Depot Incorporated	5.25	12-16-2013	5,250,000	5,511,245
Staples Incorporated	9.75	1-15-2014	7,000,000	7,655,977
				18,708,472

Consumer Staples : 2.60%

Beverages : 0.25%
Anheuser Busch InBev Worldwide Incorporated ±	1.10	3-26-2013	3,000,000	3,007,464

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.50%
Safeway Incorporated	5.63%	8-15-2014	$5,600,000	$5,975,166

Food Products : 1.06%
Cadbury Schweppes Company 144A	5.13	10-1-2013	6,545,000	6,753,347
Conagra Foods Incorporated	5.88	4-15-2014	5,500,000	5,861,499
				12,614,846

Personal Products : 0.51%
Avon Products Incorporated	4.80	3-1-2013	6,000,000	6,045,408

Tobacco : 0.28%
Reynolds American Incorporated	1.05	10-30-2015	3,340,000	3,341,516

Energy : 3.22%

Energy Equipment & Services : 1.16%
Enbridge Energy Partners LP	4.75	6-1-2013	7,350,000	7,470,297
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,392,040
				13,862,337

Oil, Gas & Consumable Fuels : 2.06%
Apache Corporation	6.00	9-15-2013	6,175,000	6,434,616
El Paso Corporation	7.38	12-15-2012	1,000,000	1,001,531
Energy Transfer Partners LP	5.95	2-1-2015	2,795,000	3,068,815
Marathon Oil Corporation	0.90	11-1-2015	4,000,000	4,004,116
Phillips 66 Company 144A	1.95	3-5-2015	4,600,000	4,699,650
Valero Energy Corporation	4.75	4-1-2014	5,125,000	5,345,601
				24,554,329

Financials : 10.82%

Capital Markets : 0.64%
BlackRock Incorporated	1.38	6-1-2015	5,000,000	5,082,630
Invesco Limited	5.38	2-27-2013	2,465,000	2,491,563
				7,574,193

Commercial Banks : 0.90%
Associated Banc-Corp	1.88	3-12-2014	4,000,000	4,000,680
First Tennessee Bank	4.63	5-15-2013	5,620,000	5,705,857
Union Bank NA	2.13	12-16-2013	1,000,000	1,015,800
				10,722,337

Consumer Finance : 3.18%
American Express Company	7.25	5-20-2014	6,000,000	6,559,026
American Honda Finance Corporation 144A	2.38	3-18-2013	4,000,000	4,021,732
Capital One Financial Corporation	7.38	5-23-2014	7,000,000	7,653,478
Ford Motor Credit Company LLC	3.88	1-15-2015	4,000,000	4,154,284
Ford Motor Credit Company LLC	7.00	10-1-2013	2,000,000	2,091,678
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,366,000	4,784,031
Nisource Finance Corporation	5.40	7-15-2014	4,797,000	5,131,039
SLM Corporation	3.88	9-10-2015	3,500,000	3,578,565
				37,973,833

Diversified Financial Services : 2.75%
Bank of America Corporation	7.38	5-15-2014	6,000,000	6,515,316
Citigroup Incorporated	6.38	8-12-2014	7,000,000	7,584,269
Goldman Sachs Group Incorporated	6.00	5-1-2014	6,000,000	6,406,242

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
HSBC Finance Corporation	4.75%	7-15-2013	$6,000,000	$6,142,662
JPMorgan Chase & Company	2.05	1-24-2014	6,000,000	6,091,482
				32,739,971

Insurance : 2.48%
AON Corporation	7.38	12-14-2012	6,000,000	6,010,116
ASIF Global Financing XIX 144A	4.90	1-17-2013	3,000,000	3,012,504
Genworth Life Institutional Funding Trust 144A	5.88	5-3-2013	3,715,000	3,784,196
MetLife Global Funding I 144A	2.00	1-10-2014	3,000,000	3,045,855
MetLife Institutional Funding III 144A	1.63	4-2-2015	3,500,000	3,567,998
Principal Financial Group Incorporated	7.88	5-15-2014	6,000,000	6,595,530
Prudential Covered Trust Company 144A	3.00	9-30-2015	3,486,500	3,621,773
				29,637,972

REITs : 0.87%
Duke Realty LP	6.25	5-15-2013	1,950,000	1,995,712
HCP Incorporated	5.63	2-28-2013	1,000,000	1,011,200
Simon Property Group LP	5.45	3-15-2013	4,800,000	4,863,202
Ventas Realty LP	3.13	11-30-2015	2,400,000	2,537,002
				10,407,116

Health Care : 1.97%

Biotechnology : 0.61%
Biogen Idec Incorporated	6.00	3-1-2013	7,226,000	7,317,770

Health Care Equipment & Supplies : 0.16%
Boston Scientific Corporation	5.45	6-15-2014	1,750,000	1,862,252

Health Care Providers & Services : 0.78%
Express Scripts Holding Company 144A	2.10	2-12-2015	3,400,000	3,467,731
McKesson HBOC Incorporated	5.25	3-1-2013	3,829,000	3,871,303
Unitedhealth Group Incorporated	0.85	10-15-2015	2,000,000	2,008,254
				9,347,288

Pharmaceuticals : 0.42%
AbbVie Incorporated 144A	1.20	11-6-2015	5,000,000	5,022,360
Industrials : 2.98%

Commercial Services & Supplies : 1.00%
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	2,000,000	2,021,966
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	3,310,000	3,379,596
Pitney Bowes Incorporated	3.88	6-15-2013	6,412,000	6,498,203
				11,899,765

Electrical Equipment : 1.12%
Dayton Power & Light Company	5.13	10-1-2013	6,000,000	6,213,288
Roper Industries Incorporated	6.63	8-15-2013	6,895,000	7,173,958
				13,387,246

Machinery : 0.86%
Case New Holland Incorporated	7.75	9-1-2013	5,000,000	5,212,500

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Eaton Corporation 144A	0.95%	11-2-2015	$5,000,000	$4,999,430
				10,211,930

Information Technology : 2.04%

IT Services : 0.60%
Electronic Data Systems Corporation Series B	6.00	8-1-2013	7,000,000	7,173,474

Office Electronics : 0.55%
Xerox Corporation	8.25	5-15-2014	6,000,000	6,575,568

Semiconductors & Semiconductor Equipment : 0.34%
Broadcom Corporation	1.50	11-1-2013	4,000,000	4,036,604

Software : 0.55%
CA Incorporated	6.13	12-1-2014	6,000,000	6,538,038

Materials : 1.02%

Metals & Mining : 1.02%
Arcelormittal Company	4.25	2-25-2015	2,000,000	2,020,014
Barrick Gold Corporation	1.75	5-30-2014	7,000,000	7,099,085
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	3,000,000	3,027,207
				12,146,306

Telecommunication Services : 2.76%

Diversified Telecommunication Services : 2.17%
AT&T Incorporated	0.88	2-13-2015	6,445,000	6,473,648
Citizens Communications Company	6.25	1-15-2013	4,500,000	4,522,500
Qwest Corporation ±	3.64	6-15-2013	3,000,000	3,033,972
SBA Tower Trust 144A	4.25	4-15-2040	5,415,000	5,701,264
Verizon Virginia Incorporated Series A	4.63	3-15-2013	6,070,000	6,140,005
				25,871,389

Wireless Telecommunication Services : 0.59%
Verizon Wireless Capital LLC	7.38	11-15-2013	6,688,000	7,097,051

Utilities : 2.96%

Electric Utilities : 2.20%
Ameren Corporation	8.88	5-15-2014	6,000,000	6,616,146
Dominion Resources Incorporated	5.00	3-15-2013	8,425,000	8,534,272
Florida Power Corporation	0.65	11-15-2015	6,000,000	5,995,806
Georgia Power Company	0.63	11-15-2015	3,000,000	2,997,465
Nextera Energy Capital Company	1.61	6-1-2014	2,000,000	2,019,794
				26,163,483

Gas Utilities : 0.51%
Atmos Energy Corporation	4.95	10-15-2014	5,640,000	6,066,017

Multi-Utilities : 0.25%
DTE Energy Company ±	1.12	6-3-2013	3,000,000	3,006,978

Total Corporate Bonds and Notes (Cost $441,361,044)				443,804,694

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.60%

California : 1.42%
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88%	4-1-2025	$4,000,000	$4,073,160
California Public Works Board Lease Series E (Health Revenue)	3.68	12-1-2015	5,000,000	5,140,250
Glendale CA Redevelopment Agency Tax Allocation (Tax Revenue)	3.50	12-1-2012	1,730,000	1,730,017
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	6,000,000	6,013,860
				16,957,287

Florida : 0.24%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	2,800,000	2,878,904

Georgia : 0.14%
Atlanta GA Development Authority Tuff Yamacraw Project Class B (IDR, AMBAC Insured)	4.65	1-1-2013	1,670,000	1,671,720

Illinois : 0.50%
Illinois State (Tax Revenue)	4.42	1-1-2015	5,635,000	5,982,510

Louisiana : 0.44%
Louisiana State Gas & Fuels Tax Build America Bonds Series A-4 (Tax Revenue) ±	2.71	5-1-2043	5,250,000	5,261,498

Michigan : 0.89%
Michigan State Housing Development Authority Series A (Housing Revenue) ±	0.86	12-1-2014	4,100,000	4,109,061
Wayne County MI (Tax Revenue)	3.00	3-15-2013	6,500,000	6,530,225
				10,639,286

Minnesota : 0.13%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64	3-1-2014	1,500,000	1,533,780

New Jersey : 0.12%
Atlantic City NJ (Tax Revenue, AGM Insured)	4.00	12-15-2013	1,375,000	1,404,728

New York : 0.16%
Dutchess County NY Local Development Corporation (Health Revenue) %%	1.35	7-1-2014	1,775,000	1,776,385
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	4-1-2013	165,000	165,163
				1,941,548

Ohio : 0.25%
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	6-1-2013	3,000,000	3,024,720

Pennsylvania : 0.09%
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ø	2.63	12-1-2033	1,000,000	1,000,000

Texas : 0.22%
Houston TX Airport Services Sub-Lien Series A (Airport Revenue)	5.00	7-1-2013	2,500,000	2,568,450

Total Municipal Obligations (Cost $54,498,286)				54,864,431

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities : 10.23%
Bank of America Commercial Mortgage Incorporated Series 2004-1 Class A4	4.76%	11-10-2039	$6,710,000	$6,953,305
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.74	6-10-2039	6,653,898	7,070,092
Bank of America Commercial Mortgage Incorporated Series 2004-5 Class A4 ±	4.94	11-10-2041	5,829,000	6,187,781
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,725	2,790
Bear Stearns Commercial Mortgage Securities Incorporated Series 2004-PWR3 Class A4	4.72	2-11-2041	1,500,000	1,549,670
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-2041	3,700,000	4,034,476
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	5,610,000	6,173,648
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	2,130,000	2,312,501
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	5,975,856	6,474,625
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.39	7-15-2044	1,500,000	1,672,316
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	134,684	150,590
Commercial Mortgage Pass-Through Trust Series 2005-C6 Class A5A ±	5.12	6-10-2044	5,585,000	6,175,357
Commercial Mortgage Pass-Through Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	5,696,297	6,017,187
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10-15-2037	1,133,447	1,134,424
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.11	6-19-2031	668,955	670,745
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	305,092	307,995
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.29	9-25-2034	255,192	187,058
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	1,168,000	1,268,335
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,850,000	3,138,796
Credit Suisse Mortgage Capital Certificates Series 2010-12R Class 11A1 ±144A	4.00	7-26-2036	1,538,763	1,544,398
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±	3.16	1-25-2022	165,283	168,980
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±	1.96	1-25-2021	50,185	50,820
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.33	9-25-2033	884,916	821,258
GE Capital Commercial Mortgage Corporation Series 2004-C1 Class A3	4.60	11-10-2038	456,862	469,889
GE Capital Commercial Mortgage Corporation Series 2004-C2 Class A4	4.89	3-10-2040	5,636,000	5,886,216
GE Capital Commercial Mortgage Corporation Series 2004-C3 Class A4 ±	5.19	7-10-2039	4,240,000	4,481,057
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,980,401
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	107,295	111,067
Housing Securities Incorporated Series 1992-8 Class E ±	3.56	6-25-2024	173,133	170,678
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	6,210,000	6,660,914
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	6,950,000	7,619,229
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	34,423	34,858
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	6,380,000	7,037,995
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,815,000	5,273,913
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	6-13-2041	2,146,251	2,180,016
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	1,000,000	1,072,377
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	15,258.50	4-20-2021	32	6,922
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.46	4-25-2018	27,714	28,109
Resecuritization Mortgage Trust Series 1998-B Class A ±144A	0.46	4-26-2021	11,010	10,405
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	1.78	11-25-2020	520,505	532,783
Springleaf Mortgage Loan Trust Series 2012-2A Class A ±144A	2.22	10-25-2057	3,711,686	3,748,803

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.63%	10-25-2024	$221,855	$235,062
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.73	2-25-2028	365,680	338,621
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.17	12-25-2034	87,420	79,326
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	4,740,096	4,776,443
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.74	8-25-2032	212,930	208,493
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.74	8-25-2032	190,805	182,509
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	889,023	809,503
Total Non-Agency Mortgage Backed Securities (Cost $121,816,028)				122,002,736

Yankee Corporate Bonds and Notes : 21.77%
Consumer Discretionary : 1.51%

Auto Components : 0.34%
Autoliv Incorporated	3.85	4-30-2014	4,000,000	4,073,560

Diversified Consumer Services : 0.57%
Anglo American Capital Company 144A	9.38	4-8-2014	6,130,000	6,773,037

Media : 0.26%
Thomson Reuters Corporation	5.95	7-15-2013	3,000,000	3,096,264

Multiline Retail : 0.34%
Wesfarmers Limited 144A	7.00	4-10-2013	4,000,000	4,087,084

Consumer Staples : 0.62%

Beverages : 0.17%
Heineken NV 144A	0.80	10-1-2015	2,000,000	1,995,880

Food & Staples Retailing : 0.22%
Delhaize Group	5.88	2-1-2014	2,450,000	2,572,282

Tobacco : 0.23%
BAT International Finance plc 144A	1.40	6-5-2015	2,750,000	2,778,864

Energy : 2.59%

Oil, Gas & Consumable Fuels : 2.59%
Husky Energy Incorporated	5.90	6-15-2014	6,000,000	6,447,486
Noble Corporation	5.88	6-1-2013	7,420,000	7,598,956
Petrobras International Finance Company	2.88	2-6-2015	4,000,000	4,116,572
Weatherford International Limited	4.95	10-15-2013	6,000,000	6,188,934
Woodside Finance Limited 144A	8.13	3-1-2014	6,000,000	6,505,350
				30,857,298

Financials : 12.32%

Capital Markets : 0.28%
AMVESCAP plc	5.38	12-15-2014	3,000,000	3,297,903

Commercial Banks : 11.10%
ANZ National (International) Limited 144A	2.38	12-21-2012	3,500,000	3,503,147
Bank Nederlandse Gemeenten	5.00	5-16-2014	14,000,000	14,872,172
Bank of Montreal 144A	1.30	10-31-2014	5,500,000	5,590,200
Bank of Nova Scotia	0.75	10-9-2015	4,000,000	3,997,300
Bank of Nova Scotia 144A	1.45	7-26-2014	12,000,000	12,086,400
Canadian Imperial Bank 144A	0.90	9-19-2014	4,000,000	4,034,800
Canadian Imperial Bank 144A	2.00	2-4-2013	14,000,000	14,039,242

9

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Commonwealth Bank of Australia ±144A	0.93%	3-19-2013	$4,500,000	$4,507,313
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	1,000,000	1,027,309
ING Bank NV ±144A	1.44	3-15-2013	6,000,000	6,012,474
KFW Bankengruppe ±	0.29	11-28-2014	7,000,000	6,997,179
Macquarie Bank Limited 144A	3.45	7-27-2015	5,000,000	5,169,525
Nordea Eiendomskreditt 144A	1.88	4-7-2014	12,500,000	12,725,663
SpareBank 1 Boligkreditt 144A	1.25	10-25-2014	14,000,000	14,092,778
Stadshypotek AB 144A	1.45	9-30-2013	12,500,000	12,599,063
Westpac Banking Corporation ±144A	0.58	12-14-2012	5,000,000	5,000,130
Xstrata Finance Canada Limited 144A	2.85	11-10-2014	6,000,000	6,153,528
				132,408,223

Diversified Financial Services : 0.94%
Abbey National Treasury Service plc 144A	3.88	11-10-2014	4,400,000	4,544,417
WPP Finance	8.00	9-15-2014	6,000,000	6,655,578
				11,199,995

Health Care : 0.63%

Health Care Equipment & Supplies : 0.34%
Covidien International Finance SA	1.35	5-29-2015	4,000,000	4,061,912

Pharmaceuticals : 0.29%
Takeda Pharmaceutical Company 144A	1.03	3-17-2015	3,500,000	3,515,243

Industrials : 0.68%

Airlines : 0.39%
Qantas Airways 144A	5.13	6-20-2013	4,625,000	4,660,108

Machinery : 0.29%
Pentair Finance SA 144A	1.35	12-1-2015	3,500,000	3,499,584

Materials : 1.11%

Metals & Mining : 1.11%
Arcelormittal Company	5.38	6-1-2013	7,500,000	7,615,058
Rio Tinto Finance USA Limited	8.95	5-1-2014	5,000,000	5,572,875
				13,187,933

Telecommunication Services : 2.31%

Diversified Telecommunication Services : 1.93%
British Telecommunications plc	5.15	1-15-2013	3,553,000	3,571,127
Deutsche Telekom International Finance BV	5.25	7-22-2013	7,000,000	7,201,292
Telefonica Emisiones SAU	2.58	4-26-2013	6,145,000	6,168,030
Vivendi SA 144A«	2.40	4-10-2015	6,000,000	6,082,314
				23,022,763

Wireless Telecommunication Services : 0.38%
Rogers Wireless Incorporated	6.38	3-1-2014	4,200,000	4,492,358

Total Yankee Corporate Bonds and Notes (Cost $257,809,808)				259,580,291

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name				Principal	Value
Other : 0.01%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)				$186,660	$61,598
Total Other (Cost $17,686)					61,598

Short-Term Investments : 5.48%
		Yield		Shares
Investment Companies : 5.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		63,183,825	63,183,825
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(r)(u)		0.21		1,512,314	1,512,314
					64,696,139

			Maturity date	Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill #(z)		0.10	12-27-2012	$700,000	699,949

Total Short-Term Investments (Cost $65,396,088)					65,396,088

Total investments in securities (Cost $1,190,109,926)*	100.48%				1,198,328,605
Other assets and liabilities, net	(0.48)				(5,718,316)

Total net assets	100.00%				$1,192,610,289

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
%%	Security issued on a when-issued basis.
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(i)	Illiquid security
(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1,500*0.21%)+15,573.5% = 15,258.5%.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,189,937,254 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,301,912
Gross unrealized depreciation	(910,561)

Net unrealized apprciation	$8,391,351

11

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$107,738,097	$0	$107,738,097
Asset-backed securities	0	144,880,670	0	144,880,670
Corporate bonds and notes	0	443,804,694	0	443,804,694
Municipal obligations	0	54,864,431	0	54,864,431
Non-agency mortgage backed securities	0	122,002,736	0	122,002,736
Yankee corporate bonds and notes	0	259,580,291	0	259,580,291
Other	0	0	61,598	61,598
Short-term investments
Investment companies	63,183,825	1,512,314	0	64,696,139
U.S. Treasury securities	699,949	0	0	699,949

	$63,883,774	$1,134,383,233	$61,598	$1,198,328,605

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(166,582)	$0	$0	$(166,582)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of November 30, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized losses
3-28-2013	1,831 Short	2-Year U.S. Treasury Notes	$403,649,674	$(71,633)
3-28-2013	220 Short	5-Year U.S. Treasury Notes	27,438,125	(94,949)

WELLS FARGO ADVANTAGE TARGET TODAY FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.04%

Affiliated Master Portfolios : 100.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$783,383,795
Wells Fargo Advantage Diversified Stock Portfolio		150,081,595
Wells Fargo Advantage Short-Term Investment Portfolio		54,819,100
Total Investment Companies (Cost $929,902,233)		988,284,490

Total investments in securities (Cost $929,902,233)*	100.04%	988,284,490
Other assets and liabilities, net	(0.04)	(354,984)

Total net assets	100.00%	$987,929,506

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2010 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$655,496,672
Wells Fargo Advantage Diversified Stock Portfolio		188,616,237
Wells Fargo Advantage Short-Term Investment Portfolio		35,107,289
Total Investment Companies (Cost $805,943,420)		879,220,198

Total investments in securities (Cost $805,943,420)*	100.03%	879,220,198
Other assets and liabilities, net	(0.03)	(294,250)

Total net assets	100.00%	$878,925,948

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2015 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.00%

Affiliated Master Portfolios : 100.00%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$621,554,116
Wells Fargo Advantage Diversified Stock Portfolio		320,553,953
Wells Fargo Advantage Short-Term Investment Portfolio		39,116,372
Total Investment Companies (Cost $924,605,689)		981,224,441

Total investments in securities (Cost $924,605,689)*	100.00%	981,224,441
Other assets and liabilities, net	0.00	(30,760)

Total net assets	100.00%	$981,193,681

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2020 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 99.96%

Affiliated Master Portfolios : 99.96%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,306,607,419
Wells Fargo Advantage Diversified Stock Portfolio		1,140,033,076
Wells Fargo Advantage Short-Term Investment Portfolio		101,398,463
Total Investment Companies (Cost $2,355,972,934)		2,548,038,958

Total investments in securities (Cost $2,355,972,934)*	99.96%	2,548,038,958
Other assets and liabilities, net	0.04	1,094,798

Total net assets	100.00%	$2,549,133,756

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2025 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$816,975,384
Wells Fargo Advantage Diversified Stock Portfolio		1,201,151,395
Wells Fargo Advantage Short-Term Investment Portfolio		83,481,302
Total Investment Companies (Cost $1,938,496,390)		2,101,608,081

Total investments in securities (Cost $1,938,496,390)*	100.02%	2,101,608,081
Other assets and liabilities, net	(0.02)	(503,922)

Total net assets	100.00%	$2,101,104,159

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2030 FUND	PORTFOLIO OF INVESTMENTS —- November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$582,288,176
Wells Fargo Advantage Diversified Stock Portfolio		1,487,900,598
Wells Fargo Advantage Short-Term Investment Portfolio		85,480,069
Total Investment Companies (Cost $1,979,294,015)		2,155,668,843

Total investments in securities (Cost $1,979,294,015)*	100.02%	2,155,668,843
Other assets and liabilities, net	(0.02)	(513,346)

Total net assets	100.00%	$2,155,155,497

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 99.91%

Affiliated Master Portfolios : 99.91%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$169,487,701
Wells Fargo Advantage Diversified Stock Portfolio		792,886,602
Wells Fargo Advantage Short-Term Investment Portfolio		39,676,095
Total Investment Companies (Cost $926,400,619)		1,002,050,398

Total investments in securities (Cost $926,400,619)*	99.91%	1,002,050,398
Other assets and liabilities, net	0.09	934,856

Total net assets	100.00%	$1,002,985,254

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2040 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$139,195,847
Wells Fargo Advantage Diversified Stock Portfolio		1,242,232,905
Wells Fargo Advantage Short-Term Investment Portfolio		56,889,570
Total Investment Companies (Cost $1,314,690,708)		1,438,318,322

Total investments in securities (Cost $1,314,690,708)*	100.03%	1,438,318,322
Other assets and liabilities, net	(0.03)	(482,782)

Total net assets	100.00%	$1,437,835,540

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2045 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 99.83%

Affiliated Master Portfolios : 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$30,836,373
Wells Fargo Advantage Diversified Stock Portfolio		454,680,554
Wells Fargo Advantage Short-Term Investment Portfolio		19,983,460
Total Investment Companies (Cost $468,895,658)		505,500,387

Total investments in securities (Cost $468,895,658)*	99.83%	505,500,387
Other assets and liabilities, net	0.17	880,305

Total net assets	100.00%	$506,380,692

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2050 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$50,780,069
Wells Fargo Advantage Diversified Stock Portfolio		790,534,445
Wells Fargo Advantage Short Term Investment Portfolio		34,626,177
Total Investment Companies (Cost $795,003,672)		875,940,691

Total investments in securities (Cost $795,003,672)*	100.03%	875,940,691
Other assets and liabilities, net	(0.03)	(243,770)

Total net assets	100.00%	$875,696,921

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE TARGET 2055 FUND	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Value
Investment Companies : 99.64%

Affiliateted Master Portfolios: 99.64%
Wells Fargo Advantage Diversified Fixed Income Portfolio		$1,577,219
Wells Fargo Advantage Diversified Stock Portfolio		24,553,847
Wells Fargo Advantage Short-Term Investment Portfolio		1,075,483
Total Investment Companies (Cost $26,209,570)		27,206,549

Total investments in securities (Cost $26,209,570)*	99.64%	27,206,549
Other assets and liabilities, net	0.36	97,603

Total net assets	100.00%	$27,304,152

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2055 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	January 28, 2013

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	January 28, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	January 28, 2013